File Nos. 333-29289 and  811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ /  Pre-Effective Amendment No.

/X/  Post-Effective Amendment No.  4
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /
         Amendment No. 4
                        (check appropriate box or boxes)

                              THE WORLD FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                1500 Forest Avenue, Suite 223, Richmond, VA 23229
               (address of Principal Executive Offices: (Zip Code)

Registrant's Telephone Number, including Area Code (804) 285-8211

John Pasco, III 1500 Forest Ave., Suite 223, Richmond, VA  23229
                     (Name and Address of Agent for Service)

                     Please send copies of communications to
                           Steven M. Felsenstein, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                          Philadelphia, Pa. 19103-7098

Approximate Date of Proposed Public Offering: Upon effectiveness of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box)

  / / immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on
  (date) pursuant to paragraph (a)(1) /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Tile of Securities Being Registered Common Stock of the New Market Fund series and the Third Millennium Russia Fund series par value $.01 per share.

                              CROSS-REFERENCE SHEET


                          PART A - Prospectuses for the
                          Third Millennium Russia Fund
                                       And
                                 New Market Fund
 (This   Post-Effective   Amendment   does  not  amend  the   existing
         Prospectuses of other Series of The World Funds, Inc.)


Item No.                            Information Required in a Prospectus

1.       Cover Page.                Cover Page.

2.       Synopsis.                  Prospectus Summary; Fund Expenses.

3.       Condensed Financial        Financial Highlights.
         Information.

4.       General Description of     Prospectus Summary; Cover Page; General
         Registrant                 Information About the Company; The Funds'
                                    Investment and Policies; Additional
                                    Information on Policies and Investments;
                                    Special Risk Considerations; Investment
                                    Restrictions.  Condensed Financials


5.       Management of the Fund     Management of the Fund Prospectus Summary;
                                    the Company's Management; General
                                    Information about the Company; To Obtain
                                    More Information.

5a.      Management's Discussion    N/A
         of Fund Performance

6.       Capital Stock and          Prospectus Summary; Taxes; Dividends and
         Other Securities           Capital Gains Distributions; General
                                    Information About the Company; To Obtain
                                    More Information.

7.       Purchase of Securities     Prospectus Summary; How to Invest; How Net
         Being Offered.             Asset Value is Determined; Special Share-
                                    holder Services; How to Transfer Shares.

8.       Redemption or Repurchase   How to Redeem Shares; Special Shareholder
                                    Services; How to Transfer Shares.



9.       Pending Legal Proceedings. Not Applicable.

                PART B - Statements of Additional Information for
                          Third Millennium Russia Fund
                                       And
                                 New Market Fund
  (This Post-Effective Amendment does not amend the existing Statements of Additional Information of other Series of The World Funds, Inc.)

Item No.                            Information Required in a Statement
                                    Of Additional Information

10.      Cover Page.                Cover Page.

11.      Table of Contents.         Table of Contents.

12.      General Information        Not Applicable.
         and History

13.      Investment Objectives      The World Funds, Inc.; Investment Policies;
         and Policies.              Special Investment Considerations for the
                                    Funds; Investment Restrictions.

14.      Management of the          Directors and Officers.
         Registrant.

15.      Control Persons and        Directors and Officers.
         Principal Holders of
         Securities.

16.      Investment Advisory and    Investment Advisor; Transfer Agent;
         Other Services.            Administrator; Distribution.

17.      Brokerage Allocation and   Portfolio Transactions.
         Other Services.

18.      Capital Stock and Other    General Information and History; Dividends
         Securities                 and Distributions.

19.      Purchase, Redemption and   Special Shareholder Services; Valuation and
         Pricing of Securities      Calculation of Net Asset Value.
         Being Offered.

20.      Tax Status.                Taxes.

21.      Underwriters.              Distribution.

22.      Calculation of Performance Performance.
         Data.

23.      Financial Statements.      Financial Statements.

                            PART C - Other Information

24.       Financial Statements and Exhibits.

25.       Persons Controlled By Or Under Common Control With Registrant.

26.       Number of Holders of Securities.

27.       Indemnification.

28.       Business and Other Connections of Investment Advisor.

29.       Principal Underwriters.

30.       Location of Accounts and Records.

31.       Management Services.

32.       Undertakings.

;~?; ;~;;~?;





                                                         1









                                            THIRD MILLENNIUM RUSSIA FUND

                                                         OF
                                                THE WORLD FUNDS, INC.
                                            A "SERIES" INVESTMENT COMPANY


1500 Forest Avenue                          PROSPECTUS DATED             , 1998
Suite 223
Richmond, Virginia 23229
Telephone:  1-800-527-9525


                  This Prospectus offers shares of the Third Millennium Russia Fund (the "Fund"), a series of The World Funds, Inc. (the "World Funds"), an open-end management investment company commonly known as a "mutual fund." A "series" fund offers investors a choice of investment objectives, with each series having its own separate and distinct portfolio of investments and operating much like a separate mutual fund. The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock). Shareholders redeeming shares held less than 360 days will be charged a 2% redemption fee paid to the Fund to offset transaction costs of buying and selling portfolio securities. The World Funds is currently composed of four series. Investors will be able to exchange all or part of their investment from one fund to another or to certain other mutual funds, under conditions set by the Fund.

         SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
AMOUNTS INVESTED IN THE FUNDS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND WHICH A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. MORE INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS CONTAINED IN THE "STATEMENT OF ADDITIONAL INFORMATION," DATED , 1998 WHICH IS AVAILABLE AT NO CHARGE UPON WRITTEN REQUEST TO THE FUND. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                      PAGE


PROSPECTUS SUMMARY

TABLE OF FUND EXPENSES

THE WORLD FUNDS, INC.

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT RESTRICTIONS

PERFORMANCE

RISK CONSIDERATIONS

THE WORLD FUND'S MANAGEMENT

DISTRIBUTION PLAN

HOW TO INVEST

HOW TO REDEEM SHARES

HOW TO TRANSFER SHARES

ACCOUNT STATEMENTS AND SHAREHOLDER REPORTS

SPECIAL SHAREHOLDER SERVICES

HOW NET ASSET VALUE IS DETERMINED

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

TAXATION CONSIDERATIONS

GENERAL INFORMATION ABOUT THE WORLD FUNDS

MORE INFORMATION

                                            THIRD MILLENNIUM RUSSIA FUND

                                        P R O S P E C T U S    S U M M A R Y


         The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


         Investment Objective  :        The  objective  of the  Fund  is to seek

                                        to  achieve  capital appreciation  by
                                        investing in a non diversified portfolio
                                        consisting primarily of equity
                                        securities (which includes  securities
                                        convertible into equity securities, such
                                        as  warrants,   convertible   bonds,
                                        debentures   or  convertible   preferred
                                        stock).   See   "Investment  Objective"
                                        and "Investment Policies" on Page   ___.

         Principal Investments :        Invests primarily in equity  securities
                                        of  issuers  in Russia.  See "Investment
                                        Objective" and "Investment  Policies" on
                                        Page ---.

         The Advisor           :        Third  Millennium  Investment  Advisors
                                        LLC is  the  Advisor. See "The World
                                        Fund's Management" on Page ___.

         Distributions/Dividends:       Paid annually  from  available  capital
                                        gains and income.  See "Dividends and
                                        Capital Gains Distributions" on Page
                                        ____.

         Reinvestment          :        Distributions  may  be  reinvested
                                        automatically  without  a sales  charge.
                                        See "Dividends  and Capital  Gains
                                        Distributions"  on Page ____.

         Initial Purchase      :        $1,000 minimum.  See "How to Invest" on
                                        Page ____.


         Subsequent Purchase   :        Minimum $1000.  Shares of the Fund are
                                        offered for sale without a front-end
                                        sales load through the distributor,
                                        First Dominion Capital Corp..  See "How
                                        to Invest" on Page ____.

         Net Asset Value       :        Information  may also be obtained  by
                                        calling  1-800-527-9525. See "How the
                                        Net Asset Value is Determined" on Page
                                        ____.

         Principal Risk Factors:        There  can be no  assurance  that the
                                        Fund  will  achieve  its investment
                                        objective.   Factors  which  should  be
                                        considered  by  an investor   include:
                                        The Fund invests in foreign securities and therefore may be affected by foreign currency fluctuations  or exchange
                                        controls,  differences  in accounting
                                        procedures, and other risks. The markets
                                        in  which  the  Fund   invests   include
                                        newly reorganized  capital  markets,
                                        which may also involve added risk.  See
                                        "Risk  Considerations"  on Page ___.
                                        The Fund also may acquire  shares
                                        of other investment companies.

         Year 2000             :        Many computer  software  systems in use
                                        today cannot  properly process  date-
                                        related  information  from and  after
                                        January  1,  2000.   Should  any of the
                                        computer  systems  employed  by  the
                                        Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. The Adviser, the Fund's distributor (First Dominion
                                        Capital  Corp.),  the Fund's
                                        administrator (Commonwealth
                                        Shareholder

                                        Services,  inc.) and the Fund's Transfer
                                        Agent and dividend  disbursing  agent
                                        (Fund Services, Inc.) have each advised the Fund that they are reviewing all of their computer systems. They propose to modify or replace such systems prior to January 1, 2000 to the extent necessary to seek to prevent any such negative impact. In addition, the Adviser has been advised by the Fund's custodian and accounting services agent, Brown Brothers Harriman & Co. that it is also in the process of reviewing its systems with the same goal. As of the date of this Prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved prior to January 1, 2000.

                                               TABLE OF FUND EXPENSES

         The  following   table   illustrates  all  expenses  and  fees  that  a
shareholder of the Fund will incur. The expenses set forth are estimated below:


Shareholder Transaction Expenses                    Third Millennium Russia Fund

Front End Sales Load Imposed on Purchases                     None
Front End Sales Load Imposed on Reinvested Dividends          None
Redemption Fees                                          2% on shares held less
                                                         than 360 days*
Exchange Fees                                                 None

                  * Shares held more than 360 days are not subject to the redemption fee. A shareholder electing a wire transfer of funds or placing a telephone redemption request will be charged $10 for each service. Written requests do not incur any charges.


Estimated Annual Fund Operating Expenses (as % of average net assets)

Management Fee                                                        1.75%
12b-1 Fees                                                             .25%
Other Operating Expenses                                               .75%
Total Fund Operating Expenses                                         2.75%


         The purpose of this table is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly.

         The following examples illustrate the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period.


         1 Year            3 Years

         $28.19            $88.86


         These examples should not be considered a representation of past or future expenses or performances. Actual expenses may be greater or lesser than those shown.

                                                THE WORLD FUNDS, INC.

         The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. (the "World Funds"), an open-end management investment company incorporated in Maryland in 1997. The World Funds currently consists of five series, and the Board of Directors may elect to add more series in the future. A minimum initial investment of $1,000 is required to open a shareholder account in the Fund, and each subsequent investment must be $100 or more.


                                          INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which are securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

         The investment objective of the Fund is a fundamental policy and may not be changed without the approval of shareholders. All investments entail some risks (see "Risk Considerations"), and there is no assurance that the investment objective of the Fund can be achieved.

         As the name implies, the Fund invests in Russian Securities. Under normal circumstances, the Fund will be at least 65% invested in Russian Securities. As used in this Prospectus, the term "Russian Company" means a legal entity (i) that is organized under the laws of, or with a principal office and domicile in, Russia, (ii) for which the principal equity securities trading market is in Russia, or (iii) that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia or that has at least 50% of its assets situated in Russia. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of Russian Companies. Under current conditions, the Advisor expects to maintain at least 20% of the Fund in cash and liquid investments to maintain a degree of liquidity and provide more stability. As the Russian equity markets develop and grow, the Advisor may elect greater equity exposure.

         As used in this Prospectus, "Russia" refers to the Russian Federation, which does not include other countries that formerly comprised the Soviet Union.

         Russian Company Equities. To achieve its objective, the Fund intends to invest primarily in equity securities of Russian Companies. As used in this Prospectus, equity securities means common or preferred stock (including convertible preferred stock), bonds, notes or debentures convertible into common or preferred stock, stock purchase warrants and rights, American Depository Receipts or American Global Depository Receipts of Russian Equities.

         The Fund intends to invest its assets over a broad economic spectrum of Russian Companies including, as conditions warrant from time to time, issuers from the following sectors: oil and gas, energy generation and distribution, communications, mineral extraction, trade (including retail trade and distribution) financial and business services, transportation, manufacturing, real estate, textiles, food processing and construction. The Fund does not concentrate its investments in any industry and therefore it does not invest more than 25% of its assets in any one industry.

         The Advisor's approach to selecting investments emphasizes fundamental company-by-company analysis in conjunction with broader analysis of specific sectors. Although, when relevant, the Advisor may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values, the primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Advisor will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Advisor believes are comparable. The Advisor in selecting investments will also consider macroeconomic factors such as inflation, GDP growth, government spending and the government's support of particular industries.

            The Fund's investments will include investments in companies which, while falling within the definition of Russian Companies, as stated above, have characteristics and business relationships common to companies in a country or countries other than Russia. As a result, the value of the securities of such companies may reflect economic market forces applicable to other countries, as well as to Russia. For example, the Fund may invest in companies organized and located in countries other than Russia, including companies having their entire production facilities outside of Russia, when securities of such companies meet one or more elements of the Fund's definition of Russian Company.

         Russian Government T-Bills ("GKOs"). To the extent that the Fund's assets are not invested in Russian equity securities, and to provide liquidity, the Fund's assets may be invested in (i) debt securities issued by Russian Companies or issued or guaranteed by the Russian Government (such as its T-Bills or so-called "GKOs") or a Russian governmental entity, as well as debt securities and governmental issuers outside Russia, (ii) equity securities of issuers outside Russia which the Advisor believes will experience growth in revenue and profits from participation in the development of the economies of the Commonwealth of Independent States ("CIS"), and (iii) short-term debt securities of the type described below under "Investment Objective and Policies-Temporary Investments." The Fund may invest in debt securities that the Advisor believes, based upon factors such as relative interest rate levels and foreign exchange rates, offer opportunities for long-term capital appreciation. It is likely that many of the debt securities in which the Fund will invest will be unrated and, whether or not rated, the debt securities may have speculative characteristics.
See "Risk Considerations" on Page ____.

             The Fund will invest indirectly in securities through sponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and other types of Depository Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depository Receipts"), to the extent such Depository Receipts become available. ADRs are Depository Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of Depository Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, the Fund's investments in Depository Receipts will be deemed to be investments in the underlying securities.

         Although the Fund does not generally intend to invest for the purpose of seeking short-term profits, the Fund's investments may be changed when circumstances warrant, without regard to the length of time a particular security has been held. As more companies in Russia are privatized and as more companies increase their capitalization and float, turnover may increase in order to capitalize on these new opportunities. It is expected that the Fund will have an annual portfolio turnover rate that will generally not exceed 150%. A 100% turnover rate would occur if all the Fund's portfolio investments were sold and either repurchased or replaced within a year. A high turnover rate (100% or more) results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation Considerations" on Page
----.

         Temporary Investments. During periods in which the Advisor believes changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity securities and invest without limit in short-term (less than twelve months to maturity) debt securities or hold cash. The short-term and medium-term debt securities in which the Fund may invest consist of (a) obligations of the U.S. or Russian governments, and their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by various governments or international development agencies; and (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S or Russian corporations. The Fund intends to invest for temporary defensive purposes only in short-term and medium-term debt securities rated, at the time of investment, A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if unrated by either rating agency, of equivalent credit quality to securities so rated as determined by the Advisor. For purposes of the Fund's investment restriction prohibiting the investment of 25% or more of the total value of its assets in a particular industry, a foreign government (but not the United States government) is deemed to be an "industry," and therefore investments in the obligations of any one foreign government may not equal or exceed 25% of the Fund's assets. In addition, supranational organizations are deemed to comprise an industry, and therefore investments in the obligations of such organizations may not, in the aggregate, equal or exceed 25% of the Fund's assets. See "Investment Restrictions" on Page ____.

              Strategic Transactions. The Advisor does not, as a general rule, intend to regularly enter into strategic transactions for the purpose of reducing currency and market risk, for two reasons. First, since financial derivatives in Russian markets currently must be tailor-made to the Fund's specifications, they are extremely costly and illiquid instruments, and as such do not offer a cost-effective way to minimize currency and market risk. Second, the Fund is intended for investors with a long-term investment horizon and it is the Advisor's hope that any short-term losses due to fluctuations in local currencies or stock market values will be compensated over the long term by the capital appreciation of the portfolio securities. Notwithstanding the foregoing, the Advisor may, from time-to-time as circumstances dictate, engage in strategic transactions as described below.

         Currency risk is assessed separately from equity analysis. To balance undesirable currency risk the Fund may enter into forward contracts to purchase or sell foreign currencies in anticipation of the Fund's currency requirements, and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss due to a decline in the value of the currency which is sold, they also limit any possible gain which might result should the value of the currency rise. Foreign investments which are not U.S. dollar denominated may require the Fund to convert assets into foreign currencies or convert assets and income from foreign currencies to dollars. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market. However, the investment policies permit the Fund to enter into forward foreign currency exchange contracts in order to provide protection against changes in foreign exchange rates. Any transactions in foreign currencies will be designed to protect the dollar value of the assets composing or selected to be acquired or sold for the investment portfolio of the Fund; the Fund will not speculate in foreign currencies.

         The Fund may purchase and write covered call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign securities. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In connection with such transactions, the Fund will segregate assets sufficient to meet its obligations: when the Fund's obligation is denominated in a foreign currency, the Fund will own that currency or assets denominated in that currency, or a currency or securities which the Advisor anticipates will move along with the hedged currency.

         The Fund may enter into contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the portfolio securities or adversely affect the prices of securities that the Fund intends to purchase or sell at a later date. The successful use of currency futures will usually depend on the Advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may actually realize losses.

         The Fund is authorized to use financial futures, currency futures, and options on such futures for certain hedging purposes subject to conditions of regulatory authorities (including margin requirements) and limits established by the World Fund's Board of Directors to avoid speculative use of such techniques.

         The investment restrictions set forth below under "Investment Restrictions" are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting securities. All other investment policies and practices described in this Prospectus are not fundamental, meaning that the Board of Directors may change them without the approval of shareholders. As used herein, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented and (ii) more than 50% of the outstanding shares. There is no assurance the Fund will be able to achieve its investment objective.

                                               INVESTMENT RESTRICTIONS

         The investments of the Fund are subject to investment limitations which may not be changed without the approval of at least a majority of the outstanding voting securities, as that term is defined in the Investment Company Act of 1940. (See the Statement of Additional Information for the specific definition.)

         Certain of these policies are detailed below, while other policies which prohibit or limit particular practices are set forth in the Statement of Additional Information. The investment restrictions of the Fund specifically provide that it may not:

         * As to 50% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

         * Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding stock or securities or more than 10% of any class of voting securities of such issuer.

         * Act as an underwriter of securities of other issuers, except that it may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933 or any foreign law restricting distribution of securities in a country of a foreign issuer ("restricted securities").

         * Buy or sell commodities or commodity contracts provided, however, that it may utilize not more than 1% of its assets for deposits or commissions required to enter into a forward foreign security contract for hedging purposes as described under "Investment Policies." (Such deposits or commissions are not presently required in the markets the Fund will use.)

         * Make loans,  except that it may: (i) lend portfolio  securities; and
           (ii) enter into repurchase agreements secured by the U.S. Government or Agency securities.

         Percentage limitations in the "Investment Policies" and "Investment Restrictions" sections are determined at the time the Fund makes a purchase or loan subject to such percentage.


                                                     PERFORMANCE

             From time to time, the World Funds may advertise information regarding the performance of the Fund. Such statements of performance will consist of the Fund's "total return." These performance figures are based upon historical results and are not intended to indicate future performance. "Total return" is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

         Please refer to the Statement of Additional Information for more information on Performance.



                                                 RISK CONSIDERATIONS

         Investing in Russian Companies involves significant risks and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative, including:

               Greater social, economic and political uncertainty in general (including risk of regional war). Delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody.
               Risks  in  connection  with  the  maintenance  of Fund  portfolio securities and cash with Russian licensed sub-custodians and securities depositories.
               The risk that it may be more difficult or problematic to obtain and/or enforce a legal judgment. The negative effects of public corruption and crime. Greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets and traded securities.
             Currency exchange rates and dearth of currency hedging instruments.
               Risks in use of derivative instruments, including forward foreign
              currency  exchange  contracts,   currency  futures  contracts  and
              related options, put and call options on securities, indices and foreign currencies, stock index futures contracts and related options, and interest rate futures contracts and related options.
               Return of period of high rate of inflation (and any attendant social unrest).
               The risk that, by investing  significantly in a limited number of industry sectors, the Fund may be more affected by any single economic, political or regulatory development relating to a specific sector.
               Controls on foreign  investment and local  practices  disfavoring investors in general and/or foreign investors in particular, and limitations on repatriation of invested capital, profits and dividends, and the Fund's ability to exchange rubles for hard currencies.
               The risk that the Government of Russia may decide not to continue to support the economic reform programs implemented to date and to follow instead radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries to the detriment of other sectors or investors or a return to the centrally planned economy that previously existed.
               The financial  condition of Russian  Companies,  including  large amounts of inter-company debt, the lack of transparency and/or proper financial reporting based on international accounting standards and the fact that Russian Companies may be smaller, less seasoned and experienced in financial reporting and in modern management in general.
               The difference in, or lack of,  auditing and financial  reporting standards in general, which may result in the unavailability of material information about issuers.
               The risk that dividends may be withheld at the source.
               Russia's   dependency  on  export   earnings  and   corresponding
              importance of international trade and prospect of declining hard currency earnings and reserves and pressure on the ruble's exchange rate.
               The risk that the  Russian  tax system  will not be  reformed  to prevent inconsistent, retroactive and/or exorbitant taxation.
               The fact that statistical information may be inaccurate or not comparable to statistical information regarding the U.S. or other economies.
               Less extensive regulation of the securities markets than is the case in other countries. The risks associated with the difficulties that may occur in pricing the Fund's portfolio securities.
               Possible  difficulty  in  identifying  a purchaser  of the Fund's securities due to the undeveloped nature of the securities markets.
               The risk of  lawsuits or  government  intervention  arising  from restrictive regulations and practices with respect to foreign investment in particular industries.
               The  risk  of  nationalization  or  expropriation  of  assets  or confiscatory taxation, which may involve total loss.


                                             THE WORLD FUNDS' MANAGEMENT

         The World Funds' Board of Directors is responsible for the supervision of the general business of the Fund. The Directors act as fiduciaries for shareholders under the laws of the State of Maryland. The World Funds employs the following persons to provide it with investment advice and to conduct its on-going business:

              Advisor - Third Millennium Investment Advisors LLC (the "Advisor") manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement" ), dated , 1998. The Advisory Agreement is effective for an initial term of two years and may be renewed thereafter as long as such renewal and continuance is specifically approved at least annually by the Board of Directors of World Funds or by a vote of a majority of the outstanding voting securities of the Fund provided that the continuance is also approved by a majority of the directors who are not interested persons of the World Funds or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval.

              Pursuant to the Advisory Agreement, the Advisor provides the Fund with investment management services, subject to the supervision of the World
Funds' Board of Directors, and with office space, and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis, supervision of its portfolio and certain other costs. The Advisor also bears the cost of fees, salaries and other remuneration of the World Funds' directors, officers or employees who are officers, directors, or employees of the Advisor. The Fund is responsible for all other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and record keeping services, custodian and transfer agency fees and fees and other costs of registration of its shares for sale under various state and Federal securities laws.

         Under the Advisory Agreement, the monthly compensation paid to the Advisor is accrued daily at a rate equal to a fee at the annual rate of 1.75% of the net assets of the Fund. This fee is higher than that charged to many other investment companies, but is comparable to the fees paid by other investment companies with investment policies and objectives similar to those of the Fund, and may be waived or reduced by the Advisor at its discretion. The fee is paid monthly, within five (5) business days after the end of the month. The address of the Advisor is 515 Madison Avenue, 24th Floor, New York, N.Y. 10022.

         The Advisory Agreement contemplates the authority of the Advisor to place orders for the Fund pursuant to its investment determinations either directly with the issuer or with any broker or dealer. The Advisor may allocate brokerage to an affiliated dealer in accordance with written policies and procedures adopted by the Board of Directors. In placing orders with brokers or dealers, the Advisor will attempt to obtain the best price and execution of its orders. The Advisor may purchase and sell securities to and from brokers and dealers who provide the Advisor with research advice and other services, or who sell shares of the Fund. From time to time, and subject to the Advisor obtaining the best price and execution for the Fund, the Board may authorize the Advisor to allocate brokerage transactions to a broker in consideration: (i) of investment research or statistical services, or (ii) in consideration of a payment of an obligation otherwise payable by the Fund.

               The Advisor has assembled an Advisory Committee to assist the Advisor in evaluating the securities market environment and to provide the portfolio manager with specific industry and company specific recommendations for their consideration. The following persons are members of the Advisory
Committee:

               E. Wayne Nordberg,  retired in September, 1998, from Lord, Abbott
              & Co,. where he was a Partner since 1988, most recently in charge of Equity Investments, and before that, in charge of Equity Research. A Member of the Financial Analysts Federation and the New York Society of Security Analysts, he received his BA in Economics from Lafayette College.
               Oleg Yachnik, President and founder of OLMA, Moscow, Russia, ranked among the top 25 Russian financial companies. Mr. Yachnik is a PhD. and a member of the Board of Directors of NAUFOR and of the RTS (Russian Trading System), as well as a member of the governing committee of MICEX .
               Alexander  Pevnitsky,  General Director of the brokerage  company
              "Pride", located in Novosibirsk, Russia, ranked 7th among regional brokers. He is a PhD. in mathematics and economics.
               Yury  Bovkun,  General  Director of "Pride  Holding,"  ranked 5th among the regional firms. He is a member of the Board of Directors of the RTS.
               Charles C. Wilkes, Vice Chairman of the Exeter Trust Corporation,
              Bethesda, Maryland, a member of the Bar of the District of Columbia and owner of the Washington, D.C. real estate investment firm, The Wilkes Company.
               John T.  Connor,  Jr. is  Chairman of the Advisor and a portfolio manager of the Fund. Since 1993, Mr. Connor has been chairman of ROSGAL, a Russian financial company licensed by the Ministry of Finance of the Russian Federation, and of its affiliate, Rosgal Insurance, an insurance company separately licensed by the Ministry of Finance. Both companies are head-quartered in the same premises in Moscow, Russia. A Phi Beta Kappa, highest honors graduate of Williams College, and a graduate of Harvard Law School, Mr. Connor previously chaired the pension committee of an NYSE-listed company and authored the lead article in an American Bar Association journal on "Russia's Securities Markets" (Fall
              1996).
               Alexei Moskvin, ROSGAL's Director of Equity Investment and a portfolio manger of the Fund. Mr. Moskvin is a PhD. from Novosibirsk State University and holds a Financial Broker and Money Manager Certificate.

     The Fund's Portfolio Managers for the Fund are: John T. Connor, Jr. and Alexei Moskvin. In addition they may retain the services of other full time professionals in portfolio management. Each of the above named individuals, except Mr. Nordberg, are principals, officers or employees of the Advisor.

     The Advisor has also established a Consultant Committee. The Consultant Committee is comprised of former U.S. Ambassador to the Soviet Union Jack F. Matlock, Jr. and Professor Marvin Zonis. The Committee will be responsible for providing the Advisory Committee and the portfolio managers periodic updates on political and macroeconomic conditions and trends in Russia and their potential implications for the overall investment climate in Russia. This will enhance their ability to oversee and safeguard the assets of the Fund's shareholders.

         Ambassador Matlock is currently the George F. Kennan Professor at the Einstein Institute in Princeton, New Jersey. Ambassador in Moscow for four years under President Bush, he previously served in the Reagan White House as Special Assistant to the President for National Security Affairs and served three previous tours of duty in Moscow for a total of eleven years duty in Russia. His book, Autopsy of an Empire, was published by Random House in 1995 and he has written extensively on Russia's modern history and politics. He is a summa cum laude graduate of Duke University.

         Marvin Zonis is a Professor at the Chicago Business School where he teaches International Political Economy and is the Principal in an international consulting firm bearing his name. Marvin Zonis + Associates created the Political Stability Index, the first useful quantitative model for assessing country risk. The index is used with clients to manage risk in political, economic and investment decisions. It also serves as the basis for preparing Country Analysis Reports, daily analyses of changing risk profiles in the major developed and emerging markets. He was educated at Yale University and Harvard Business School and received his Ph D in Political Science from MIT.

         Administrator - Commonwealth Shareholder Services, Inc. ("CSS"), serves as Administrator to the Fund pursuant to an Administrative Services Agreement. CSS provides certain recordkeeping and shareholder servicing functions required of registered investment companies, and will assist the World Funds in preparing and filing certain financial and other reports and performs certain daily functions required for ongoing operations. CSS may furnish personnel to act as the World Funds' officers to conduct its business subject to the supervision and instructions of its Board of Directors.

         The Administrative Services Agreement provides that CSS will be paid monthly: (1) 0.20% per year of the average daily net assets of the Fund which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with the execution of portfolio trades, and certain services in connection with Fund accounting; (2) an hourly fee for shareholder servicing and state securities law matters; and (3) certain out-of-pocket expenses. John Pasco, III, Chairman of the Board of the World Funds, owns the stock of CSS, which , therefore, may be deemed to be an affiliate of the World Funds. The address of CSS is 1500 Forest Avenue, Suite 223, Richmond, Va. 23229.

         Custodian and Accounting Services Agent - Brown Brothers Harriman & Co. ("BBH") is the World Funds' Custodian and Accounting Services Agent. BBH collects income when due and holds all of the World Funds' portfolio securities and cash. (BBH, with the World Funds' consent, has designated The Depository Trust Company of New York, as its agent to secure some of the assets of the Fund.) BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the World Funds outside the U.S. Such appointments are subject to appropriate review by the World Funds' Board of Directors. BBH as the Accounting Services Agent maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the World Funds' business. The address of BBH is 40 Water Street, Boston, Massachusetts 02109.

         Transfer and Dividend Disbursing Agent - Fund Services, Inc. ("FSI") is the World Funds' Transfer and Dividend Disbursing Agent. John Pasco, III, Chairman of the Board of the World Fund owns one third of the stock of FSI, and, therefore, FSI may be deemed to be an affiliate of the World Fund. FSI provides all the necessary facilities, equipment and personnel to perform the usual and ordinary services of Transfer and Dividend Disbursing Agent, including: administrative receipt and processing of orders and payments for purchases of shares, opening shareholder accounts, preparing shareholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing shareholder reports and prospectuses, withholding certain taxes on non-resident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all shareholders, preparing and mailing confirmation forms to shareholders for all purchases and redemptions of the Fund's shares and all other confirmable transactions in shareholders' accounts, recording reinvestment of dividends and distribution of the Fund's shares. Under the Agreement between the Fund and FSI, as in effect on May 1, 1991, FSI is compensated pursuant to a schedule of services and out-of-pocket expenses. The schedule calls for a minimum payment of $16,500 per year. The address of the Transfer and Dividend Disbursing Agent is P.O. Box 26305, Richmond, VA 23260.

         Principal Underwriter/Distributor - First Dominion Capital Corp. (the "Distributor") acts as the Principal Underwriter for the Fund pursuant to an agreement dated August 19, 1997 Mr. John Pasco, III, who is the President, Treasurer, and a Director, and sole shareholder of the Distributor. Mr. Pasco is also the Chairman and a director of the World Funds. The address of the Distributor is 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

                                                 DISTRIBUTION PLAN

         The Fund bears some of the costs of selling its shares under a Distribution Plan it has adopted pursuant to Rule 12b-1 under the 1940 Act. This rule regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.

         Payments under the Distribution Plan are limited to a fee for distribution related services at an annual rate of 0.25% of the Fund's average daily net assets. This fee is used to reimburse the Distributor for the payment of service and maintenance fees to selling dealers or institutional firms for shareholder servicing and maintenance of shareholder accounts.

         The Distribution Plan may be terminated at any time by a vote of a majority of the Independent Directors or by vote of a majority of the Fund's outstanding shares. Payments pursuant to the Distribution Plan are included in the Fund's operating expenses.

                                                    HOW TO INVEST

         Shares of the Fund may be purchased directly from the Distributor or through members of the National Association of Securities Dealers, Inc. who are registered, if required, in the state where the purchase is made and who have a sales agreement with the Distributor. After a shareholder account is established, subsequent orders for shares may be mailed directly to the Transfer Agent. Such purchases of shares are made at the net asset value. A minimum initial investment of $1,000 is required to open a shareholder account in the Fund, and each subsequent investment must be $100 or more. Under certain circumstances, the World Funds may waive the minimum initial investment for purchases by officers, directors and employees of the World Funds and its affiliated entities and for certain related advisory accounts. The offering price per share is equal to the net asset value per share next determined after receipt of a purchase order.

         When an investor acquires shares of the Fund from a securities dealer, the investor may be charged a transaction fee for shares purchased and/or redeemed at net asset value through that broker.

         To facilitate the handling of transactions with shareholders, the World Funds uses an open account plan. The Transfer Agent will automatically establish and maintain an open account for the Fund's shareholders. Under the open account plan, your shares are reflected in your open account. This service facilitates the purchase, redemption or transfer of shares, and eliminates the need to safeguard certificates and reduces time delays in executing transactions.

         Purchase by Mail. For initial purchases, the Account Application form which accompanies this Prospectus should be completed, signed, and mailed to the Transfer Agent, together with your check or other negotiable bank draft drawn on and payable by a U.S. Bank payable to the Third Millennium Russia Fund. For subsequent purchases include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and the social security number.

         Investing by Wire. You may purchase shares by requesting your bank to transmit "Federal Funds" by wire directly to the Transfer Agent. To invest by wire, please call the Transfer Agent for instructions, then notify the Distributor by calling 800-527-9525. Your bank may charge you a small fee for this service. The Account Application which accompanies this Prospectus should be completed and promptly forwarded to the Transfer Agent. This application is required to complete the World Funds' records in order to allow you access to your shares. Once your account is opened by mail or by wire, additional investments may be made at any time through the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

         Stock Certificates. Certificates for full shares will be issued by the Transfer Agent upon written request but only after payment for the shares is collected by the Transfer Agent.

                                                HOW TO REDEEM SHARES

         Shares may be redeemed at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be in "proper order." (See "Signature Guarantees.") You will be notified promptly by the Transfer Agent if your redemption request is not in proper order. If a shareholder redeems shares of the Fund which have been held less than 360 days (including shares to be exchanged), the World Funds will deduct from the proceeds a redemption charge of 2% of the amount of the redemption. This amount is retained by the Fund to offset the Fund's costs of purchasing or selling securities.

         The World Funds' procedure is to redeem shares at the net asset value next determined after receipt by the Transfer Agent of the redemption request in proper order as described herein. Payment will be made promptly, but no later than the seventh day following receipt of the request in proper order. Please note that (i) the Transfer Agent cannot accept redemption requests which specify a particular date for redemption, or which specify any special conditions; and
(ii) if the shares you are  redeeming  were  purchased  by you less than fifteen
(15) days prior to the receipt of your redemption request, the Transfer Agent must ascertain that your check in payment of the shares you are redeeming has cleared prior to disbursing the redemption proceeds. If you anticipate the need to redeem before fifteen (15) days, you should make your purchase by Federal Funds wire, or by a certified, treasurer's or cashier's check.

         The World Funds may suspend the right to redeem shares for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing at the net asset value per share next computed after the suspension is terminated.

         Redemption by Mail. To redeem shares by mail, send the following information to the Transfer Agent: (i) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered;
(ii) the stock certificates for the shares you are redeeming, if any were issued; (iii) any required signature guarantees (See "Signature Guarantees"); and (iv) any additional documents which might be required for redemption by corporations, executors, administrators, trustees, guardians, etc. The Transfer Agent will mail the proceeds to your currently registered address, payable to the registered owner(s) unless you specify otherwise in your redemption request. There is no charge to shareholders for redemptions by mail.

         Redemption by Telephone. You may redeem your shares by telephone if you request this service at the time you complete your initial Account Application. If you do not request this service at that time, you must request approval of telephone redemption privileges in writing (sent to the World Funds' Transfer Agent) with a signature guarantee before you can redeem shares by telephone. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10.00 service fee each time you make a telephone redemption. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. By establishing this service, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, to (i) redeem shares from your account and (ii) mail or wire redemption proceeds. There is a $10.00 service fee for making a telephone redemption. The amount of these service charges may be changed at any time, without notice, by the Transfer Agent.

         You cannot redeem shares by telephone if you hold a stock certificate representing the shares you are redeeming or if you paid for the shares with a personal, corporate, or government check and your payment has been on the books of the World Funds for less than 15 days.

         If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request to the Transfer Agent by overnight mail to 1500 Forest Avenue, Suite 111, Richmond, VA 23229.

         The World Funds employs reasonable procedures designed to confirm the authenticity of your instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions designed to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

         Signature Guarantees. To protect you and the Fund from fraud, signature guarantees are required for: (i) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (ii) all requests to transfer the registration of shares to another owner; and (iii) all authorizations to establish or change telephone redemption service, other than through your initial account application.

         In the case of redemption by mail, signature guarantees must appear either: (a) on the written request for redemption; (b) on a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. If shares held by the Transfer Agent are being redeemed, the signature guarantee must be on the written request or stock power. The Fund may waive these requirements in certain instances.

         The following institutions are acceptable guarantors: (a) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(b) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (c) trust companies; (d) firms which are members of a domestic stock exchange; (e) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934 that are authorized by charter to provide signature guarantees; and (f) foreign branches on any of the above. In addition, the Fund will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, VA 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

         Small Accounts - Due to the relatively higher cost of maintaining small accounts, the World Funds reserves the right to redeem shares in your account if, as a result of redemption or transfer, the total investment remaining in the account has a value less than the minimum initial investment. However, before the World Funds redeems your shares and sends you the proceeds you will be notified in writing that the value of your shares is less than the minimum and that you have 60 days to make an additional investment to meet the required minimum. A decline in market value alone would not require you to bring your investment up to the minimum.

                                               HOW TO TRANSFER SHARES

         If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s);
(iii) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

                                     ACCOUNT STATEMENTS AND SHAREHOLDER REPORTS

         Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

                                            SPECIAL SHAREHOLDER SERVICES

         The World Funds offers the following four (4) services for its shareholders:

         Regular Account - allows shareholders to make voluntary additions and withdrawals to and from their account as often as they wish;

         Invest-A-Matic - permits automatic monthly investments into the Fund from your checking account on a fixed or flexible schedule;

         Individual Retirement Accounts (IRA's); and

         Exchange Privileges - allows the shareholder to exchange his or her shares for shares of certain other funds having a different investment objective from that of the Fund, provided the shares of the fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. An exchange is treated as a redemption and a purchase, and may result in the realization of a gain or loss on the transaction. More information on any of these services is available upon written request to the World Funds.

                                          HOW NET ASSET VALUE IS DETERMINED

         The Fund's Net Asset Value ("NAV") is determined as of the close of trading of the New York Stock Exchange (currently 4:00 P.M., Eastern Time) on each business day from Monday to Friday or on each day (other than a day during which no security was tendered for redemption and no order to purchase or sell such security was received by the Fund) in which there is a sufficient degree of trading in the portfolio securities of the Fund that the current NAV of the shares might be materially affected by changes in the value of such portfolio security. The Fund's NAV is calculated at the 4:00 p.m. time set by the Board of Directors based upon a determination by the Board that this is the most appropriate time to price the securities.

         NAV per share is determined by dividing the total value of the assets, less its liabilities, by the total number of shares then outstanding. Generally, securities owned by the Fund are valued at market value.

         Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of Russian markets.

         Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

         ADR's, EDR's, and GDRs will be valued at the closing price of the instrument last determined prior to the valuation time unless the World Funds is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

         The Fund's management may compute the NAV per share more frequently in order to protect shareholders' interests.

                                      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         It is the policy of the World Funds to distribute substantially all of its net investment income and all of its net profits realized from the sale of portfolio securities. Income dividends received and capital gains realized, if any, will be distributed to shareholders annually.

         The sale of securities held by the Fund will be made with a view to the maintenance of a portfolio believed by the Advisor to be the most likely to achieve its objective. Such sales, and any resulting gains and losses may vary considerably from year to year.

         Unless you elect otherwise, dividends and capital gain distributions will be reinvested in additional shares of the Fund at no charge. Changes in your election must be sent to the Transfer Agent.


                                               TAXATION CONSIDERATIONS

         The Fund will seek to qualify under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a regulated investment company under the Code, the Fund is not liable for federal income taxes on income or gains which are distributed to its shareholders or imputed to shareholders under the Code. The distribution to shareholders each year of investment income and capital gains will represent taxable income to the shareholders. The Fund is a series corporation. Each series is taxed as a separate taxable entity under the Code. Shareholders will receive a written advice from the World Funds within sixty
(60) days after the end of the year furnishing them with the information required under the Code.

                                      GENERAL INFORMATION ABOUT THE WORLD FUNDS

         The World Funds is authorized to issue up to 500,000,000 shares of $0.01 par value common stock, of which it has presently allocated 50,000,000 shares to the Third Millennium Russia Fund series, and 50,000,000 each to four other series. The Board of Directors can allocate the remaining authorized but unissued shares to any series of the World Funds or may create additional series and allocate shares to such series. A share of the Fund has priority in the assets of the Fund in the event of a liquidation. The shares of the Fund will be fully paid and non-assessable, will have no preference over other shares of the Fund as to conversion, dividends, or retirement, and will have no preemptive rights. Shares of the Fund will be redeemable from the assets of the Fund at any time.

         Each outstanding share of the World Funds is entitled to one vote for each full share of stock and a fractional vote for fractional shares of stock. All shareholders vote on matters which concern the corporation as a whole. The World Funds is not required to hold a meeting of shareholders each year, and may elect not to hold a meeting in years when no meeting is necessary. The Fund shall vote separately on matters which affect only the interest of the Fund. The World Funds' shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. Shareholders may utilize procedures described in the Statement of Additional Information to call a meeting.

         Limitation on Use of Name. The Advisory Agreement for the Fund authorizes the World Funds to utilize the name "Third Millennium." The World Funds agrees that if the Advisory Agreement is terminated it will promptly re-designate the name of the Fund to eliminate any reference to the name "Third Millennium" or any derivation thereof unless the Advisor waives this requirement in writing.

                                                  MORE INFORMATION

     For further information on the Fund please contact Commonwealth Shareholder Services, Inc., P.O. Box 8687, Richmond, VA 23226, telephone: (800) 527-9525.

         Additional information may also be obtained by requesting a copy of the Fund's Statement of Additional Information.

Advisor:                      Third Millennium Investment Advisors LLC
                              515 Madison Avenue, 24th Floor
                              New York, N.Y. 10022

Distributor:                  First Dominion Capital Corp.
                              1500 Forest Ave., Suite 223
                              Richmond, VA 23229

Independent Auditors:         Tait, Weller & Baker
                              8 Penn Center Plaza
                              Suite 800
                              Philadelphia, PA 19102

Legal Counsel:                Stradley, Ronon, Stevens & Young, LLP
                              2600 One Commerce Square
                              Philadelphia, PA 19103

Marketing Services:           For  general information on the Fund and Marketing
                              Services, call the Distributor at (800) 527-9525
                              Toll  Free

Transfer Agent:               For account information, wire purchase or
                              redemptions, call or write to the Fund's Transfer
                              Agent:

                                            Fund Services, Inc.
                                            P.O. Box 26305
                                            Richmond, VA 23286-8172
                                            (800) 628-4077 Toll Free


More   Information:   For  24  hour,  7  days  a  week  price  information  call
1-800-527-9525.

                           For information on any series of the World Funds, investment plans, or other shareholder services, call 1-800-527-9525 during normal business hours, or write the World Funds at 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

3





                                                 THE NEW MARKET FUND
                                                   A PORTFOLIO OF

                                                THE WORLD FUNDS, INC.
                                            A "SERIES" INVESTMENT COMPANY

1500 Forest Avenue                                   PROSPECTUS
Suite 223                                            Dated [    ], 1998
Richmond, Virginia 23229
Telephone:  1-800-527-9525

         The World Funds, Inc. ("the "Company") is an open-end management investment company commonly known as a "mutual fund". A "series" mutual fund offers investors a choice of investment objectives, with each series having its own separate and distinct portfolio of investments and operating much like a separate mutual fund. This Prospectus offers shares of the New Market Fund series (the "Fund") of the Company.

The Fund seeks to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as, warrants, convertible bonds, debentures or convertible preferred stock. The Fund is a non-diversified series for purposes of the Investment Company Act of 1940, as amended. The Company is currently composed of five series, which are offered in separate prospectuses.

         SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AMOUNTS INVESTED IN THE FUND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. It should be read and retained for future reference. More information about the Fund has been filed with the Securities and Exchange Commission and is contained in the "Statement of Additional Information," dated [ ], 1998, which is available at no charge upon written request to the Company. The Funds' Statement of Additional Information is incorporated herein by reference.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED PON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                      Page

PROSPECTUS SUMMARY

FUND EXPENSES

THE WORLD FUNDS, INC.

NEW MARKET FUND
         Investment Objective
         Investment Policies

INVESTMENT RISKS

INVESTMENT RESTRICTIONS

PERFORMANCE TERMS AND COMPUTATIONS

THE COMPANY'S MANAGEMENT
         Investment Manager
         Investment Advisor
         Administrator
         Custodian and Accounting Service Agents
         Transfer and Dividend Disbursing Agent
         Principal Underwriter/Distributor

HOW TO INVEST

HOW TO REDEEM SHARES

HOW TO TRANSFER SHARES

ACCOUNT STATEMENTS AND SHAREHOLDER REPORTS

SPECIAL SHAREHOLDER SERVICES

HOW NET ASSET VALUE IS DETERMINED

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

TAXES

GENERAL INFORMATION ABOUT THE COMPANY

TO OBTAIN MORE INFORMATION

                                        P R O S P E C T U S    S U M M A R Y


         The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


Investment Objective

         The Fund seeks to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

Principal Investments

         The Funds' primary investments are in equity securities.

         See "Investment Policies" on Page      .

The Fund's Management

         Virginia Management Investment Corporation (the "Manager") is the investment manager and manages the investments of the Fund according to its investment objective and policies. The Manager has employed The London Company of Virginia (the "Investment Advisor") to render certain investment advisory services to the Manager with respect to the Fund. The Manager is newly formed, and neither the Manager nor the Investment Advisor have previously acted as advisor to an investment company. See "The Company's Management" on Page .

Distributions/Dividends

         Available income and capital gains, if any, are is paid annually from the Fund. Capital gains, if any, are paid annually from the Fund. See "Dividends and Capital Gains Distributions" on Page .

Reinvestment

          Distributions may be reinvested automatically with no sales load. See "Dividends and Capital Gains Distributions" on Page .

Purchases

         Initial purchase is $5,000 minimum. Subsequent purchases must be a minimum of $100. Shares of the Fund are offered for sale with a sales charge through the distributor, First Dominion Capital Corp. (see "How to Invest" on Page ).

Net Asset Value

         Available by calling 1-800-527-9525.  See "How the Net Asset Value is
         Determined" on Page      .

Investment Risks

         There can be no assurance that the Fund will achieve its investment objective. See "Investment Risks" on Page [ ]

Year 2000

         Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. The Manager, the Investment Advisor (The London Company of Virginia), the Company's distributor (First Dominion Capital Corp), the Company's Administrator (Commonwealth Shareholder Services, Inc.) and the Company's transfer agent and dividend disbursing agent (Fund Services, Inc.) have advised the Company that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Company has been advised by the Fund's custodian and accounting services agent, Star Bank, that it is also in the process of reviewing its systems with the same goal. As of the date of this Prospectus, the Company has no reason to believe that these goals will not be achieved prior to January 1, 2000.

         FUND EXPENSES


         The following table illustrates all expenses and fees that shareholders in the Fund will incur.

               Shareholder
         Transaction Expenses                               New Market Fund

         Front End Sales Load Imposed on Purchases            2.75%

         Front End Sales Load Imposed on Reinvested
         Dividends                                            None

         Redemption Fees*                                     1.0%**


* A shareholder electing to redeem shares via a telephone request will be charged $10 for each such redemption request.

** A one percent redemption fee is deducted from the proceeds of shares redeemed less than one year after purchase.

         Average Fund Operating Expenses
         (as percentage of average daily
                   net assets)                         New Market Fund

         Management                                           1.00%

         12b-1 Fee                                              .50

         Other Operating Expenses                               .49%
         Total Fund Operating Expenses                         1.99%

         The purpose of these tables is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly. Management expects that, to the extent that the Fund increases in size, the Other Operating Expenses will decline as an annual percentage rate reflecting economies of scale.

Example

         The following examples illustrate the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period.

Fund Name                                            1 Year   3 Years

New Market Fund                             [        ]        [    ]


                                                THE WORLD FUNDS, INC.

         The Fund is a series of The World Funds, Inc. (the "Company"), an open-end management investment company incorporated in Maryland in 1997. The Company currently consists of five series, and the Board of Directors may elect to add more series in the future. A minimum initial investment of $5,000 is required to open a shareholder account in the Fund, and each subsequent investment must be $100 or more.

         The investment objective of the Fund is fundamental and may not be changed without the approval of shareholders. However, the investment policies of the Fund are not fundamental and may be changed with the approval of the Company's Board of Directors. All investments entail some risks and there is no assurance that the investment objective of the Fund can be achieved. See "Investment Risks" on the page [ ].

                                                   NEW MARKET FUND

         Investment Objective. The Fund seeks to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

         Investment Policies. It is the Fund's policy to focus its investments on profitable, financially stable growth companies. It is anticipated that such companies will generate high returns on invested capital. The companies will generally be unleveraged, characteristically have shareholder-oriented management, and generally tend to have large market capitalizations.

         Under normal market conditions, the Fund will have at least 65% of its assets in common stocks or securities convertible into common stocks. The Fund's portfolio will be non-diversified. The Fund will not be limited to investing in the securities of companies of any particular size, or to securities traded in any particular market. No more than 25% of the Fund's assets will be invested in issuer's which operate in any single industry. The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities.

         When the Fund's Management believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position, it is not pursuing its stated investment policies. The Fund's Management decides when it is appropriate to be in a defensive position. It is impossible to predict for how long such alternative strategies will be utilized.

         It is anticipated that portfolio turnover will not exceed 50% under normal circumstances. A higher portfolio turnover rate may result in additional brokerage commissions or expenses to the Fund.

                                                  INVESTMENT RISKS


         An investment in the Fund is subject to all of the risks of an equity investment, including the risk of declines in the value of the equity markets generally. In addition, the Fund may invest a portion of its assets in smaller companies that may involve greater risk than investments in larger, more mature issuers. Smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

         The Fund is non-diversified and therefore its assets may be invested in fewer securities than a diversified fund. This investment practice may cause the market action of the Fund's larger portfolio positions to have a greater impact on the Fund's net asset value, which could result in increased volatility.

         The use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inappropriate times or for prices higher than (in the case of put options) or lower than (in case of call options) current market values, limit the amount of appreciation it can realize on its investments or cause it to hold a security it might otherwise sell.


                                    INVESTMENT RESTRICTIONS

         The investments of the Fund are subject to investment limitations which may not be changed without the approval of at least a majority of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. (See the Statement of Additional Information for the specific definition.)

         Certain of these policies are detailed below, while other policies which prohibit or limit particular practices are set forth in the Statement of Additional Information. The investment restrictions of the Fund specifically provide, except as noted otherwise, that it may not:

* Purchase any security if, as a result of such purchase, less than 50% of the assets of the Fund would consist of cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Fund has not invested more than 5% of its assets.

* Purchase stock or securities of an issuer (other than U.S. Government securities or securities of other investment companies) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

* Act as an underwriter of securities of other issuers, except (i) that the Fund may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer; and (ii) to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

*        Buy or sell commodities or commodity contracts.

*        Borrow  money  except  as a  temporary  measure  for  extraordinary  or emergency purposes. Notwithstanding the foregoing, to avoid the untimely disposition of assets to meet redemptions, the Fund may borrow up to 33 1/3% of the value of its assets from banks to meet redemptions, provided that the Fund may not make other investments while such borrowings are outstanding.

*        Make loans (other than by investment in repurchase agreements).

* Invest more than 25% of its total assets in securities of companies in the same industry.

         Percentage  limitations  in the  foregoing  description  of the  Funds'
investments  and  policies  and  this  "Investment   Restrictions"  section  are
determined at the time the Fund makes an investment subject to such percentage.

                                         PERFORMANCE TERMS AND COMPUTATIONS

         From time to time the Fund may advertise information regarding its performance. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Advertising may include the following performance measurements.

         "Average annual total return" refers to the average annual compound rate of return of an investment in the Fund assuming that the investment has been held for one, five and ten-year periods, as applicable, and/or the life of the Fund.

         "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. These calculations assume that dividends and capital gains distributions were reinvested.

         "Capital change" measures return from capital, including reinvestment of any capital gains distributions but not reinvestment of dividends.

         Performance will vary based upon, among other things, changes in market conditions and the level of the Funds' expenses. Please refer to the Statement of Additional Information for more information on Performance.

                                              THE COMPANY'S MANAGEMENT

         The  Board  of  Directors  of  the  Company  is  responsible   for  the
supervision of the general business of the Company. The Directors act as fiduciaries for shareholders under the laws of the State of Maryland. The Board has appointed John Pasco, III to serve as President of the Company. The Company employs the following persons to provide it with investment advice and to conduct its ongoing business:

         Investment Manager - Virginia Management Investment Corporation (the "Manager") manages the investment of the assets of the Fund pursuant to the Investment Management Agreement (the "Management Agreement"). The Management Agreement is in effective for a period of two years from [ ], 1998 and may be renewed thereafter as long as such renewal and continuance is specifically approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, provided the continuance is also approved by a majority of the Directors who are not "interested persons" of the Company or the Manager by vote cast in person at a meeting called for the purpose of voting on such approval. The Manager is a newly formed Corporation and its only client is the Fund. The address of the Manager is 7800 Rockfalls Dr, Richmond, Virginia 23225.

         Pursuant to the Management Agreement, the Manager provides the Fund with investment management services, subject to the supervision of the Board of Directors of the Company, and with office space for investment activities, and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis, supervision of the Funds' portfolios and certain other costs. The Manager also bears the cost of fees, salaries and other remuneration of the Company's Directors, officers or employees who are officers, Directors, or employees of the Manager. The Fund is responsible for all other costs and expenses, such as, but not limited to, brokerage fees, commissions and other transaction costs in connection with the purchase and sale of securities, legal, auditing, bookkeeping and record keeping services, custodian and transfer agency fees and fees and other costs of filing notice of or registration of its shares for sale under various state and Federal securities laws. All expenses of the Fund not specifically assumed by the Manager are assumed by the Fund.

         Under the Management Agreement, the Manager is entitled to monthly compensation accrued daily at an annual rate equal to 1% of the average daily net assets of the Fund. This fee is higher than that charged to many other investment companies. The fee is paid monthly, within five business days after the end of the month.

         Investment  Advisor  - The  Manager  has  entered  into  an  Investment
Advisory  Agreement  (the  "Advisory  Agreement")  with The  London  Company  of
Virginia (the "Investment Advisor"), dated [ ], 1998. Stephen Goddard is President of the Investment Advisor and is portfolio manager of the Fund.

         The Investment Advisor provides the Manager with investment analysis and timing advice, research and statistical analysis relating to the management of the portfolio securities of the Fund. The investment recommendations of the Investment Advisor, while required to comport with the investment objective, policies and restrictions of the Fund, are subject to the responsibility of the Manager (acting under the supervision of the Company's Board of Directors).

         The Advisory Agreement between the Investment Advisor and the Manager contemplates the authority of the Investment Advisor to place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers or dealers, the Investment Advisor will attempt to obtain the best price and execution for the Fund's orders. The Investment Advisor may purchase and sell securities to and from brokers and dealers who provide the Investment Advisor with research advice or statistical services, and may be authorized to pay a commission for such transactions which is higher than the commission which would be charged by another broker. Any research advice or statistical information obtained by the Investment Advisor may be used for the benefit of the Fund or any other client of the Investment Advisor. From time to time, and subject to the Investment Advisor obtaining the best price and execution, the Board of Directors may authorize the Investment Advisor to allocate brokerage transactions to a broker in consideration of: (1) payment of an obligation otherwise payable by the Funds, or (2) in consideration of the sale of Fund shares.

         The Manager, from its management fee, is obligated to pay the Investment Advisor a fee equal to one-half of the management fee received from the Fund with respect to the assets supervised by the Investment Advisor. The amount so payable will be reduced by one-half of any voluntary reduction in the Manager's fee on such assets, or reimbursements to the Fund pursuant to agreements relating to organizational expenses. The address of the Investment Advisor is Riverfront Plaza, West Tower, 901 East Byrd Street, Suite 1350A, Richmond, Virginia, 23219.
         Administrator - Commonwealth Shareholder Services, Inc. ("CSS"), serves as Administrator to the Fund pursuant to Administrative Services Agreements. CSS provides certain recordkeeping and shareholder servicing functions required of registered investment companies, and will assist the Fund in preparing and filing certain financial and other reports and performs certain daily functions required for ongoing operations. CSS may furnish personnel to act as the Company's officers to conduct the Company's business subject to the supervision and instructions of the Company's Board of Directors. CSS also provides other administrative and operational services required by the Fund on terms set and for fees or reimbursements approved by the Company's Board of Directors.

         The Administrative Services Agreements provide that CSS will be paid monthly: (1) 0.20% of the average daily net assets of the Fund (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with the execution of portfolio trades, and certain services in connection with Fund accounting); (2) an hourly fee for shareholder servicing and state securities law matters; and (3) certain out-of-pocket expenses. The address of CSS is 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

         Custodian and Accounting Services Agents - Star Bank, N.A. ("Star Bank") is the Fund's custodian and accounting services agent. Star Bank collects income when due and holds all of the portfolio securities and cash. Star Bank, as the accounting services agent, maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. The address of Star Bank is 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118.

         Transfer and Dividend Disbursing Agent - Fund Services, Inc. ("FSI" or the "Transfer Agent") is the transfer and dividend disbursing agent for the Company. John Pasco, III, President of the Company, owns one third of the stock of FSI, and, therefore, FSI may be deemed to be an affiliate of the Company. FSI provides all the necessary facilities, equipment and personnel to perform the usual and ordinary services of the transfer and dividend disbursing agent, including administrative receipt and processing of orders and payments for purchases of shares, opening shareholder accounts, preparing shareholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing shareholder reports and prospectuses, withholding certain taxes on non-resident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all shareholders, preparing and mailing confirmation forms to shareholders for all purchases and redemptions of the Company's shares and all other confirmable transactions in shareholders' accounts, recording reinvestment of dividends and distribution of the Company's shares. Under the Agreement between the Company and FSI, as in effect on [ ], 1998, FSI is compensated pursuant to a schedule of services, and is reimbursed for out-of-pocket expenses. The schedule for the Fund calls for a minimum payment of $16,500 per year. The address of the Transfer Agent is P.O. Box 26305, Richmond, VA 23260.

     Principal Underwriter/Distributor - First Dominion Capital Corp. (the "Distributor"), acts as the principal underwriter for the Company pursuant to an agreement effective August 19, 1997. Mr. John Pasco, III, is the President, Treasurer, Director and sole shareholder of the Distributor. Mr. Pasco is also the Chairman and a Director of the Company. The address of the Distributor is 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

                                                   HOW TO INVEST

         Shares of the Fund may be purchased directly from the Distributor or through brokers or dealers who are members of the National Association of Securities Dealers, Inc. who are registered, if required, in the state where the purchase is made and who have a sales agreement with the Distributor. After a shareholder account is established, subsequent orders for shares may be mailed directly to the Transfer Agent.

         The public offering price ("POP") per share is equal to the net asset value per share plus a sales charge, if applicable. A minimum initial investment of $5,000 is required to open a shareholder account in the Fund, and each subsequent investment must be $100 or more. The minimum initial investment may be waived for purchases by officers, Directors and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). Please refer to the Statement of Additional Information for further details. The Distributor retains the right to refuse to accept an order.

                                            Sales Charge as a Percentage of

Amount of Purchase                                               Dealer Discount
At the Public                       Offering         Net Amount as Percentage of
Offering Price                      Price            Invested   Offering Price

$5,000 but under $100,000           2.75%            2.83%           2.25%
$100,000 but under $250,000         2.25%            2.30%           1.75%
$250,000 but under $500,000         1.50%            1.52%           1.25%
$500,000 but under $1 million       1.00%            1.01%           0.75%
$1 million or over                  0.00%            0.00%           0.00%

         There is a 1% redemption fee on accounts held less than one year.

         In addition to the sales charge listed above, up to 0.35% of average net assets is paid annually to qualified dealers for providing certain services (including services to retirement plans) pursuant to the Fund's Plan of Distribution.

         The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

         When an investor acquires shares of a Fund from a securities broker or dealer, the investor may be charged a transaction fee for shares purchased and/or redeemed at net asset value through that broker or dealer.

         A front end sales charge may not be imposed if a shareholder purchases shares of the Fund with redemption proceeds from other mutual fund complexes on which the shareholder previously paid a front end sales charge or a contingent deferred sales charge.

         Plan of Distribution - The Fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

         Right of Accumulation - Pursuant to the Right of Accumulation privilege, investors are permitted to purchase shares at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current public offering price of the purchaser's combined holdings of the shares of the Fund. To receive the Right of Accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

         Statement of Intention - The reduced sales charge set forth above apply immediately to all purchases where the purchaser has executed a Statement of Additional Information calling for the purchase within a 13-month period of an amount qualifying for a reduced sales charge. For a description of the Statement of Intention, see the Statement of Additional Information.

         To facilitate the handling of transactions with shareholders, the Company uses an open account plan. The Transfer Agent will automatically establish and maintain an open account for the Funds' shareholders. Under the open account plan your shares are reflected in your open account. This service facilitates the purchase, redemption or transfer of shares, eliminates the need to issue or safeguard certificates and reduces time delays in executing transactions. Stock certificates are not required and are not normally issued, however a stock certificate for full shares will be issued by the Transfer Agent upon written request but only after payment for the shares is collected by the Transfer Agent.


         Purchase by Mail - For initial purchases the account application form (the "Account Application") which accompanies this Prospectus should be completed, signed, and mailed to the Transfer Agent, together with your check or other negotiable bank draft drawn on and payable by a U.S. Bank payable to the applicable Fund. For subsequent purchases include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and the social security numbers.

         Investing by Wire - You may purchase shares by requesting your bank to transmit "Federal Funds" by wire directly to the Transfer Agent. To invest by wire please call the Transfer Agent for instructions, then notify the Distributor by calling 800-776-5455. Your bank may charge you a small fee for this service. The Account Application which accompanies this Prospectus should be completed and promptly forwarded to the Transfer Agent. This application is required to complete the Funds' records in order to allow you access to your shares. Once your account is opened by mail or by wire, additional investments may be made at any time through the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                                HOW TO REDEEM SHARES

         Shares of the Fund may be redeemed at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be in "proper order." (See "Signature Guarantees.") You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.

         The Company's procedure is to redeem shares at the net asset value next determined after receipt by the Transfer Agent of the redemption request in proper order as described herein. Payment will be made promptly, but no later than the seventh day following receipt of the request in proper order. Please note that (1) the Transfer Agent cannot accept redemption requests which specify a particular date for redemption, or which specify any special conditions; and
(2) if the shares you are redeeming were purchased by you less than 15 days prior to the receipt of your redemption request, the Transfer Agent must ascertain that your check in payment of the shares you are redeeming has cleared prior to disbursing the redemption proceeds. If you anticipate that you may need to redeem sooner than 15 days after purchase, you should make your purchase by Federal Funds wire, or by a certified, treasurer's or cashier's check.

         The Company may suspend the right to redeem shares for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing at the net asset value per share next computed after the suspension is terminated.

         There is a 1% redemption fee placed on orders redeemed less than one year after purchased.

         Redemption by Mail - To redeem shares by mail, send the following information to the Transfer Agent: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered;
(2) the stock certificates for the shares you are redeeming, if any stock certificates were issued; (3) any required signature guarantees (see "Signature Guarantees"); and (4) any additional documents that might be required for redemption by corporations, executors, administrators, trustees, guardians, etc. The Transfer Agent will mail the proceeds to your currently registered address, payable to the registered owner(s) unless you specify otherwise in your redemption request. There is no charge to shareholders for redemptions by mail.

         Redemption by Telephone - You may redeem your shares by telephone if you request this service on your Account Application at the time you complete your initial Account Application. If you do not request this service at that time, you must request approval of telephone redemption privileges in writing (sent to the Company's Transfer Agent) with a signature guarantee (see "Signature Guarantee") before you can redeem shares by telephone. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. By establishing this service, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, to (1) redeem shares from your account and (2) mail or wire redemption proceeds. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10.00 service fee each time you make a telephone redemption. The amount of this service charge may be changed at any time, without notice, by the Transfer Agent.

         You cannot redeem shares by telephone if you hold a stock certificate representing the shares you are redeeming or if you paid for the shares with a personal, corporate, or government check and your payment has been on the books of the Fund for less than 15 days.

         If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request to the Transfer Agent by overnight mail to 1500 Forest Ave., Suite 111, Richmond, VA 23229.

         The Company employs reasonable procedures designed to confirm the authenticity of your instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Company believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions designed to confirm your identity as a shareholder of record. Your cooperation with these procedures will help to protect your account and the Company from unauthorized transactions.

         Redemption by Wire - If you request by mail or telephone that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

         Signature Guarantees - To help to protect you and the Company from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial Account Application.

         In the case of redemption by mail, signature guarantees must appear on either: (a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

         The following institutions are acceptable signature guarantors: (a) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP"); (b) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (c) trust companies; (d) firms which are members of a domestic stock exchange; (e) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (f) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, VA 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

         Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Company may deduct $10 per year from an account of the Fund if, as a result of redemption or transfer of shares, the total investment remaining in the account for the Fund has a value of less than $5,000. Shareholders will receive 60 days' written notice to increase the account value above $5,000 before the fee begins to be deducted. A decline in the market value of your account alone would not require you to bring your investment up to the minimum.


                                               HOW TO TRANSFER SHARES

         If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed;
(4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

                                     ACCOUNT STATEMENTS AND SHAREHOLDER REPORTS

         Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

                                            SPECIAL SHAREHOLDER SERVICES

         The Company offers the following four services for its shareholders:

         Regular Account - allows shareholders to make voluntary additions and withdrawals to and from their account as often as they wish;

         Invest-A-Matic Account - permits automatic monthly investments into a Fund from your checking account on a fixed or flexible schedule;

         Individual Retirement Accounts (IRA's); and

         Exchange Privileges Account - allows the shareholder to exchange his or her shares for shares of certain other funds having different investment objectives provided the shares of the fund the shareholder is exchanging into are noticed for sale in the shareholder's state of residence. A shareholder's account may be charged a $10.00 telephone exchange fee. An exchange is treated as a redemption and a purchase, and may result in the realization of a gain or loss on the transaction. More information on any of these services is available upon written request to the Company.

                                         HOW NET ASSET VALUE IS DETERMINED

         The Fund's net asset value ("NAV") per share is determined by its pricing agent as of the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time) on each business day from Monday to Friday or on each day (other than a day during which the Funds share was tendered for redemption and no order to purchase or sell shares was received by the Company) in which there is a sufficient degree of trading in the portfolio securities that the current NAV of the shares might be materially affected by changes in the value of such portfolio security. The Fund's NAV is calculated at such time as set by the Company's Board of Directors based upon the Board's determination that this is the most appropriate time to price the securities.

         NAV per share is determined by dividing the total value of the Fund's assets, less its liabilities, by the total number of shares then outstanding. Generally, securities owned by the Fund are valued at market value.

         Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price.

         The Company's management may compute the NAV per share more frequently in order to protect shareholders' interests.

                                     DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Dividends from net investment income, if any, are declared annually. The Fund intends to distribute annually realized net capital gains, after utilization of capital loss carryforwards, if any, to prevent application of a federal excise tax. However, the Fund may make an additional distribution any time prior to the due date, including extensions, of filing its tax return, if necessary to accomplish this result. Any dividends or capital gains distributed pursuant to a dividend declaration declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Unless you elect otherwise, dividends and capital gains distributions will be reinvested in additional shares of the Fund at no charge and without a sales charge. Changes in your election regarding receipt of dividends and distributions must be sent to the Transfer Agent. Shareholders will be subject to tax on all dividends and distributions, whether paid to them or reinvested in shares of the Fund. If an investment in Fund shares is made by a retirement plan, all dividends and capital gains distributions must be reinvested into an account of such plan. Generally, dividends from net investment income are taxable to investors as ordinary income.

         Long-term capital gains distributions, if any, are taxable as net long-term capital gains when distributed regardless of the length of time shareholders have owned their shares. Net short-term capital gains and any other taxable income distributions are taxable as ordinary income.

         The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the year following the distributions.

                                                       TAXES

         The Fund will seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company under the Code, the Fund is not liable for federal income taxes on income or net capital gains that are distributed to its shareholders or imputed to shareholders under the Code, or for any excise tax, to the extent its earnings are distributed as provided in the Code, and assuming it meets the tax diversification test, 90% gross income test as required by the Code.

         The Fund will act and invest so as to comply with the requirements of Subchapter M which are described in the Statement of Additional Information.

         The distribution to shareholders each year of investment income and capital gains will represent taxable income to the shareholders, who will be advised of such amounts by the Fund. The Company is a series corporation. The Fund is treated as a separate taxable entity under the Code.

         On the account application, the shareholder must provide the shareholder's taxpayer identification number ("TIN"), certify that it is correct and certify that the shareholder is not subject to backup withholding under Internal Revenue Service ("IRS") rules. If the shareholder fails to provide a correct TIN or the proper certifications, the Fund will withhold 31% of all distributions and redemption proceeds payable to the shareholder. The Fund will also begin backup withholding on a shareholder's Fund account if the IRS instructs the Fund to do so. The Fund reserves the right not to open a shareholder's account or, if (i) an account is already opened, to redeem a shareholder's shares at the current NAV, less any taxes withheld, if the shareholder fails to provide a correct TIN, (ii) the shareholder fails to provide the proper certifications, or (iii) the IRS advises the Fund to begin backup withholding on the shareholder's Fund account.

                                       GENERAL INFORMATION ABOUT THE COMPANY

         The Company is authorized to issue up to 500,000,000 shares of common stock, par value $0.01 per share, of which it has presently allocated 50,000,000 shares to the Fund, and 200,000,000 shares to the other series of the Company. The Board of Directors can allocate the remaining authorized but unissued shares to any series of the Company or may create additional series and allocate shares to such series.

         A share of a Fund has priority in the assets of the Fund in the event of a liquidation. The shares of the Fund will be fully paid and nonassessable, will have no preference over other shares of the Fund as to conversion, dividends, or retirement, and will have no preemptive rights. Shares of a Fund will be redeemable from the assets of the Fund at any time, as described above.

         Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional vote for fractional shares of stock. All shareholders vote on matters which concern the Company as a whole. The Company is not required to hold a meeting of shareholders each year, and may elect not to hold a meeting in years when no meeting is necessary. The shareholders of the Fund shall vote separately on matters that affect only its interest. The Funds' shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. Shareholders may utilize procedures described in the Statement of Additional Information to call a meeting.


                                             TO OBTAIN MORE INFORMATION

     For  further   information  on  the  Fund,   please  contact   Commonwealth
Shareholder Services, Inc., P.O. Box 8687, Richmond, VA 23226, telephone: (800) 527-9525.

         Additional information may also be obtained by requesting a copy of the Statement of Additional Information.

Investment Manager:        Virginia Management Investment Corporation
                           7800 Rockfalls Dr.
                           Richmond, Virginia  23225

Distributor:               First Dominion Capital Corp.
                           1500 Forest Avenue, Suite 223
                           Richmond, VA  23229

Independent Auditors:      Tait, Weller & Baker
                           8 Penn Center Plaza
                           Suite 800
                           Philadelphia, PA  19103

Fund Counsel:              Stradley Ronon Stevens & Young, LLP
                           2600 One Commerce Square
                           Philadelphia, PA  19103

Marketing Services:        For general  information on the Funds and marketing
                           services, call the Distributor at (800) 776-5455 toll free.

Transfer Agent:            For account  information,  wire purchase or
                           redemptions,  call or write to the Company's
                           Transfer Agent:

                                     Fund Services, Inc.
                                     P.O. Box 26305
                                     Richmond, VA 23260-6305
                                     (800) 628-4077 Toll Free

More Information: For 24-hour, 7-days-a-week price information call 1-800-527-9525.

                                    For   information   on  any  series  of  the
                                    Company,    investment   plans,   or   other
                                    shareholder  services,  call 1-800-527-9525,
                                    Monday  through  Friday,  9am to 5pm Eastern
                                    Time,  or write the  Company at 1500  Forest
                                    Avenue, Suite 223, Richmond, VA 23229.

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer made by this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

                                                THE WORLD FUNDS, INC.




THIRD MILLENNIUM RUSSIA FUND




STATEMENT OF ADDITIONAL INFORMATION DATED ________, 1998



         The World Funds, Inc. (the "World Funds") is an open-end management investment company commonly known as a "mutual fund." This Statement of Additional Information is not a prospectus but supplements the information contained in the current Prospectus of the Third Millennium Russia Fund, (the "Fund"), dated _______, 1998. It should be read in conjunction with the Prospectus, and has been designed to provide you with further information which is not contained in the Prospectus. The Fund's Prospectus may be obtained at no charge upon request to the World Funds. Please retain this Statement of Additional Information for future reference.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS STATEMENT OF ADDITIONAL INFORMATION. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                 TABLE OF CONTENTS


                                                                      PAGE
The World Funds, Inc.

Investment Objective

Investment Policies
         Third Millennium Russia Fund
                  Currency Transactions

Investment Risks

Investment Restrictions

Taxes

Dividends and Distributions

Portfolio Transactions

Net Asset Value

Directors and Officers

Investment Advisor

Transfer Agent

Administrator

Eligible Benefit Plans

Distribution

Fund Expenses

Special Shareholder Services

General Information and History

Performance

Financial Statements

                                                      -32-

                                                THE WORLD FUNDS, INC.

         The Fund is a series of World Funds, a Maryland corporation which is an open-end, management investment company, commonly known as a "mutual fund." The Fund is a non-diversified series of the World Funds.

                                                INVESTMENT OBJECTIVE

         The Fund's investment objective is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities which includes securities convertible into equity securities, such as, warrants, convertible bonds, debentures or convertible preferred stock.

         All investments entail some market risk and there is no assurance that the Fund's investment objective will be realized.

                                                 INVESTMENT POLICIES

         Under normal circumstances the Fund will have at least 65% of its assets invested in a portfolio of common stocks or securities convertible into common stock of issuers located in Russia. However, when the Advisor believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposit or repurchase agreements.

         The Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security are expected to change significantly so as to produce appreciation in the security consistent with the Fund's objective. The fixed income securities in which the Fund may invest will be rated at the time of purchase BAA or higher by Moody's or BBB or higher by Standard & Poors Rating Group ("S&P"), or if they are foreign securities which are not subject to standard credit ratings the fixed income securities will be "investment grade" issues (in the judgement of the Advisor) based on available information. Securities rated as BBB are regarded as having adequate capacity to pay interest and repay principal.

         The Fund will select its non-equity investment from among securities and obligations of all kinds including preferred stocks, warrant rights, bonds (of any class or rating), money market investments (such as U.S. Government securities issued by the U.S. Treasury, agencies or other instrumentalities) and other evidences of indebtedness.

         The Fund's investments will be subject to the market fluctuations and risks which are inherent in all investments. The Advisor will seek to attain the Fund's stated objective, however, there can be no assurance that the objective will be achieved.

         Currency Transactions. The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. The Fund's currency transactions may include forward currency contracts. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

         The Fund's dealings in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Specific transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging.

                                                  INVESTMENT RISKS

         Investors should recognize that the Fund invests in foreign securities and that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the performance of the Fund.

         As foreign companies are not generally subject to the same uniform standards, practices and requirements, with respect to accounting, auditing and financial reporting, as are domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume in the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Furthermore, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than negotiated commissions on U.S. exchanges and bid to asked spreads in the U.S. bond market, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Furthermore, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the United States. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Advisor seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

         Investments in foreign securities usually will involve currencies of foreign countries. Because of the considerations discussed above, the value of the assets of the Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into the forward or futures contracts (or option thereon) to purchase or sell foreign currencies.

         Foreign securities may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Funds (see "Taxes"). U.S. and foreign securities markets do not always move in step with each other and the total returns from different markets may vary significantly.


                                               INVESTMENT RESTRICTIONS


     The policies set forth below that are identified as fundamental policies of the Fund, and along with the investment objective of the Fund, may not be changed without approval of a majority of the outstanding voting securities of the Fund. As used in this SAI a "majority of the outstanding voting securities of a Fund" means the lessor of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

     As a matter of fundamental policy, a Fund will not:

o As to 50% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof), if as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

o Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof), if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securiteis of such issuer or, more than 10% of any class of the outstanding stock or securities of such issuer.

o Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

o Buy or sell commodities or commodity contracts, provided that the Fund may utilize not more than 1% of its assets for deposits or commissions required to enter into forward foreign currency contracts, and financial futures contracts for hedging purposes as described in the Prospectus. (Such deposits or commissions are not required for forward foreign currency contracts).

o Borrow money except for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. Notwithstanding the foregoing, to avoid the untimely disposition of assets to meet redemptions, the Fund may borrow up to 33 1/3%, of the value of its assets to meet redemptions, provided that it may not make other investments while such borrowings are outstanding.

 o Make loans, except that a Fund may (1) lend portfolio securities; and (2) enter into repurchase agreements secured by U.S. Government securities.

o Invest more than 25% of its total assets in securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

o Invest in interests in oil, gas, or other mineral explorations or development programs.

o    Issue senior securities.

o Participate on a joint or a joint and several basis in any securities trading account.

o Purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities).

o    Invest in companies for the purpose of exercising control.

o Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

o    Engage in short sales.


     The Directors of the World Fund's have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to or approval of shareholders.

     As a matter of non-fundamental policy, the Fund may not:

o    Invest more than 15% of its net assets in illiquid securities.

     If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

                                                              TAXES

         The Fund will seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax (assuming the Fund meets the 90% and 30% of gross income tests and the tax diversification test of Subchapter M) to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. Subchapter M requires that the Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Fund intends to distribute at least annually all of its investment company taxable income and will distribute annually its net realized capital gains and therefore generally does not expect to pay federal income taxes.

         In order to meet the tax diversification test, at the close of each quarter of its fiscal year, (i) at least 50% of the value of the Fund's total assets must be represented by cash and cash items including receivables (for these purposes, currency and demand deposits denominated in a currency other than the U.S. dollar will not be considered cash, a cash item or a receivable), U.S. Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of its total assets, and to not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         The Fund will meet the 90% of gross income test if 90% of its gross income is derived from dividends, interest, payments with respect to certain securities loans, and gain from the sale or disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

                  The Fund is subject to a 4% nondeductible excise tax on amounts required to be but which are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's investment company taxable income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses prescribed by the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and net foreign currency gains, if any, less expenses. Realized net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his/her share of federal income taxes paid by the Funds on such gains as a credit against his/her own federal income tax liability, and will be entitled to increase the adjusted tax basis of his/her Fund shares by the difference between his/her pro rata share of such gains and his/her tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for a dividends-received deduction for corporate investors. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and realized net capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to information reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,000 and $50,000; $25,000 for a single individual, with a phase-out for adjusted gross income between $25,000 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000, or 100% of taxable compensation if less, to an IRA for that year. Starting in 1997, even a spouse who does not earn compensation can contribute up to $2,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of such Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         The Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and may be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If the Fund invests in stock of certain foreign investment companies, it may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent it is distributed by the Fund as a dividend to its shareholders.

         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. The Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         The Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Amounts withheld are applied against the shareholder's tax liability and a refund may be obtained from the Internal Revenue Service, if withholding results in overpayment of taxes. A shareholder should contact the Fund or the Transfer Agent if the shareholder is uncertain whether a proper Taxpayer Identification Number is on file with the series.

         The Fund's shareholders may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each investor should consult his or her own tax adviser as to the applicability of these taxes.

         In January of each year, the Fund's Transfer Agent issues to each shareholder a statement of the federal income tax status of all distributions.

     Non-U.S. Shareholders. The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of the ownership of Fund shares. Each shareholder who is not a U.S. person should also consider the U.S. estate tax implications of holding Fund shares at death. The U.S. estate tax may apply to such holdings if an investor dies while holding shares of the Fund. Each investor should consult his or her own tax adviser about the applicability of these taxes. Distributions of net investment income to non-resident aliens and foreign corporations that are not engaged in a trade or business in the U.S. to which the distribution is effectively connected, will be subject to a withholding tax imposed at the rate of 30% upon the gross amount of the distribution in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the Fund are not subject to tax unless the distribution is effectively connected with the conduct of the shareholder's trade or business within the United States, or the foreign shareholder is a non-resident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

         The foregoing is a general abbreviated summary of present Federal income taxes on dividends and distributions. Shareholders should consult their tax advisers about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations and about any state and local taxes applicable to dividends and distributions received.

                                             DIVIDENDS AND DISTRIBUTIONS

         As stated previously, it is the policy of the Fund to distribute substantially all of its net investment income annually and to distribute its net realized capital gains, if any, shortly before the close of the fiscal year (August 31st).

         All dividend and capital gains distributions, if any, will be reinvested in full and fractional shares based on net asset value (without a sales charge) as determined on the ex-dividend date for such distributions. Shareholders may, however, elect to receive all such payments, or the dividend or distribution portion thereof, in cash, by sending written notice to this effect to the Transfer Agent. This written notice will be effective as to any subsequent payment if received by the Transfer Agent prior to the record date used for determining the shareholders' entitlement to such payment. Such an election will remain in effect unless or until the Transfer Agent is notified by the shareholder in writing to the contrary.

                                               PORTFOLIO TRANSACTIONS

         It is the policy of the Advisor, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. After a purchase or sale decision is made by the Advisor, the Advisor then arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

         Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

         The Fund may authorize the Advisor, when placing Fund transactions, to allocate a portion of the Fund's brokerage to persons or firms providing the Advisor with investment recommendations, statistical, research or similar services useful to the Advisor's investment decision making process. The term "investment recommendations, statistical, research or similar services" means advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. It also may authorize the Advisor to cause the Fund to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Advisor can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions may be used by the Advisor for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

         While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, the Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Advisor is not authorized, when placing portfolio transactions for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market, or statistical information. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

         Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in the Advisor's opinion, to meet the Fund's objective. The Advisor anticipates that the average annual portfolio turnover rate of the Fund will generally not exceed 150%.

                                                   NET ASSET VALUE

         The Fund's net asset value ("NAV") per share is calculated daily from Monday through Friday on each business day on which the New York Stock Exchange (the "Exchange") is open. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively. The Fund's NAV is calculated at the time set by the Board of Directors based upon a determination of the most appropriate time to price the Fund's securities.

         The Board of Directors has determined that the Fund's NAV be calculated as of the close of trading of the Exchange (currently 4:00 p.m., Eastern Time) on each business day from Monday to Friday or on each day (other than a day during which no security was tendered for redemption and no order to purchase or sell such security was received by the Fund) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current NAV of the Fund's shares might be materially affected by changes in the value of such portfolio security.

         NAV per share is determined by dividing the total value of a Fund's securities and other assets, less liabilities (including proper accruals of taxes and other expenses), by the total number of shares then outstanding, and rounding the result to the nearer cent.

         The Fund may compute its NAV per share more frequently if necessary to protect shareholders' interests.

         Generally, securities owned by the Fund are valued at market value. In valuing the Fund's assets, portfolio securities, including ADRs, EDRs and GDRs, which are traded on the Exchange, will be valued at the last sale price prior to the close of regular trading on the Exchange. Lacking any sales, the security will be valued at the last bid price prior to the close of regular trading on the Exchange. ADRs, EDRs and GDRs for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated in accordance with procedures approved by the Board of Directors of the World Funds as the primary market.

         Unlisted securities which are quoted on the NASD's National Market System, for which there have been sales of such securities, shall be valued at the last sale price reported on such system. If there are no such sales, the value shall be the high or "inside" bid, which is the bid supplied by the NASD on its NASDAQ Screen for such securities in the over-the-counter market. The value of such securities quoted on the NASDAQ System, but not listed on the NASD's National Market System, shall be valued at the high or "inside" bid. Unlisted securities which are not quoted on the NASDAQ System and for which the over-the-counter market quotations are readily available will be valued at the last reported bid price for such securities in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at their fair value as determined in good faith by the Board of Directors. Open futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case such positions will be valued by or under the direction of the Board of Directors.

         The value of a security traded or dealt in upon an exchange may be valued at what the Fund's pricing agent determines is fair market value on the basis of all available information, including the last determined value, if the pricing agent determines that the last bid does not represent the value of the security, or if such information is not available. For example, the pricing agent may determine that the price of a security listed on a foreign stock exchange that was fixed by reason of a limit on the daily price change does not represent the fair market value of the security. Similarly, the value of a security not traded or dealt in upon an exchange may be valued at what the pricing agent determines is fair market value if the pricing agent determines that the last sale does not represent the value of the security, provided that such amount is not higher than the current bid price.

         Notwithstanding the foregoing, money market investments with a remaining maturity of less than sixty days shall be valued by the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques and are representative of market values at the close of the Exchange; options on securities, futures contracts and options on futures listed or admitted to trading on a national exchange shall be valued at their last sale on such exchange prior to the time of determining NAV; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price; and forward contracts shall be valued at their last sale as reported by the Fund's pricing service, or lacking a report by the service, at the value of the underlying currencies at the prevailing currency rates.

         U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, are valued at the mean of representative quoted bid and asked prices for securities of comparable maturity, quality and type.
Short-term securities, with 60 days or less to maturity, are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held, on the 60th day, based on the value determined on the 61st day.

         The value of a security which is subject to legal or contractual delays in or restrictions on resale by the Fund shall be taken to be the fair value thereof as determined in accordance with procedures established by the Board of the World Fund, on the basis of such relevant factors as the following: the cost of such security to the Fund, the market price of unrestricted securities of the same class at the time of purchase and subsequent changes in such market price, potential expiration or release of the restrictions affecting such security, the existence of any registration rights, the fact that the Fund may have to bear part or all of the expense of registering such security, and any potential sale of such security to another investor. The value of other property owned by the Fund shall be determined in a manner which, in the discretion of the pricing agent of the Fund, most fairly reflects fair market value of the property on such date.

         Following the calculation of security values in terms of currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of United States dollars on the basis of the conversion of the local currencies (if other than U.S.) into United States dollars at the rates of exchange prevailing at the value time as determined by the pricing agent.

         Trading in securities on European securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open). In addition, European securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's NAV is not calculated. The Fund calculates NAV per share, and therefore, effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which that Exchange is open. Such calculation may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculations. If events materially affecting the value of a portfolio security occur between the time when its price is determined and the time when the Fund's NAV is calculated, such a security will be valued at fair value as determined in good faith by the Board of Directors.

         Any purchase order may be rejected by the Distributor or by the Fund.

                                               DIRECTORS AND OFFICERS

         The following is a list of the Directors and Officers of the World Funds, their birth date and a brief statement of their present positions and principal occupations during the past five years.

*John Pasco, III (4/10/45)
         Chairman, Director, and Treasurer
         1500 Forest Ave, Suite 223; Richmond, VA 23229

     Mr. Pasco is Treasurer and Director of Commonwealth Shareholder Services, Inc., the World Fund's Administrator, since 1985. Director and shareholder of Fund Services, Inc., the World Fund's Transfer and Disbursing Agent, since 1987 and shareholder of Commonwealth Fund Accounting, Inc. which provides bookkeeping services to Star Bank (the custodian to other series of the World Funds). Chairman, Director, and Treasurer of Vontobel Funds, Inc., a registered investment company. Mr. Pasco is also a certified public accountant.

Samuel Boyd, Jr. (9/18/40)
         Director
         10808 Hob Nail Court, Potomac, MD 20854

     Mr. Boyd is currently the Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company. Director of Vontobel Funds, Inc., a registered investment company. Mr. Boyd is also a certified public accountant.

William E. Poist (6/11/39)
         Director
         5272 River Road, Bethesda, MD 20816

     Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals. Director of Vontobel Funds, Inc., a registered investment company. Mr. Poist is also a certified public accountant.

Paul M. Dickinson (11/11/47)
         Director
         8704 Berwickshire Drive, Richmond, VA 23229

     Mr. Dickinson is currently the President of Alfred J. Dickinson, Inc., Realtors. Director of Vontobel Funds, Inc., a registered investment company.

*JaneH. Williams (6/28/48) Vice President of the World Funds and President of the Sand Hill Portfolio Manager Fund series 3000 Sand Hill Road, Suite 150, Menlo Park, CA 94025

     Ms. Williams is the Executive Vice President of Sand Hill Advisors, Inc. since 1982.

     *Leland H. Faust (8/30/46) Vice President of the World Funds and President of the CSI Equity Fund and the CSI Fixed Income Fund One Montgomery Street, Suite 2525, San Francisco, CA 94104

     President of CSI Capital Management, Inc. since 1978. Mr. Faust is also a Partner in the law firm Taylor & Faust.

*Franklin A. Trice III (12/25/63)
         Vice President of the Company and President of the New Market Fund P.O. Box 8535, Richmond, VA 23226-0535

     Since 1992 Mr. Trice has been a broker with both Scott & Stringfellow, Inc. and Craigie, Inc.

*F. Byron Parker, Jr. (1/26/43)
         Secretary
         810 Lindsay Court, Richmond, VA 23229

     Secretary of Commonwealth Shareholder Services, Inc. since 1986. Secretary of Vontobel Funds, Inc., a registered investment company. Partner in the law firm Mustian & Parker.

     *John T. Connor, Jr., (6/16/41) Vice President of the World Funds and President of Third Millennium Russia Fund. 515 Madison Avenue, 24th Floor, New York, N.Y. 10022

         Chairman of ROSGAL, a Russian financial company, and of its affiliate, Rosgal Insurance, since 1993.

     * Persons deemed to be "interested" persons of the World Funds, Third Millennium Investment Advisors, LLC or First Dominion Capital Corp. under the 1940 Act.

                                                 INVESTMENT ADVISOR

         Third Millennium Investment Advisors, LLC (the "Advisor") manages the investment of the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is effective for a period of two years from __________ , 1998, and may be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board of Directors of the World Funds or by vote of a majority of the outstanding voting securities of the World Funds, provided the continuance is also approved by a majority of the Directors who are not "interested persons" of the World Funds or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the World Fund's Board of Directors or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment. The address of the Advisor is 515 Madison Avenue, 24th Floor, New York, N.Y. 10022.

         The Advisor is compensated at the annual rate of 1.75% of the average daily net assets of the Fund as described in the Prospectus.

         The Advisory Agreement contemplate the authority of the Advisor to place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers or dealers, the Advisor will attempt to obtain the best price and execution of its orders. The Advisor may purchase and sell securities to and from brokers and dealers who provide the Fund with research advice and other services, or who sells shares of the Fund. See "Portfolio Transactions" above.

                                                   TRANSFER AGENT

     Fund Services, Inc. (the "Transfer Agent" or "FSI") is the World Funds transfer and disbursing agent, pursuant to a Transfer Agent Agreement, dated August 19, 1997. Pursuant to the Transfer Agent Agreement the minimum annual fee for the Fund is $16,500.

         John Pasco, III, President of the World Funds and an officer and shareholder of Commonwealth Shareholder Services, Inc (the Fund's Administrator) and an officer and sold shareholder of First Dominion Capital Corp. (the Fund's distributor) owns one third of the stock of FSI, and, therefore, FSI may be deemed to be an affiliate of the World Funds and Commonwealth Shareholder Services, Inc.

                                                    ADMINISTRATOR

         Commonwealth Shareholder Services, Inc. is the Fund's administrator pursuant to an Administrative Services Agreement (the "Service Agreement") dated _______, 1998. The Service Agreement is described in the Funds' Prospectus. The Service Agreement continues in effect from year to year for a term of one year only if the Board of Directors, including a majority of the directors who are not interested persons of the World Fund's or the Administrator, approves the extension at least annually. Mr. Pasco owns 1005 of the stock of Commonwealth Shareholder Services, Inc.

                                               ELIGIBLE BENEFIT PLANS

         An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of one or more of the Funds and/or certain other funds.

         The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.


                                                    DISTRIBUTION

         Shares of the Fund are sold at NAV on a continuous basis, without a sales charge. Shares of the Fund are subject to asset-based charges pursuant to a Plan of Distribution adopted by the Fund.

         First Dominion Capital Corp. (the "Distributor"), 1500 Forest Avenue, Suite 223, Richmond, VA 23229, is the World Fund's principal underwriter pursuant to a Distribution Agreement between the World Funds and the Distributor. John Pasco, III, Chairman of the Board of the Company owns 100% of the Distributor, and is its President, Treasurer and a Director.

                                                    FUND EXPENSES

         The Fund will pay its expenses not assumed by the Advisor, including, but not limited to, the following: custodian; stock transfer and dividend disbursing fees and expenses; taxes; expenses of the issuance and redemption of Fund shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund.

         The allocation of the general expenses of the World Funds is made to the Fund on a basis that the Board of Directors of the World Funds deems fair and equitable, which may be based on the relative net assets of the series of the World Funds or the nature of the services performed and relative applicability to each series of the World Funds.

                  Investors should understand that the Fund's expense ratio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of the advisory fee paid by the Fund is higher.


                                            SPECIAL SHAREHOLDER SERVICES

         As described briefly in the Prospectus, the Fund offers the following shareholder services:

         Regular Account: The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the Account Application provided with the Prospectus to open your account.

         Telephone Transactions: A shareholder may redeem shares or transfer into another fund if this service is requested at the time the shareholder completes the initial Account Application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed.

         The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as a shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

         Invest-A-Matic Account: A shareholder may utilize this feature, which provides for automatic monthly investments into an account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Invest-A-Matic Plan as desired by notifying the Transfer Agent. This feature requires a separate Plan application, in addition to the Account Application. To obtain an application, or to receive more information, please call the Fund.

         Individual Retirement Account ("IRA") - All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $2,000 (or $2,250 with a spouse who is not a wage earner, for years prior to 1997). Starting in 1997, even a spouse who does not earn compensation can contribute up to $2,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employers under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements of establishing and maintaining a corporate retirement plan trust.

         If a shareholder has received a lump sum distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer Federal Income Taxes on your lump sum contribution and on any income that is earned on that contribution.

         How to Establish Retirement Accounts: Please call the World Fund to obtain information regarding the establishment of individual retirement plan accounts. The plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax advisor for specific advice concerning tax status and plans.

         Exchange Privilege: Shareholders may exchange their shares for shares of any other series of the World Funds, provided the shares of the fund the shareholder is exchanging into are noticed for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements (currently $1,000). Exchange Privilege Authorization Forms are available by calling the World Funds. A special authorization form must have been completed and must be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10.00 service fee each time there is an exchange. The World Funds reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the World Funds determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.


                                           GENERAL INFORMATION AND HISTORY

         The World Funds is authorized to issue up to 500,000,000 shares of common stock, par value $0.01 per share, of which it has presently allocated 50,000,000 shares to the Fund, and 200,000,000 shares among four other Series. The Board of Directors can allocate the remaining authorized but unissued shares to any series of the World Funds, or may create additional series and allocate shares to such series. Each series is required to have a suitable investment objective, policies and restrictions, to maintain a separate portfolio of securities suitable to its purposes, and to generally operate in the manner of a separate investment company as required by the 1940 Act.

         If additional series were to be formed, the rights of existing series shareholders would not change, and the objective, policies and investments of each series would not be changed. A share of any series would continue to have a priority in the assets of that series in the event of a liquidation.

         The shares of each series when issued will be fully paid and nonassessable, will have no preference over other shares of the same series as to conversion, dividends, or retirement, and will have no preemptive rights. The shares of any series will be redeemable from the assets of that series at any time at a shareholder's request at the current NAV of that series determined in accordance with the provisions of the 1940 Act and the rules thereunder. The World Fund's general corporate expenses (including administrative expenses) will be allocated among the series in proportion to net assets or as determined in good faith by the Board.

         The investment advisory fees payable to the Advisor by the Fund will be based upon the assets of the Fund. The shareholders of the Fund have the right to vote with respect to the investment advisor of the Fund.

         Voting and Control - Each outstanding share of the World Funds is entitled to one vote for each full share of stock and a fractional share of stock. All shareholders vote on matters which concern the corporation as a whole. Election of Directors or ratification of the auditor are examples of matters to be voted upon by all shareholders. The World Funds is not required to hold a meeting of shareholders each year. The World Funds intends to hold annual meetings when it is required to do so by the Maryland General Corporate Law or the 1940 Act. Shareholders have the right to call a meeting to consider the removal of one or more of the Directors and will be assisted in Shareholder communication in such matter. Each series shall vote separately on matters (1) when required by the General Corporation Law of Maryland, (2) when required by the 1940 Act and (3) when matters affect only the interest of the particular series. An example of a matter affecting only one series might be a proposed change in an investment restriction of one series. The shares will not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so.

         Code of Ethics - The World Funds has adopted a Code of Ethics which imposes certain restrictions on the authority of portfolio managers and certain other personnel of the World Funds and the Advisor governing personal securities activities and investments of those persons and has instituted procedures to its Code of Ethics to require such investment personnel to report such activities to the compliance officer. The Code is reviewed and updated annually.

                                                     PERFORMANCE

         Total return is the primary method used to measure investment performance. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

         Generally, performance quotations by investment companies are subject to certain rules adopted by the Securities and Exchange Commission (the "Commission"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the Commission. The total return quotations used by a fund are based on the standardized methods of computing performance mandated by the Commission.

         As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load, if any, is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year or since inception period and the deduction of all applicable charges and fees. According to the Commission formula:

                                    n
                           P(1+T) = ERV

where:

P        =        a hypothetical initial payment of $1,000

T        =        average annual total return

n        =        number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

         Occasionally statistics may be used to specify a fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's NAV or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of NAV or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Sales literature referring to the use of a Fund as a potential investment for IRAs, Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

         Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Comparisons and Advertisements

         To help investors better evaluate how an investment in a fund might satisfy their investment objective, advertisements regarding the fund may discuss yield, total return, or fund volatility as reported by various financial publications. Advertisements may also compare yield, total return, or volatility (as calculated above) to yield, total return, or volatility as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

(a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

(b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

(c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

(d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

(e) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Analysis, and Lipper Mutual Fund Indices - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

(f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

(g) Mutual Fund Source Book and other material, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for equity funds.

(h) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Barron's, Financial Times, Investor's Business Daily, New York Times, The Wall Street Journal, and Money magazines - publications that rate fund performance over specified time periods.

(i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

(j) Standard & Poor's 100 Stock Index - an unmanaged index based on the price of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for option trading.

(k) Morgan Stanley Capital International EAFE Index - an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

(l) J.P. Morgan Traded Global Bond Index - is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

(m) IFC Global Total Return Composite Index - An unmanaged index of common stocks that includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

(n) Nomura Research, Inc. Eastern Europe an Equity Index - comprised of those equities which are traded on listed markets in Poland, the Czech Republic, Hungary and Slovakia (returns do not include dividends).

         In assessing such comparisons of yield, return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages in not identical to the Fund's portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to such other averages.

                                                FINANCIAL STATEMENTS

         The books of the Fund will be audited at least once each year by Tait, Weller and Baker, of Philadelphia, PA, independent public accountants.

Investment Advisor:             Third Millennium Investment Advisors LLC
                                515 Madison Avenue, 24th Floor
                                New York, N.Y. 10022


Distributor:                    First Dominion Capital Corp.
                                1500 Forest Ave., Suite 223
                                Richmond, VA 23229


Independent Auditors:           Tait, Weller & Baker
                                8 Penn Center Plaza
                                Suite 800
                                Philadelphia, PA 19103


Fund Counsel:                   Stradley Ronon Stevens & Young, LLP
                                2600 One Commerce Square
                                Philadelphia, PA  19103

Marketing Services:             For general information on the Funds and
                                marketing services, call the Distributor at
                                (800) 527-9525 toll free.


Transfer Agent:                 For account information, wire purchase or
                                redemptions, call or write to the Fund's
                                Transfer Agent:

                                            Fund Services, Inc.
                                            P.O. Box 26305
                                            Richmond, VA 23260-6305
                                            (800) 628-4077 Toll Free


More                                        Information:       For      24-hour,
                                            7-days-a-week price information call
                                            1-800-527-9525.  For  information on
                                            any  series  of  the  World   Funds,
                                            investment     plans,    or    other
                                            shareholder services, call the World
                                            Funds   at   1-800-527-9525   during
                                            normal  Pbusiness hours, or write to
                                            the  World   Funds  at  1500  Forest
                                            Avenue,  Suite  223,  Richmond,   VA
                                            23229

                                                THE WORLD FUNDS, INC.





THE NEW MARKET FUND


STATEMENT OF ADDITIONAL INFORMATION DATED [          ,1998]



         The World Funds, Inc. (the "Company") is an open-end management investment company commonly known as a "mutual fund." This Statement of Additional Information is not a prospectus but supplements the information contained in the current Prospectus of the New Market Fund, (the "Fund"), dated [ , 1998]. It should be read in conjunction with the Prospectus, and has been designed to provide you with further information which is not contained in the Prospectus. The Fund's Prospectus may be obtained at no charge upon request to the Company.
Please retain this Statement of Additional Information for future reference.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS STATEMENT OF ADDITIONAL INFORMATION. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                 TABLE OF CONTENTS

                                                                   PAGE
The World Funds, Inc.

Investment Objective

Investment Policies

Investment Risks

Investment Restrictions

Taxes

Dividends and Distributions

Portfolio Transactions

Net Asset Value

Directors and Officers

Investment Manager

Investment Advisor

Transfer Agent

Administrator

Eligible Benefit Plans

Distribution

Plan of Distribution

Sales at Net Asset Value

Fund Expenses

Special Shareholder Services

General Information and History

Performance

Financial Statements

Appendix - Bond Ratings

                                                THE WORLD FUNDS, INC.

         The New Market Fund (the "Fund") is a series of The World Funds, Inc. (the "Company"), a Maryland corporation which is an open-end, management investment company, commonly known as a "mutual fund." The Fund is a non-diversified series.

                                                INVESTMENT OBJECTIVE

         The Fund's investment objective is to achieve long-term growth of capital by investing in portfolio composed of common stocks and securities convertible into common stock, such as, warrants, convertible bonds, debentures or convertible preferred stock.

         All investments entail some market risk and there is no assurance that a Fund's investment objective will be realized.

                                                 INVESTMENT POLICIES

         It is the Fund's policy to focus its investments on profitable, financially stable growth companies. It is anticipated that such companies will generally have shareholder-oriented management, and generally tend to have large market capitalizations. Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes. The portfolio turnover generally will not exceed 50% under normal circumstances.

         Under normal market conditions, the Fund will have at least 65% of its assets invested in common stocks or securities convertible into common stocks. The Fund may also acquire fixed income investments which are convertible into equity securities. Such convertible securities will generally be investment grade (in the opinion of the manager).

         The Fund may write (sell) covered call options, including those that trade in the OTC market, to increase its return (through the receipt of premiums) or to provide a partial hedge against declines in the market value of its portfolio securities. The Fund will not engage in such transactions for speculative purposes. A call option gives the purchaser the right, and obligates the writer to sell, in return for a premium paid, a particular security at a predetermined or "exercise" price during the period of the option. A call option is "covered" if the writer owns the underlying security that is the subject of the call option. The writing of call options is subject to risks, including the risk that the Fund will not be able to participate in any appreciation in the value of the securities above the exercise price.

         The Fund will select its non-equity investments from money market investments (such as U.S. Government securities) issued by the U.S. Treasury, agencies or other instrumentalities and other evidences of indebtedness. The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and the U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

                  The Fund's investments will be subject to the market fluctuations and risks which are inherent in all investments. The Manager will seek to attain the Fund's stated objective, however, there can be no assurance that the objective will be achieved.

                                                  INVESTMENT RISKS

         An investment in the Fund is subject to all of the risks of an equity investment, including the risk of declines in the value of the equity markets generally. In addition, the Fund may invest a portion of its assets in smaller companies that may involve greater risk than investments in larger, more mature issuers. Smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

         Investors should recognize that the Fund is a non-diversified Fund and therefore its investments may be more concentrated than a diversified fund. Such concentration could cause the market action of the Fund's larger portfolio positions to have a greater impact on the Fund's net asset value, which could result in increased volatility.

         The use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inappropriate times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation it can realize on its investments or cause it to hold a security it might otherwise sell.

                                               INVESTMENT RESTRICTIONS

         The policies set forth below are fundamental policies and, along with the Fund's investment objective, may not be changed without approval of a majority of the outstanding voting securities of such Fund. As used in this Statement of Additional Information a "majority of the outstanding voting securities of a Fund" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund will not:

o As to 50% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof), if as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

o Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof), if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer or, more than 10% of any class of the outstanding stock or securities of such issuer.

o Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

o    Buy or sell commodities or commodity contracts.

o Borrow money except for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. Notwithstanding the foregoing, to avoid the untimely disposition of assets to meet redemptions, the Fund may borrow up to 33 1/3%, of the value of its assets to meet redemptions, provided that it may not make other investments while such borrowings are outstanding.

o    Make loans.

o Invest more than 25% of its total assets in securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

o Invest in interests in oil, gas, or other mineral explorations or development programs.

o    Issue senior securities.

o Participate on a joint or a joint and several basis in any securities trading account.

o Purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities).

o    Invest in companies for the purpose of exercising control.

o Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

o    Engage in short sales.

         The Directors of the Company have voluntarily adopted certain non-fundamental policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to or approval of shareholders.

         As a matter of non-fundamental policy, the Fund may not:

1.       Invest more than 15% of its net assets in illiquid securities.

2.       Engage in arbitrage transactions.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Investment Policies" sections above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

                                                        TAXES

         The Fund will seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax (assuming the Fund meets the 90% of gross income test and the tax diversification test of Subchapter M) to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The Fund intends to distribute at least annually all of its investment company taxable income and will distribute annually its net realized capital gains and therefore generally does not expect to pay federal income taxes.

         In order to meet the tax diversification test, at the close of each quarter of its fiscal year, (i) at least 50% of the value of the Fund's total assets must be represented by cash and cash items including receivables. U.S. Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets, and to not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         The Fund will meet the 90% of gross income test if 90% of its gross income is derived from dividends, interest, payments with respect to certain securities loans, and gain from the sale or disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but which are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's investment company taxable income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses prescribed by the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and net foreign currency gains, if any, less expenses. Realized net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon, the Fund intend to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his/her share of federal income taxes paid by the Fund on such gains as a credit against his/her own federal income tax liability, and will be entitled to increase the adjusted tax basis of his/her Fund shares by the difference between his/her pro rata share of such gains and his/her tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for a dividends-received deduction for corporate investors. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and realized net capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to information reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,000 and $50,000; $25,000 for a single individual, with a phase-out for adjusted gross income between $25,000 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000, or 100% of taxable compensation if less, to an IRA for that year. A spouse who does not earn compensation can contribute up to $2,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the Fund's net asset value of such shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         The Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Amounts withheld are applied against the shareholder's tax liability and a refund may be obtained from the Internal Revenue Service, if withholding results in overpayment of taxes. A shareholder should contact the Fund or the Transfer Agent if the shareholder is uncertain whether a proper Taxpayer Identification Number is on file with the Fund.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of Fund shares. Each investor should consult his or her own tax adviser as to the applicability of these taxes.

         In January of each year, the Company's Transfer Agent issues to each shareholder a statement of the federal income tax status of all distributions.

     Non-U.S. Shareholders. The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of Fund shares. Each shareholder who is not a U.S. person should also consider the U.S. estate tax implications of holding Fund shares at death. The U.S. estate tax may apply to such holdings if an investor dies while holding shares of the Fund. Each investor should consult his or her own tax adviser about the applicability of these taxes. Distributions of net investment income to non-resident aliens and foreign corporations that are not engaged in a trade or business in the U.S. to which the distribution is effectively connected, will be subject to a withholding tax imposed at the rate of 30% upon the gross amount of the distribution in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the Fund are not subject to tax unless the distribution is effectively connected with the conduct of the shareholder's trade or business within the United States, or the foreign shareholder is a non-resident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

         The foregoing is a general abbreviated summary of present Federal income taxes on dividends and distributions. Shareholders should consult their tax advisers about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations and about any state and local taxes applicable to dividends and distributions received.

                                             DIVIDENDS AND DISTRIBUTIONS

         As stated previously, it is the policy of the Fund to distribute substantially all of its net investment income and to distribute annually its net realized capital gains, if any, shortly before the close of the fiscal year (August 31st).

         All dividend and capital gains distributions, if any, will be reinvested in full and fractional shares based on net asset value (without a sales charge) as determined on the ex-dividend date for such distributions. Shareholders may, however, elect to receive all such payments, or the dividend or distribution portion thereof, in cash, by sending written notice to this effect to the Transfer Agent. This written notice will be effective as to any subsequent payment if received by the Transfer Agent prior to the record date used for determining the shareholders' entitlement to such payment. Such an election will remain in effect unless or until the Transfer Agent is notified by the shareholder in writing to the contrary.

                                               PORTFOLIO TRANSACTIONS

         The Management Agreement and the Investment Advisory Agreement contemplates the authority of the Manager and the Investment Advisor (together, the "Advisers")to place Fund orders either directly with the issuer or with any broker or dealer. In placing orders for the purchase and sale of the Fund'ssecurities, the Advisers will seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. After a purchase or sale decision is made by either of the Advisers, the Adviser then arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

         Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

         The  Advisers  are  authorized,  when  placing  Fund  transactions,  to allocate a portion of the Fund's brokerage to persons or firms providing investment recommendations, statistical, research or similar services useful to the investment decision-making process. The term "investment recommendations, statistical, research or similar services" means advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. The Advisers are also authorized to cause the Fund to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Advisers can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for a Fund may be used by the Advisers for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

         While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, the Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Advisers are not authorized, when placing portfolio transactions for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

         When two or more clients managed by either of the Advisers are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. It is recognized that in some cases the procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will be beneficial for the Fund.

         Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary to meet the Fund's objective. The Manager anticipates that the average annual portfolio turnover rate of the Fund will not exceed 50% under normal circumstances.

                                                   NET ASSET VALUE

         The Fund's net asset value ("NAV") per share is calculated daily from Monday through Friday on each business day on which the New York Stock Exchange (the "Exchange") is open. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively. The Fund's NAV is calculated at the time set by the Board of Directors based upon a determination of the most appropriate time to price the Fund's securities.

         The Board of Directors has determined that the Fund's NAV be calculated as of the close of trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time) on each business day from Monday to Friday or on each day (other than a day during which no security was tendered for redemption and no order to purchase or sell such security was received by the Fund) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current NAV of the Fund's shares might be materially affected by changes in the value of such portfolio security.

         NAV per share is determined by dividing the total value of a Fund's securities and other assets, less liabilities by the total number of shares then outstanding.

         The Fund may compute its NAV per share more frequently if necessary to protect shareholders' interests.

         Unlisted securities which are quoted on the NASD's National Market System, for which there have been sales of such securities, shall be valued at the last sale price reported on such system. If there are no such sales, the value shall be the high or "inside" bid, which is the bid supplied by the NASD on its NASDAQ Screen for such securities in the over-the-counter market. The value of such securities quoted on the NASDAQ System, but not listed on the NASD's National Market System, shall be valued at the high or "inside" bid. Unlisted securities which are not quoted on the NASDAQ System and for which the over-the-counter market quotations are readily available will be valued at the last reported bid price for such securities in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at their fair value as determined in good faith by the Board of Directors.

         The value of a security traded or dealt in upon an exchange may be valued at what the Company's pricing agent determines is fair market value on the basis of all available information, including the last determined value, if the pricing agent determines that the last bid does not represent the value of the security, or if such information is not available. The value of a security not traded or dealt in upon an exchange may be valued at what the pricing agent determines is fair market value if the pricing agent determines that the last sale does not represent the value of the security, provided that such amount is not higher than the current bid price.

         Notwithstanding the foregoing, money market investments with a remaining maturity of less than sixty days shall be valued by the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Company, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques and are representative of market values at the close of the Exchange; options on securities, shall be valued at their last sale on such exchange prior to the time of determining NAV; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price.

         U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, are valued at the mean of representative quoted bid and asked prices for securities of comparable maturity, quality and type.
Short-term securities, with 60 days or less to maturity, are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held, on the 60th day, based on the value determined on the 61st day.

         The value of a security which is subject to legal or contractual delays in or restrictions on resale by the Fund shall be taken to be the fair value thereof as determined in accordance with procedures established by the Company's Board, on the basis of such relevant factors as the following: the cost of such security to the Fund, the market price of unrestricted securities of the same class at the time of purchase and subsequent changes in such market price, potential expiration or release of the restrictions affecting such security, the existence of any registration rights, the fact that the Fund may have to bear part or all of the expense of registering such security, and any potential sale of such security to another investor. The value of other property owned by a Fund shall be determined in a manner which, in the discretion of the pricing agent of the Fund, most fairly reflects fair market value of the property on such date.

         Any purchase order may be rejected by the Distributor or by the Company.

                                               DIRECTORS AND OFFICERS

         The following is a list of the Company's Directors and Officers, their birth date and a brief statement of their present positions and principal occupations during the past five years.

*John Pasco, III (4/10/45)
         Chairman, Director, and Treasurer
         1500 Forest Ave, Suite 223; Richmond, VA 23229

     Mr. Pasco is Treasurer and Director of Commonwealth Shareholder Services, Inc., the Company's Administrator, since 1985. Director and shareholder of Fund Services, Inc., the Company's Transfer and Disbursing Agent, since 1987 and shareholder of Commonwealth Fund Accounting, Inc. which provides bookkeeping services to Star Bank (the custodian to other series of the company). Chairman, Director, and Treasurer of Vontobel Funds, Inc., a registered investment company. Mr. Pasco is also a certified public accountant.



Samuel Boyd, Jr. (9/18/40)
         Director
         10808 Hob Nail Court, Potomac, MD 20854

     Mr. Boyd is currently the Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company. Director of Vontobel Funds, Inc., a registered investment company. Mr. Boyd is also a certified public accountant.

William E. Poist (6/11/39)
         Director
         5272 River Road, Bethesda, MD 20816

     Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals. Director of Vontobel Funds, Inc., a registered investment company. Mr. Poist is also a certified public accountant.

Paul M. Dickinson (11/11/47)
         Director
         8704 Berwickshire Drive, Richmond, VA 23229

     Mr. Dickinson is currently the President of Alfred J. Dickinson, Inc., Realtors. Director of Vontobel Funds, Inc., a registered investment company.

*JaneH. Williams (6/28/48) Vice President of the Company and President of the Sand Hill Portfolio Manager Fund series 3000 Sand Hill Road, Suite 150, Menlo Park, CA 94025

     Ms. Williams is the Executive Vice President of Sand Hill Advisors, Inc. since 1982.

     *Leland H. Faust (8/30/46) Vice President of the Company and President of the CSI Equity Fund and the CSI Fixed Income Fund One Montgomery Street, Suite 2525, San Francisco, CA 94104

     President of CSI Capital Management, Inc. since 1978. Mr. Faust is also a Partner in the law firm Taylor & Faust.

*F. Byron Parker, Jr. (1/26/43)
         Secretary
         810 Lindsay Court, Richmond, VA 23229

     Secretary of Commonwealth Shareholder Services, Inc. since 1986. Secretary of Vontobel Funds, Inc., a registered investment company. Partner in the law firm Mustian & Parker.

*Franklin A.Trice, III (12/25/63)

     Vice President of the Company and President of the New Market Fund series. P.O. Box 8535, Richmond, VA 23226-0535

     Mr. Trice has been a Broker with both Scott and Stringfellow, Inc. and Craigie, Inc. since 1992.

*JohnT. Conner, Jr. (6/16/41) Vice President of the Company and President of the Third Millennium Russia Fund series 515 Madison Ave., 24th Floor, New York, NY 10022

         Chairman of ROSCAL, a Russian financial company and of its affiliate, ROSCAL Insurance since 1993.

* Persons deemed to be "interested" persons of the Company, Virginia Management Investment Corporation or First Dominion Capital Corp. under the 1940 Act.

                                                 INVESTMENT MANAGER

         Virginia Management Investment Corporation (the "Manager") manages the investment of the assets of the Fund pursuant to an Investment Management
Agreement (the "Management Agreement"). The Management Agreement is effective for a period of two years from [ ], 1998, and may be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Company, provided the continuance is also approved by a majority of the Directors who are not "interested persons" of the Company or the Manager by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable without penalty on sixty days notice by the Company's Board of Directors or by the Manager. The Management Agreement provides that it will terminate automatically in the event of its assignment. The address of the Manager is 7800 Rockfalls Dr., Richmond, VA 23225.

         The Manager is entitled to monthly compensation accrued daily at an annual rate equal to 1% of the average daily net assets of the Fund as described in the Prospectus.

                                                INVESTMENT ADVISOR

         The Manager has entered into an Investment Advisory Agreement (the "Advisory Agreement") with The London Company of Virginia (the "Investment Advisor"), date [ ], 1998. Stephen Goddard is President of the Investment Advisor and is portfolio manager of the Fund.

The Investment Advisor provides the Manager with investment analysis and timing advice, research and statistical analysis relating to the management of the portfolio securities of the Fund. The investment recommendations of the Investment Advisor, while required to comport with the investment objective, policies and restrictions of the Fund, are subject to the responsibility of the Manager (acting under the supervision of the Company's Board of Directors).

         The Advisor Agreement between the Investment Advisor and the Manager contemplates the authority of the Investment Advisor to place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers or dealers, the Investment Advisor will attempt to obtain the best price and execution for the Fund's orders. The Investment Advisor may purchase and sell securities to and from brokers and dealers who provide the Investment Advisor with research advice or statistical services, and may be authorized to pay a commission for such transactions which is higher than the commission which would be charged by another broker. From time to time, and subject to the Investment Advisor obtaining the best price and execution, the Board of Directors may authorize the Investment Advisor to allocate brokerage transactions to a broker in consideration of: (1) payment of an obligation otherwise payable by the Funds, or (2) in consideration of the sale of Fund shares. (See portfolio transactions above).

         The Manager, from its management fee, is obligated to pay the Investment Advisor a fee equal to one-half of the management fee received from the Fund with respect to the assets supervised by the Investment Advisor. The amount so payable will be reduced by one-half of any voluntary reduction in the Manager's fee, or reimbursements to the Fund pursuant to agreements relating to organizational expenses. The address of the Investment Advisor is Riverfront Plaza, West Tower, 901 East Byrd Street, Suite 1350A, Richmond, Virginia, 23219.



                                                   TRANSFER AGENT

     Fund Services, Inc. (the "Transfer Agent" or "FSI") is the Company's transfer and disbursing agent, pursuant to a Transfer Agent Agreement, dated August 19, 1997. Pursuant to the Transfer Agent Agreement the minimum annual fee charged to the Fund is $16,500.

         John Pasco, III, President of the Company, an officer and shareholder of Commonwealth Shareholder Services, Inc. (the Fund's Administrator), and an officer and director of First Dominion Capital Corp. (the Fund's Distributor) owns one third of the stock of FSI, and, therefore, FSI may be deemed to be an affiliate of the Company, Commonwealth Shareholder Services, Inc., and First Dominion Capital Corp.

                                                    ADMINISTRATOR

         Commonwealth Shareholder Services, Inc. is the Company's administrator pursuant to an Administrative Services Agreement (the "Service Agreement"). The Service Agreement is described in the Funds' Prospectus. The Service Agreement continues in effect from year to year for a term of one year only if the Board of Directors, including a majority of the directors who are not interested persons of the Company or the Administrator, approve the extension at least annually. John Pasco, III owns 100% of the stock of Commonwealth Shareholder Services.

                                               ELIGIBLE BENEFIT PLANS

         An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of one or more of the Funds and/or certain other funds.

         The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.



                                                    DISTRIBUTION

         Shares of the Funds are offered for sale on a continuous basis at the Net Asset Value plus the applicable sales load.

         First Dominion Capital Corp. (the "Distributor"), 1500 Forest Avenue, Suite 223, Richmond, VA 23229, is the Company's principal underwriter pursuant to a Distribution Agreement between the Company and the Distributor. John Pasco, III, Chairman of the Board of the Company owns 100% of the Distributor, and is its President, Treasurer and a Director.

         The Distributor receives commissions consisting of that portion of the sales load remaining after the discounts which it allows to investment dealers. The distributor retains 0.25% of the offering price on sales through the dealer involving the maximum sales load.

         The Fund's public offering price ("POP") per share is equal to the net asset value per share next determined after receipt of a purchase order plus a sales load which is reduced on purchases involving large amounts and which may be eliminated in certain circumstances described below.

                           Sales Load As Percentage Of
Amount of Purchase at          Offering    Net Amount       Dealer Discount
         The POP                 Price     Invested       as percentage of POP

$5,000 but under $100,000         2.75%      2.83%                   2.25%
$100,000 but under $250,000       2.25%      2.30%                   1.75%
$250,000 but under $500,000       1.50%      1.52%                   1.25%
$500,000 but under $1 million     1.00%      1.01%                   0.75%
$1 million or over                0.00%      0.00%                   0.00%


         There is a 1% redemption fee on account's held less than one year.

         In addition to the sales charge listed above, up to 0.35% of average net assets is paid annually to qualified dealers for providing certain services (including services to retirement plans) pursuant to the Fund's Plan of Distribution.

         The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

         In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the Prospectus. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of preapproved sales contests.

         Statement of Intention - The reduced sales charges and public offering price set forth above and in the prospectus apply to purchases of $250,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Shares equal to 1.50% (declining to 0% after an aggregate of $1,000,000 has been purchased under the Statement) of the dollar amount specified in the Statement will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference.

         In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

                                               PLAN OF DISTRIBUTION

         The Fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, Provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.



                                             SALES AT NET ASSET VALUE

         The front end sales charge is waived for purchases by the following types of investors: any financial institution or advisor regulated by Federal or state governmental authority when the institution or adviser is purchasing shares for its own account or for an account for which the institution or adviser is authorized to make investment decisions (i.e., a discretionary account); Directors, Officers and employees of the Company, the Manager, the Investment Advisor, the Distributor, including members of the Distributor's, the Investment Advisor's, and the Manager immediate families and their retirement accounts or plans); Directors, Officers and employees of the Fund's service providers; customers, clients or accounts of the Manager, the Investment Advisor, or other investment advisers or financial planners who charge a fee for their services, provided that shares purchased are held in the omnibus account of the broker or agent placing the order; retirement accounts or plans, or deferred compensation plans and trusts funding such plans for which a depository institution, trust company or other fiduciary holds shares purchased through the omnibus account of the broker or agent placing the order; and Eligible Benefit Plans (see "Eligible Benefit Plans" on page [ ].

         The front end sales charge is also waived for any registered representatives, employees, or principals of securities dealers (including members of their immediate families) having a sales agreement with the Distributor.

         The front end sales charge may also be waived for purchases made with the redemption proceeds from other mutual fund companies on which you have previously paid a front end sales charge or contingent deferred sales charge.

                                                    FUND EXPENSES

         The Fund will pay its expenses not assumed by the Manager, including, but not limited to, the following: custodian; stock transfer and dividend disbursing fees and expenses; taxes; expenses of the issuance and redemption of Fund shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund.

         The allocation of the Company's general expenses is made to the Fund on the basis that the Company's Board of Directors deems fair and equitable, which may be based on the relative net assets of each series of the Company or the nature of the services performed and relative applicability to each series of the Company.


                                            SPECIAL SHAREHOLDER SERVICES

         As described briefly in the Prospectus, the Fund offers the following shareholder services:

         Regular Account: The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the Account Application provided with the Prospectus to open your account.

         Telephone Transactions: A shareholder may redeem shares or transfer into another fund if this service is requested at the time the shareholder completes the initial Account Application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Transfer Agent will charge the shareholder account a $10 service fee each time there is a telephone transaction.

         The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as a shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

         Invest-A-Matic Account: Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Invest-A-Matic Plan as desired by notifying the Transfer Agent. This feature requires a separate Plan application, in addition to the Account Application. To obtain an application, or to receive more information, please call the offices of the Company.

         Individual Retirement Account ("IRA") - All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $2,000 (or $2,250 with a spouse who is not a wage earner, for years prior to 1997). A spouse who does not earn compensation can contribute up to $2,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employers under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements of establishing and maintaining a corporate retirement plan trust.

         If a shareholder has received a lump sum distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer Federal Income Taxes on your lump sum contribution and on any income that is earned on that contribution.

         How to Establish Retirement Accounts: Please call the Company to obtain information regarding the establishment of individual retirement plan accounts. The plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax advisor for specific advice concerning tax status and plans.

         Exchange Privilege: Shareholders may exchange their shares for shares of any other series of the Company, provided the shares of the fund the shareholder is exchanging into are noticed for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements (currently $5,000). Exchange Privilege Authorization Forms are available by calling the Company. A special authorization form must have been completed and must be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day) plus the applicable sales charge. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.


                                           GENERAL INFORMATION AND HISTORY

         The Company is authorized to issue up to 500,000,000 shares of common stock, par value $0.01 per share, of which it has allocated 50,000,000 shares to the Fund and 200,000,000 shares to other series of the Company. The Board of Directors can allocate the remaining authorized but unissued shares to any series of the Company, or may create additional series and allocate shares to such series. Each series is required to have a suitable investment objective, policies and restrictions, to maintain a separate portfolio of securities suitable to its purposes, and to generally operate in the manner of a separate investment company as required by the 1940 Act.

         If additional series were to be formed, the rights of existing series shareholders would not change, and the objective, policies and investments of each series would not be changed. A share of any series would continue to have a priority in the assets of that series in the event of a liquidation.

         The shares of each series when issued will be fully paid and nonassessable, will have no preference over other shares of the same series as to conversion, dividends, or retirement, and will have no preemptive rights. The shares of any series will be redeemable from the assets of that series at any time at a shareholder's request at the current NAV of that series determined in accordance with the provisions of the 1940 Act and the rules thereunder. The Company's general corporate expenses (including administrative expenses) will be allocated among the series in proportion to net assets or as determined in good faith by the Board.

         The investment management fees payable to the Manager of each series of the company and will be based upon the separate assets of each of the company's series. The shareholders of each series have the right to vote with respect to the investment manager of such fund.

         Voting and Control - Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional share of stock. All shareholders vote on matters which concern the corporation as a whole. Election of Directors or ratification of the auditor are examples of matters to be voted upon by all shareholders. The Company is not required to hold a meeting of shareholders each year. The Company intends to hold annual meetings when it is required to do so by the Maryland General Corporate Law or the 1940 Act. Shareholders have the right to call a meeting to consider the removal of one or more of the Directors and will be assisted in Shareholder communication in such matter. Each series shall vote separately on matters (1) when required by the General Corporation Law of Maryland, (2) when required by the 1940 Act and (3) when matters affect only the interest of the particular series. An example of a matter affecting only one series might be a proposed change in an investment restriction of one series. The shares will not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so.

         Code of Ethics - The Company has adopted a Code of Ethics which imposes certain restrictions on the authority of portfolio managers and certain other personnel of the Company and the Manager governing personal securities activities and investments of those persons and has instituted procedures to its Code of Ethics to require such investment personnel to report such activities to the compliance officer. The Code is reviewed and updated annually.

                                                     PERFORMANCE

         Total return is the primary method of measuring investment performance. Occasionally, however, the Fund may include its distribution rate in sales literature. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price.

         Generally, performance quotations by investment companies are subject to certain rules adopted by the Securities and Exchange Commission (the "Commission"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the Commission. Total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission.

                  As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year or since inception period and the deduction of all applicable charges and fees. According to the Commission formula:

                                    n
                           P(1+T) = ERV

where:

P        =        a hypothetical initial payment of $1,000

T        =        average annual total return

n        =        number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

         Sales literature pertaining to the Fund may quote a distribution rate in addition to the total return. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price. The distribution rate measures what the Fund paid to shareholders. The distribution rate may include dividends paid from premium income from option writing, if applicable, and short-term capital gains in addition to dividends from investment income. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the distributions paid over the period such policies were in effect, rather than using the distributions paid during the past twelve months.

         Occasionally statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's NAV or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of the Fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of NAV or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Sales literature referring to the use of the Fund as a potential investment for IRAs, Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

         Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Comparisons and Advertisements

         To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss, total return, or Fund volatility as reported by various financial publications. Advertisements may also compare total return or volatility (as calculated above) to total return or volatility as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

(a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

(b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

(c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

(d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

(e) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Analysis, and Lipper Mutual Fund Indices - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

(f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

(g) Mutual Fund Source Book and other material, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for equity funds.

(h) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Barron's, Financial Times, Investor's Business Daily, New York Times, The Wall Street Journal, and Money magazines - publications that rate fund performance over specified time periods.

(i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

(j) Standard & Poor's 100 Stock Index - an unmanaged index based on the price of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for option trading.

(k) Morgan Stanley Capital International EAFE Index - an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

(l) J.P. Morgan Traded Global Bond Index - is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

(m) IFC Global Total Return Composite Index - An unmanaged index of common stocks that includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

(n) Nomura Research, Inc. Eastern Europe an Equity Index - comprised of those equities which are traded on listed markets in Poland, the Czech Republic, Hungary and Slovakia (returns do not include dividends).

         In  assessing  such  comparisons  of total  return  or  volatility,  an investor should keep in mind that the composition of the investments in the reported indices and averages in not identical to the Fund's portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to such other averages.

                                                FINANCIAL STATEMENTS

         The books of the Fund will be audited at least once each year by Tait, Weller and Baker, of Philadelphia, PA, independent public accountants.

Investment Manager:        Virginia Management Investment Corporation
                           7800 Rockfalls Dr.
                           Richmond, VA 23225

Distributor:               First Dominion Capital Corp.
                           1500 Forest Ave., Suite 223
                           Richmond, VA 23229


Independent Auditors:      Tait, Weller & Baker
                           8 Penn Center Plaza
                           Suite 800
                           Philadelphia, PA 19103


Fund Counsel:              Stradley Ronon Stevens & Young, LLP
                           2600 One Commerce Square
                           Philadelphia, PA  19103

Marketing Services:        For general information on the Funds and marketing
                           services, call the Distributor at (800) 527-9525 toll free.


Transfer Agent:            For account information, wire purchase or
                           redemptions, call or write to the Fund's
                           Transfer Agent:

                                            Fund Services, Inc.
                                            P.O. Box 26305
                                            Richmond, VA 23260-6305
                                            (800) 628-4077 Toll Free


More                                        Information:       For      24-hour,
                                            7-days-a-week price information call
                                            1-800-527-9525.  For  information on
                                            any    series   of   the    Company,
                                            investment     plans,    or    other
                                            shareholder   services,   call   the
                                            Company  at  1-800-527-9525   during
                                            normal  business hours, or write the
                                            Company at 1500 Forest Avenue, Suite
                                            223, Richmond, VA 23229











                                                        26

PART C            OTHER INFORMATION

ITEM 24           FINANCIAL STATEMENTS AND EXHIBITS

         (a)       Financial Statements

                  1) Not Applicable. This Amendment does not relate to the Sand Hill Portfolio Manager Fund.
                  2) Not Applicable. This Amendment does not relate to the CSI Fixed Income Fund.
                  3) Not Applicable. This Amendment does not relate to the CSI Equity Fund.
                  4) Not Applicable. The New Market Fund has not commenced operations.
                  5) Not Applicable. The Third Millennium Russia Fund has not commenced operations.

         (b)      Exhibits

                  (1)(a) Articles of Incorporation of the Registrant are herein Incorporated by reference to the Registrant's Initial Registration from the Statements on Form N-1A (File Nos. 333-29289 and 811-8255) filed with the Securities and Exchange Commission (the "SEC") on June 16, 1997.

                     (b) Articles Supplementary of the Registrant creating the CSI Equity Fund series and the CSI Fixed Income Fund series are incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255).

                      (c) Articles Supplementary of the Registrant creating the Third Millennium Russia Fund series and the New Market Fund series are filed herewith as Exhibit 24(b)(1)(c).

                      (d) Articles  Supplementary  of the Registrant  increasing the amount of authorized  shares are filed herewith as
                          Exhibit 24(b)(1)(d).


                  (2) By-Laws of the Registrant are incorporated by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) filed with the SEC on June 16, 1997.

                  (3)     Not Applicable.

                  (4)(a) Specimen of certificate of common stock for the Sand Hill Portfolio Manager Fund is incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-28289 and 811-8255) as filed with the SEC on June 16, 1997.

                     (b) Specimen of certificate of common stock for the CSI Equity Fund series is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) filed with the SEC on August 1, 1997.

                     (c) Specimen of certificate of common stock for the CSI Fixed Income Fund series is hereby incorporated by
                          reference to Post-Effective   Amendment  No.  1  to
                          Registrant's Registration   Statement  on  Form  N-1A
                          (File Nos. 333-29289 and 811-8255) filed with the SEC on August 1, 1997.

                    (d) Specimen of certificate of common stock for the Third Millennium Russia Fund series is filed herewith as
                         Exhibit 24(b)(4)(d).

                    (e) Specimen of certificate of common stock for the New Market Fund series is filed herewith as Exhibit 24(b)(4)(e).

               (5)(a) Investment Advisory Agreement dated August 19, 1997 between Sand Hill Advisors, Inc. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is herein incorporation by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as
                         filed with the SEC on December 1, 1997.

                   (b) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Equity Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                   (c) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management Inc. and the Registrant on behalf of the CSI Fixed Income Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                   (d) Form of Investment Advisory Agreement between Third Millennium Investment Advisors LLC and the Registrant on behalf of the Third Millennium Russia Fund series is filed herewith as Exhibit 24(b)(5)(d).

                   (e) Form of Investment Management Agreement between Virginia Management Investment Corporation and the Registrant on behalf of New Market Fund series is filed herewith as Exhibit 24(b)(5)(e).

                   (f) Form of Investment Advisory Agreement between Virginia Management Investment Corporation and the London Company of Virginia on behalf of New Market Fund series is filed herewith as Exhibit 24(b)(5)(f).

                  (6)(a)Distribution Agreement dated August 19, 1997 between
                        First Dominion Capital Corp. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                      (b)Form of Broker-Dealer Selling Agreement is filed
                         herewith as Exhibit 24(b)(6)(b).

                  (7)    Not Applicable.

                  (8)(a) Custody  Agreement  dated August 19, 1997 between Star
                         Bank, N.A. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                    (b) Custody  Agreement  dated  October 14, 1997 between Star
                        Bank, N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                    (c) Form of Custody Agreement between Brown Brothers
                        Harriman & Co. and the Registrant is filed herewith as
                        Exhibit 24(b)(8)(c).

                  (9)(a)Transfer Agency Agreement dated August 19, 1997 between
                        Fund Services, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                    (b) Administrative Services Agreement dated August 19, 1997 between Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                     (c)Administrative Services Agreement dated October 14,
                        1997 between Commonwealth Shareholder Services, Inc.
                        and the Registrant on behalf of the CSI Equity Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                    (d) Administrative Services Agreement dated October 14, 1997 between Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the CSI Fixed Income Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                     (e)Form of Administrative Services Agreement between
                        Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the Third Millennium Russia Fund series is filed herewith as Exhibit 24(b)(9)(e).

                     (f)Form of Administrative Services Agreement between
                        Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the New Market Fund series is filed herewith as Exhibit 24(b)(9)(f).

                     (g)Fund Accounting Servicing Agreement dated October 14,
                        1997 between Star Bank, N.A. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is herein incorporated by reference to Post-Effective
                        Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                     (h)Fund Accounting Servicing Agreement dated October 14,
                        1997 between Star Bank N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                (10)    Opinion of Counsel is attached hereto as Exhibit
                        24(b)(10)


                (11) Not Applicable. Neither the New Market Fund nor the Third Millennium Russia Fund series have commenced operations.

                (12)    Not applicable.

                (13) Not applicable. (Seed money is not necessary for the New Market Fund series or the Third Millennium Russia Fund series).

                (14)(a) IRA Service Agreement dated August 19, 1997 between Star
                        Bank, N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-28289 and 811-8255) as filed with the SEC on December 1, 1997.

                    (b) Form of IRA Services  Agreement between Brown Brothers
                        Harriman Trust Company and the Registrant is filed herewith as Exhibit 24(b)14(b).

                 (15)(a)Form of  Distribution  Plan  pursuant  to Rule 12b-1 on behalf of the Third Millennium Russia Fund series is filed herewith as Exhibit 24(b)15(a).

                     (b)Form of Distribution Plan pursuant to Rule 12b-1 on
                        behalf of the New Market Fund series is filed herewith as Exhibit 24(b)(15)(b).

                  (16)  Not applicable.

                  (17) Not Applicable. No Financial Statements for the New Market Fund series or Third Millennium Russia Fund series are being filed.

                  (18)  Not applicable.

                  (19) Powers-of-Attorney for Samuel Boyd, Jr., William E. Poist and Paul M. Dickinson are incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A (File Nos.333-29289 and 811-8255) as filed with the SEC on June 16, 1997.

ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
                  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES:  As of June 30, 1998:

                  Title of Class                   Number of Record Holders

                  Sand Hill Portfolio Manager Fund            178
                  CSI Equity Fund                              10
                  CSI Fixed Income Fund                        11
                  Third Millennium Russia Fund                  2
                  New Market Fund                               1

ITEM 27. INDEMNIFICATION.

                  The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of Incorporation provide the indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The Articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the Investment Company Act of 1940, as amended, for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Registrant and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                  Sand Hill Advisors, Inc., the investment advisor to the Sand Hill Portfolio Manager Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 31, 1997, had approximately $311 million in assets under management.

                  For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of Sand Hill Advisors, Inc. (the "Advisor") is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Advisor's Form ADV (File #801-17601), currently on file with the Commission as required by the Investment Advisers Act of 1940, as amended.

                  CSI Capital Management, Inc., the investment advisor to the CSI Equity Fund series and the CSI Fixed Income Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of November 30, 1997 had approximately $143 in assets under management, and a principal of the Advisor acts as trustee supervising an additional $30 million in assets.

                  For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of CSI Capital Management Inc. (the "Advisor") is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Advisor's Form ADV (File #801-14549), currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.

                  Third Millennium Investment Advisors, LLC, the Investment Advisor to the Third Millennium Russia Fund, is a newly formed advisor formed for the purpose of advising Registered Investment Companies. The Advisor's Form ADV (File # _______) is currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.

                  Virginia Management Investment Corporation, the Investment Manager to the New Market Fund series is a newly formed advisor formed for the purpose of advising Registered Investment Companies. The Advisor's Form ADV (File #
                  801-55697) is currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.

                  The London Company of Virginia is the investment advisor to the New Market Fund, pursuant to an Investment Advisory Agreement between Virginia Management Investment Corporation and The London Company.

                  For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of The London Company of Virginia (the "Advisor") is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Advisor's Form ADV (File #801-46604), currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.

ITEM 29. PRINCIPAL UNDERWRITER.

         (a)      Vontobel Funds, Inc.

         (b)
                                 Positions and                Positions and
         Name and Principal      Offices with                 Offices with
         Business Address        Underwriter                  Registrant

         John Pasco, III         President, Chief             Chairman,
         1500 Forest Avenue      Financial Officer,           President, &
         Suite 223               Treasurer, Director          Treasurer
         Richmond, VA  23229

         Mary T. Pasco           Director                     Assistant
         1500 Forest Avenue                                   Secretary
         Suite 223
         Richmond, VA 23229

         Lori J. Martin          Vice President                None
         1500 Forest Avenue      & Assistant Sec.
         Suite 223
         Richmond, VA  23229

         F. Byron Parker, Jr.    Secretary                     Secretary
         Mustian & Parker
         8002 Discovery Drive
         Suite 101
         Richmond, VA  23229

         (c)      Not applicable

  ITEM 30.        LOCATION OF ACCOUNTS AND RECORDS.

                  The accounts, books or other documents of the Registrant required to be maintained by $31(1) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

                  (a)   Shareholder account records (including share ledgers,
                        duplicate confirmations, duplicate  account   statements
                        and applications forms) of the Registrant are maintained by its transfer agent, Fund Services, Inc., at 1500 Forest Avenue, Suite 111, Richmond, VA. 23229.

                  (b)   With respect to Sand Hill Portfolio Manager Fund series:
                        Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the Sand Hill Portfolio Manager Fund series are maintained at the series' investment advisor, Sand Hill Advisors, Inc., at 3000 Sand Hill Road, Building 3, Suite 150, Menlo Park, CA 94025.

                  (c) With respect to CSI Fixed Income Fund series and CSI Equity Fund Series: Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the CSI Fixed Income Fund and CSI Equity Fund series are maintained at the series'
                        investment  advisor,   CSI Capital Management, 1
                        Montgomery Street, Suite 2525, San Francisco, CA 94104.

                  (d)   With respect to Third Millennium Russia Fund series:
                        Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the Third Millennium Russia Fund series are maintained at the series' investment advisor, Third Millennium Investment Advisors, LLC.

                  (e) With respect to the New Market Fund series: Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the New Market Fund series are maintained at the series' Investment Advisor, The London Company.

                  (f) Accounts and records for portfolio securities and other investment assets, including cash of the Sand Hill Portfolio Manager Fund, the CSI Fixed Income Fund, the CSI Equity Fund and the New Market Fund series are maintained in the custody of the Registrant's
                        custodian  bank,  Star Bank,   N.A., 425  Walnut Street,
                        P.O.  Box  1118, Cincinnati, Ohio 45201-1118.

                  (g) Accounts and records for portfolio securities and other investment assets, including cash of the Third Millennium Russia Fund series are maintained in the custody of the Registrant's custodian bank, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA. 02109.


                  (h) Accounting records, including general ledgers, supporting ledgers, pricing computations, etc. of the Sand Hill Portfolio Manager Fund, the CSI Fixed Income Fund, the CSI Equity Fund and the New Market Fund series are maintained by the Registrant's accounting services agent, Star Bank, N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118.

                  (i) Accounting records, including general ledgers, supporting ledgers, pricing computations, etc. of the Third Millennium Russia Fund series are maintained by the Registrant's accounting services agent, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA. 02109.

                  (j) Administrative records, including copies of the charter, by-laws, minute books, agreements, compliance records and reports, certain shareholder communications, etc., are kept at the Registrant's principal office, at 1500 Forest Avenue, Suite 223, Richmond, Va 23229, by the Registrant's Administrator, Commonwealth Shareholder Services, Inc., whose address is the same as Registrant's.

                  (k) Records relating to distribution of shares of the Registrant are maintained by the Registrant's distributor, First Dominion Capital Corp. at 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

ITEM 31. MANAGEMENT SERVICES There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 32. UNDERTAKINGS.

                  The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Richmond, and the Commonwealth of Virginia on the 8th day of July, 1998.


                                        THE WORLD FUNDS, INC.
                                        Registrant



                                       By  /s/John Pasco, III
                                           John Pasco, III, Chairman,
                                            Chief Executive Officer and
                                            Chief Financial Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.


(Signature)                            (Title)                    (Date)


/s/ John Pasco III                    Director, Chairman        July 8, 1998
John Pasco, III



/s/ Samuel Boyd, Jr.*                  Director                 July 8, 1998
Samuel Boyd, Jr.


/s/ Paul M. Dickinson*                 Director                 July 8, 1998
Paul M. Dickinson


/s/ William E. Poist*                  Director                 July 8, 1998
William E. Poist

/s/ John Pasco, III
----------------
John Pasco, III
      Pursuant to Powers of Attorney on File

Form N-1A Exhibit No.      EXHIBIT INDEX                      EDGAR Exhibit No.

Exhibit 24(b)(1)(c)      Articles Supplementary Creating      Ex-99.B1(c)
                         2 New Series

Exhibit 24(b)(1)(d)      Articles Supplementary Increasing    Ex-99.B1(d)
                         Authorized Shares

Exhibit 24(b)(4)(d)      Specimen of Certificate for Third    Ex-99.B4(d)
                         Millennium Russia Fund

Exhibit 24(b)(4)(e)      Specimen of Certificate for New      Ex-99.B4(e)
                         Market Fund

Exhibit 24(b)(5)(d)      Form of Investment Advisory          Ex-99.B5(d)
                         Agreement for Third Millennium
                         Russia Fund

Exhibit 24(b)(5)(e)      Form of Investment Management        Ex-99.B5(e)
                         Agreement for New Market Fund

Exhibit 24(b)(5)(f)      Form of Investment Advisory          Ex-99.B5(f)
                         Agreement for the New Market Fund
                         (Between Virginia Management Investment
                         Corporation and the London Company)

Exhibit 24(b)(6)(b)      Form of Broker-Dealer Selling        Ex-99.B6(b)
                         Agreement

Exhibit 24(b)(8)(c)      Form of Custody Agreement for        Ex-99.B8(c)
                         Third Millennium Russia Fund

Exhibit 24(b)(9)(e)      Form of Administrative Services      Ex-99.B9(e)
                         Agreement for Third Millennium
                         Russia Fund

Exhibit 24(b)(9)(f)      Form of Administrative Services      Ex-99.B9(f)
                         Agreement for New Market Fund

Exhibit 24((b)(10)       Opinion of Counsel                   Ex99.B10

Exhibit 24(b)(14)(b)     Form of IRA Services Agreement       Ex-99.B14(b)
                         With Brown Brothers Harriman
                         Trust Co.

Exhibit 24(b)(15)(a)     Form of Distribution Plan for       Ex-99.B15(a)
                         Third Millennium Russia Fund

Exhibit 24(b)(15)(b)     Form of Distribution Plan for       Ex-99.B15(b)
                         New Market Fund

4









                                                THE WORLD FUNDS, INC.


                                               Articles Supplementary



         The World Funds, Inc., a Maryland corporation having an office in Baltimore, Maryland (the "Corporation") and an open-end investment company registered under the Investment Company Act of 1940, as amended, hereby certifies, in accordance with Section 2-208 of the Maryland General Corporation Law, to the State Department of Assessments and Taxation of Maryland that:

         FIRST: The Board of Directors of the Corporation, at a meeting held on June 19, 1998, adopted resolutions classifying and allocating unallocated and unissued Common Stock of the Corporation as follows: (i) Fifty Million (50,000,000) shares of Common Stock with a par value of One Cent ($.01) per share to the Third Millennium Russia Fund series of the Corporation; and (ii) Fifty Million (50,000,000) shares of Common Stock with a par value of One Cent ($.01) per share to the New Market Fund series of the Corporation.

         SECOND: (a) The total number of shares of stock which the Corporation was authorized to issue prior to the aforesaid action was Two Hundred Fifty Million (250,000,000) shares of Common Stock, with a par value of One Cent ($.01) per share, having an aggregate value of Two Million Five Hundred Thousand Dollars ($2,500,000):

         One series of shares was designated as the Sand Hill Portfolio Manager Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) were classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000); and

         One series of shares was designated as the CSI Equity Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) were classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000); and

         One series of shares was designated as the CSI Fixed Income Fund series and Fifty Million (50,000,000) shares of Common Stock


(par value $.01 per share) were classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000); and

         (b) The total number of shares of stock which the Corporation is authorized to issue, following the aforesaid actions, is Two Hundred Fifty Million (250,000,000) shares of Common Stock, with a par value of One Cent ($.01) per share, having an aggregate par value of Two Million Five Hundred Thousand Dollars ($2,500,000):

         One series of shares is designated as the Sand Hill Portfolio Management Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000).

         One series of shares is designated as the CSI Equity Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

         One series of shares is designated as the CSI Fixed Income Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

         One series of shares is designated as the Third Millennium Russia Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

         One series of shares is designated as the New Market Fund series and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are classified and allocated to such series, with an aggregate par value of Five Hundred Thousand Dollars ($500,000);

         THIRD: The shares of the Third Millennium Russia Fund series and the shares of the New Market Fund series shall have such preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as are stated in Article FIFTH of the Articles of Incorporation of the Corporation.

         FOURTH: The aforesaid shares of the Third Millennium Russia Fund series and the New Market Fund series have been duly classified and allocated by the Board of Directors pursuant to the authority and power contained in the charter of the Corporation.











         IN WITNESS WHEREOF, The World Funds, Inc., has caused these Articles Supplementary to be signed in its name and on its behalf this 19 day of June, 1998.


                                            The World Funds, Inc.



                                            By ______________________________
                                               John Pasco, III
                      Chairman and Chief Executive Officer


WITNESS:


-----------------
Name:  Mary T. Pasco
Title: Assistant Secretary

         THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc., who executed on behalf of said Corporation the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Corporation, the foregoing Articles to be the corporate act of said Corporation and further certifies, that, to the best of his knowledge, information and belief, the matters and facts set forth herein with respect to the approval thereof are true in all material respects, under the penalties of perjury.



                                            ---------------------------------
                                            John Pasco, III
                                            Chairman and Chief Executive Officer

Attest:



---------------------
Assistant Secretary

                                               THE WORLD FUNDS, INC.

                                              ARTICLES SUPPLEMENTARY
                                                        TO
                                             ARTICLES OF INCORPORATION


         The World Funds, Inc, a Maryland corporation having its principal office in Baltimore, Maryland (the "Corporation"), hereby certifies, in accordance with Section 2-208 and Section 2-208.1 of the Maryland General Corporation Law, to the State Department of Assessments and Taxation of Maryland that:

         FIRST: The Corporation has authority to issue a total of Two Hundred Fifty Million (250,000,000) shares of common stock with a par value of One Cent ($.01) per share of the Corporation (the "Common Stock"), having an aggregate par value of Two Million Five Hundred Thousand Dollars ($2,500,000). Of such Two Hundred Fifty Million (250,000,000) shares of Common Stock, Fifty Million (50,000,000) shares have been allocated to the Sand Hill Portfolio Manager Fund series of the Common Stock, Fifty Million (50,000,000) shares have been allocated to the CSI Equity Fund series of the Common Stock, Fifty Million (50,000,000) shares have been allocated to the CSI Fixed Income Fund series of the Common Stock, Fifty Million (50,000,000) shares have been allocated to the Third Millennium Russia Fund series of the Common Stock and Fifty Million (50,000,000) shares have been allocated to the New Market Fund series of the Common Stock.

         SECOND: The Board of Directors of the Corporation, at a meeting held on June 22, 1998, adopted resolutions increasing the aggregate number of shares of Common Stock that the Corporation has authority to issue from Two Hundred Fifty Million (250,000,000) shares to Five Hundred Million (500,000,000) shares.

         THIRD: As a result of the aforesaid increase in the authorized Common Stock, the Corporation has authority to issue Five Hundred Million (500,000,000) shares of Common Stock with a par value of One Cent ($.01) per share, having an aggregate par value of Five Million Dollars($5,000,000). Of such Five Hundred Million (500,000,000) shares of Common Stock, Two Hundred Fifty Million (250,000,000)shares of the Common Stock have been allocated as follows: (1) Fifty Million (50,000,000) shares have been allocated to the Sand Hill Portfolio Manager Fund series, (2) Fifty Million (50,000,000) shares have been allocated to the CSI Equity Fund series, (3) Fifty Million (50,000,000) shares have been allocated to the CSI Fixed Income Fund series, (4) Fifty Million (50,000,000) shares have been allocated to the Third Millennium Russia Fund series, and (5) Fifty Million (50,000,000) shares have been allocated to the New Market Fund series.

         FOURTH: The shares of the Sand Hill Portfolio Manager Fund series, the CSI Equity Fund series, the CSI Fixed Income Fund series, the Third Millennium Russia Fund series and the New Market Fund series shall have the same preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, all as set forth in the Articles of Incorporation of the Corporation.

         FIFTH:    The Corporation is registered as an open-end management
investment company under the Investment Company Act of 1940, as amended.

         SIXTH: The total number of shares of Common Stock that the Corporation has authority to issue has been increased by the Board of Directors in accordance with Section 2-105(c)of the Maryland General Corporation Law.

         SEVENTH: These Articles Supplementary shall become effective immediately upon filing.

         IN WITNESS WHEREOF, The World Funds, Inc. has caused these Articles Supplementary to be signed in its name and on its behalf by its Chairman and attested by its Assistant Secretary on this 22nd day of June, 1998.


                                                     THE WORLD FUNDS, INC.


                                                     BY:___________________
                                                        Chairman


ATTEST:
-------------------
Assistant Secretary
THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc., who executed on behalf of said Corporation the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Corporation, the foregoing Articles to be the corporate act of said Corporation and further certifies, that, to the best of his knowledge, information and belief, the matters and facts set forth herein with respect to the approval thereof are true in all material respects, under penalties of perjury.



                                    --------------------
                                    John Pasco, III
                                    Chairman and Chief Executive Officer


Attest:


----------------------
Assistant Secretary







Below is the text of a sample of the Stock Certificate for Third Millennium Russia Fund Series of The World Funds, Inc.


CAPITAL STOCK OF                                     CUSIP
                                             THE WORLD FUNDS, INC.
                                         THIRD MILLENNIUM RUSSIA FUND

                           INCORPORATED UNDER THE LAWS OF THE STATE OF MARYLAND




                                                 This Certifies that



                                          is the owner of
                 FULLY PAID AND NON-ASSESSABLE SHARES OF THE PAR VALUE OF $.01
                                    EACH OF THE CAPITAL STOCK OF

THE WORLD FUNDS, INC.               THIRD MILLENNIUM RUSSIA FUND

(hereinafter called the "Corporation") transferable on the books of the Corporation in person or by duly authorized attorney upon surrender of this Certificate properly endorsed. This Certificate and the shares represented hereby are issued and shall be held subject to all of the provisions of the Certificate of Incorporation and the bylaws of the Corporation and all amendments thereto, to all of which the holder by acceptance hereof assents.

         This  certificate  is not valid  until  countersigned  by the  Transfer
Agent.

         Witness the facsimile signatures of the duly authorized officers of the

Corporation

Dated                               Attest                             By



                                 Secretary                              Chairman

Below is the text of a sample of the Stock Certificate for The New Market Fund Series of The World Funds, Inc.


CAPITAL STOCK OF                                     CUSIP

                                                THE WORLD FUNDS, INC.
                                                THE NEW MARKET FUND

                           INCORPORATED UNDER THE LAWS OF THE STATE OF MARYLAND




                                                 This Certifies that



                                        is the owner of
                 FULLY PAID AND NON-ASSESSABLE SHARES OF THE PAR VALUE OF $.01
                                  EACH OF THE CAPITAL STOCK OF

THE WORLD FUNDS, INC.              THE NEW MARKET FUND

(hereinafter called the "Corporation") transferable on the books of the Corporation in person or by duly authorized attorney upon surrender of this Certificate properly endorsed. This Certificate and the shares represented hereby are issued and shall be held subject to all of the provisions of the Certificate of Incorporation and the bylaws of the Corporation and all amendments thereto, to all of which the holder by acceptance hereof assents.

         This  certificate  is not valid  until  countersigned  by the  Transfer
Agent.

      Witness the facsimile signatures of the duly authorized officers of the Corporation

Dated                               Attest                             By



                             Secretary                              Chairman

PAGE>

                                            INVESTMENT ADVISORY AGREEMENT


    Investment Advisory Agreement (the "Agreement") dated , 1998 by and between THE WORLD FUNDS, INC., a Maryland corporation (herein called the "Fund"), and THIRD MILLENNIUM INVESTMENT ADVISORS LLC, a Delaware Limited Liability Company (the "Advisor") a registered investment adviser under the Investment Advisers Act of 1940, as amended.

         WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

         WHEREAS, the Fund desires to retain the Advisor to furnish investment advisory and management services to certain portfolios of the Fund, subject to the control of the Fund's Board of Directors, and the Advisor is willing to so furnish such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

     1. Appointment. The Fund hereby appoints the Advisor to act as the advisor to the THIRD MILLENNIUM RUSSIA FUND series of the Fund (the "Portfolio") for the period and on the terms set forth in this Agreement. The Advisor accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

         2. Duties of the Advisor. The Fund employs the Advisor to manage the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Fund and Commonwealth Shareholder Services, Inc. (the "Administrator") with records concerning the Advisor's activities which the Fund is required to maintain, and to render regular reports to the Fund's Officers and Board of Directors and to the Administrator concerning the Advisor's discharge of the foregoing responsibilities.

                  The Advisor shall discharge the foregoing responsibilities subject to the control of the Fund's Board of Directors and in compliance with such policies as the Board may from time to time establish, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Fund will instruct each of its agents and contractors to co-operate in the conduct of the business of the Portfolio.

                  The Advisor accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

         3. Portfolio Transactions. The Advisor is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Fund as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information. The Advisor will promptly communicate to the Fund and to the Administrator such information relating to portfolio transactions as they may reasonably request.

                  It is understood that the Advisor will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to an unaffiliated broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Advisor may direct any transaction of the Portfolio to a broker which is affiliated with the Advisor in accordance with, and subject to, the policies and procedures approved by the Board of Directors of the Fund pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

         4. Compensation of the Advisor. For the services to be rendered by the Advisor under this Agreement, the Portfolio shall pay to the Advisor, and the Advisor will accept as full compensation a fee, accrued daily and payable within five (5) business days after the last business day of each month, at an annual rate of 1.75% of the net assets of the portfolio.

                  All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

         5. Expenses. During the term of this Agreement, the Advisor will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the Portfolio shall pay the expenses and costs of the Portfolio for the following:

                  ( 1)     Taxes;

                  ( 2) Brokerage fees and commissions with regard to portfolio transactions;

                  ( 3)     Interest   charges,   fees  and  expenses  of  the
                           custodian  of  the securities;

                  ( 4) Fees and expenses of the Fund's transfer agent and the Administrator;

                  ( 5) Its proportionate share of auditing and legal expenses;

                  ( 6) Its proportionate share of the cost of maintenance of corporate existence;

                  ( 7) Its proportionate share of compensation of directors of the Fund who are not interested persons of the Advisor as that term is defined by law;

                  ( 8) Its proportionate share of the costs of corporate meetings;

                  ( 9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

                  (10) Costs of printing and mailing Prospectuses for the Portfolio's shares, reports and notices to existing shareholders;

                  (11) The Advisory fee payable to the Advisor, as provided in paragraph 4 herein;

                  (12) Costs of recordkeeping (other than investmentrecords required to be maintained by the Advisor), and daily pricing;

                  (13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

                  (14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

         6. Reports. The Fund and the Advisor agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

         7. Status of the Advisor. The services of the Advisor to the Fund are not to be deemed exclusive, and the Advisor shall be free to render similar services to others so long as its services to the Fund are not impaired thereby.

                  Pursuant to comparable agreements, the Fund may also retain the services of the Advisor to serve as the investment advisor of other series of the Fund.

         8. Books and Records. In compliance with the requirements of the 1940 Act, the Advisor hereby agrees that all records which it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Advisor further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders thereunder, the records required to be maintained by the 1940 Act.

         9. Limitation of Liability of Advisor. The duties of the Advisor shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Advisor hereunder. The Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 9, the term
"Advisor" shall include directors, officers, employees and other corporate agents of the Advisor as well as that corporation itself).

         10. Permissible Interests. Directors, agents, and shareholders of the Fund are or may be interested in the Advisor (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Advisor are or may be interested in the Fund as directors, officers, shareholders or otherwise; and the Advisor (or any successor) is or may be interested in the Fund as a shareholder or otherwise. In addition, brokerage transactions for the Fund may be effected through affiliates of the Advisor if approved by the Fund's Board of Directors, subject to the rules and regulations of the Securities and Exchange Commission, and the policies and procedures adopted by the Fund.

         11. License of Advisor's Name. The Advisor hereby authorizes the Fund to use the name "Third Millennium Russia Fund" for the Portfolio. The Fund agrees that if this Agreement is terminated it will promptly redesignate the name of the Portfolio to eliminate any reference to the name "Third Millennium Russia Fund" or any derivation thereof unless the Advisor waives this requirement in writing.

         12. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Directors or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Fund at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio or by the Advisor on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act).

         13. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

         14. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below, or at such other address as either party may advise in writing:

                  (a)      To the Fund at:
                           1500 Forest  Avenue, Suite 223
                           Richmond, VA 23229

                  (b)      To the Advisor at:
                           515 Madison Avenue, 24th Floor
                           New York, N.Y.  10022

         15. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

         16. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         17. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.
















         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


                              THIRD MILLENNIUM INVESTMENT ADVISORS LLC



                               BY:
                               John T. Connor, Jr.
                               Chairman




                              THE WORLD FUNDS, INC.




                              BY:
                              John Pasco, III
                              Chairman

                                INVESTMENT MANAGEMENT AGREEMENT




         Investment Management Agreement (the "Agreement") dated , 1998 by and between THE WORLD FUNDS, INC., a Maryland corporation (herein called the "Fund"), and VIRGINIA MANAGEMENT INVESTMENT CORPORATION, a Virginia corporation (the "Manager") and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

         WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

         WHEREAS, the Fund desires to retain the Manager to furnish investment advisory and management services to certain portfolios of the Fund, subject to the control of the Fund's Board of Directors, and the Manager is willing to so furnish such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

     1. Appointment. The Fund hereby appoints the Manager to act as the Manager to the NEW MARKET FUND series of the Fund (the "Portfolio") for the period and on the terms set forth in this Agreement. The Manager accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

         2. Duties of the Manager. The Fund employs the Manager to manage the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Fund and Commonwealth Shareholder Services, Inc. (the "Administrator") with records concerning the Manager's activities which the Fund is required to maintain, and to render regular reports to the Fund's Officers and Board of Directors and to the Administrator concerning the Manager's discharge of the foregoing responsibilities.

                  The Manager shall discharge the foregoing responsibilities subject to the control of the Fund's Board of Directors and in compliance with such policies as the Board may from time to time establish, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Fund will instruct each of its agents and contractors to co-operate in the conduct of the business of the Portfolio.



                  The Manager accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

         3. Portfolio Transactions. The Manager is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best net price and most favorable execution for the Portfolio's transactions in accordance with the policies of the Fund as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information. The Manager will promptly communicate to the Fund and to the Administrator such information relating to portfolio transactions as they may reasonably request.

                  It is understood that the Manager will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to an unaffiliated broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Manager may direct any transaction of the Portfolio to a broker which is affiliated with the Manager in accordance with, and subject to, the policies and procedures approved by the Board of Directors of the Fund pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

         4. Compensation of the Manager. For the services to be rendered by the Manager under this Agreement, the Portfolio shall pay to the Manager, and the Manager will accept as full compensation a fee, accrued daily and payable within five (5) business days after the last business day of each month, at an annual rate of one percent of the average daily net assets of the Portfolio.

                  All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

     5. Expenses. During the term of this Agreement, the Manager will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the








Portfolio shall pay the expenses and costs of the Portfolio for the following:

                  ( 1)     Taxes;

                  ( 2) Brokerage fees and commissions with regard to portfolio transactions;

                  ( 3) Interest charges, fees and expenses of the custodian of the securities;

                  ( 4) Fees and expenses of the Fund's transfer agent and the Administrator;

                  ( 5) Its proportionate share of auditing and legal expenses;

                  ( 6) Its proportionate share of the cost of maintenance of corporate existence;

                  ( 7) Its proportionate share of compensation of directors of the Fund who are not interested persons of the Manager as that term is defined by law;

                  ( 8) Its proportionate share of the costs of corporate meetings;

                  ( 9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

                  (10) Costs of printing and mailing Prospectuses for the Portfolio's shares, reports and notices to existing shareholders;

                  (11) The Management fee payable to the Manager, as provided in paragraph 4 herein;

                  (12) Costs of recordkeeping (other than investment records required to be maintained by the Manager), and daily pricing;

                  (13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

                  (14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

         6. Reports. The Fund and the Manager agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

         7. Status of the Manager. The services of the Manager to the Fund are not to be deemed exclusive, and the Manager shall be free to render similar services to others so long as its services to the Fund are not impaired thereby.

                  Pursuant to comparable agreements, the Fund may also retain the services of the Manager to serve as the investment Manager of other series of the Fund.

         8. Books and Records. In compliance with the requirements of the 1940 Act, the Manager hereby agrees that all records which it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Manager further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders thereunder, the records required to be maintained by the 1940 Act.

         9. Limitation of Liability of Manager. The duties of the Manager shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Manager hereunder. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Manager in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 9, the term
"Manager" shall include directors, officers, employees and other corporate agents of the Manager as well as that corporation itself).

     10. Permissible Interests. Directors, agents, and shareholders of the Fund are or may be interested in the Manager (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Manager are or may be interested in the Fund as directors, officers, shareholders or otherwise; and the

Manager (or any successor) is or may be interested in the Fund as a shareholder or otherwise. In addition, brokerage transactions for the Fund may be effected through affiliates of the Manager if approved by the Fund's Board of Directors, subject to the rules and regulations of the Securities and Exchange Commission, and the policies and procedures adopted by the Fund.

         11. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Directors or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Fund at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio or by the Manager on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act).

         12. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

     13. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below:

                  (a)      To the Fund at:
                                1500 Forest Avenue
                                Suite 223
                                Richmond, VA 23229

                  (b)      To the Manager at:
                                Post Office Box 8535
                                Richmond, Virginia 23226-0535

         14. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

         15. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         16. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.



         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                           VIRGINIA MANAGEMENT INVESTMENT CORPORATION


                             BY:
                             Franklin A. Trice, III
                             President


                            THE WORLD FUNDS, INC.


                             BY:
                             John Pasco, III
                             Chairman

                                           INVESTMENT ADVISORY AGREEMENT
                                                      between
                                    Virginia Management Investment Corporation
                                                        and
                                          The London Company of Virginia

         INVESTMENT ADVISORY AGREEMENT (the "Agreement") made this [ ] day of [ ], 1998, by and between Virginia Management Investment Corporation (hereinafter referred to as the "Manager") and The London Company of Virginia (hereinafter referred to as the "Investment Advisor"), which Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all of which together shall constitute but one instrument.

                                                    WITNESSETH

         WHEREAS, the Board of Directors (the "Directors") of the Manager wishes to enter into a contract with the Investment Advisor to render the following services to the Manager:

         To furnish research, analysis, advice and recommendations with respect to the purchase and sale of securities and the making of investment commitments; to place at the disposal of the Manager such statistical information and reports as may be required and, in general, to superintend such portions of the investments of the New Market Fund series (hereinafter the "Fund") of The World Funds, Inc. (hereinafter "TWF") as may be made subject to the oversight of the Investment Advisor by the Manager.

         NOW THEREFORE, in consideration of the mutual agreements herein contained, and intending to be bound, the parties agree as follows:

     1. During the term of this Agreement, or any extension thereof, the Investment Advisor will, to the best of its ability, furnish the foregoing services.

         2. As compensation, the Manager will pay the Investment Advisor for its services an annual fee, which fee shall be payable monthly in accordance with the following formula:

         The amount of such fee shall be one half of the investment management fee received by the Manager on the assets which are subject to the supervision of the Investment Advisor (the "Base Fee") less one half the sum of any reduction in such Base Fee resulting from:

     a. Any reduction of the fee paid by the Fund on such assets pursuant to any agreement relating to the reimbursement of organizational expenses of the Fund initially advanced by and repayable to the Investment Advisor; or

     b. Any voluntary reduction of the fee paid by the Fund on such assets, if the voluntary reduction is agreed to by the Investment Advisor in writing in advance of such reduction.

         3. This Agreement shall become effective concurrently with the Investment Management Agreement between the Manager and the Fund, pursuant to the approval of the shareholders of the Fund according to the provisions of the Investment Company Act of 1940 (the "Act").

         4. This Agreement shall continue for a two year period ending [ ], 2000. It may be renewed thereafter for successive periods not exceeding one year only so long as such renewal and continuance is specially approved at least annually by the Director's of TWF or by a vote of the majority of the outstanding voting securities of the Fund as prescribed by the Act and provided further that such continuance is approved at least annually thereafter by a vote of a majority of TWF's Directors, who are not parties to such Agreement or interested persons of such a party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisor shall provide the Manager such information as reasonably may be necessary to assist the Directors of TWF to evaluate the terms of this Agreement. This Agreement will terminate automatically without the payment of any penalty upon termination of the Investment Management Agreement or upon sixty days' written notice by the Fund to the Investment Advisor that the Directors of TWF or the shareholders, by vote of a majority of the outstanding voting securities of the Fund, as provided by the act, has terminated the Investment Management Agreement. This Agreement may also be terminated by the Investment Advisor without penalty upon sixty days' written notice to the Fund.

         This Agreement shall automatically terminate in the event of its assignment or the assignment of the Investment Management Agreement unless its continuation thereafter is approved by the Directors of TWF or the Shareholders of the Fund as hereinbefore provided or as otherwise permitted under applicable laws or regulations unless an exemption is obtained from the U.S. Securities and Exchange Commission from the provisions of the Act pertaining to the subject matter of this paragraph.

         5. Subject to the supervision of TWF's Board of Directors and the Manager, the Investment Advisor will provide a continuous investment program for assets of the Fund under its supervision, including investment research and management with respect to all securities and investments and cash and cash equivalents. The Investment Advisor will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Investment Advisor will provide the services under this Agreement in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus. The Investment Advisor further agrees that it:

         (a) will conform with all applicable Rules and Regulations of the SEC and will, in addition, conduct its activities under this Agreement in accordance with regulations of any other Federal and State agencies which may now or it the future have jurisdiction over its activities;

          (b) will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers or dealers, the Investment Advisor will attempt to obtain the best net price and the most favorable execution of its orders. Consistant with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Investment Advisor may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Fund with research advice and other services, or who sell Fund shares. In no instance will portfolio securities be purchased from or sold to the Investment Advisor or any affiliated person of the Investment Advisor as principal. Notwithstanding the foregoing sentence, the Investment Advisor may arrange for the execution of brokered transactions through an affiliated broker dealer in conformity with policies and procedures for such purpose if, when, and as established by the Board of TWF;

     (c) will provide, at its own cost, all office space and facilities necessary to furnish the foregoing services to the Fund.

         6. It is expressly understood and agreed that the services to be rendered by the Investment Advisor to the Manager under the provisions of this Agreement are not to be deemed exclusive, and the Investment Advisor shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby, and provided further that the services to be rendered by the Investment Advisor to the Manager under this Agreement and the compensation provided for in Paragraph 2 hereof shall be limited solely to services with reference to the Fund.

         7. The Manager agrees that it will furnish currently to the Investment Advisor all information reasonably necessary to permit the Investment Advisor to give the advice called for under this Agreement and such information with reference to the Fund that is reasonably necessary to permit the Investment Advisor to carry out its responsibilities under this Agreement, and the parties agreed that they will from time to time consult and make appropriate arrangements as to specific information that is required under this paragraph and frequency and manner with which it shall be supplied.

         8. The Investment Advisor shall not be liable for any error of judgement or mistake at law or for any loss suffered by the Manager or the Fund in connection with any matters to which this Agreement relates except that nothing herein contained shall be construed to protect the Investment Advisor against any liability by reason of willful misfeasance, bad faith, or gross negligence in the performance of duties or by reckless disregard of its obligations or duties under this Agreement.

         9. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Maryland.

         10. Any notice to be given hereunder may be given by personal notification or by first class mail, postage prepaid, to the party specified at the address stated below:

         a.        To the Manager at:

                           Virginia Management Investment Corporation
                           Post Office Box 8535
                           Richmond, Virginia 23226-0535

         b.        To the Investment Advisor:

                           The London Company of Virginia
                           Riverfront Plaza, West Tower
                           901 East Byrd Street
                           Richmond, Virginia 23219

         c.        To the Fund:

                           1500 Forest Ave., Suite 223
                           Richmond, Virginia 23229

























   IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.



                  VIRGINIA MANAGEMENT INVESTMENT CORPORATION

                           BY: ________________________
                                Franklin A. Trice, III
                                President



                   THE LONDON COMPANY OF VIRGINIA

                           BY: _________________________
                                Stephen Goddard
                                 President



         Solely for the purpose of evidencing the approval of the effectiveness of this Agreement by the Fund in accordance with Section 15 of the Investment Company Act of 1940, as amended, the Fund has caused this instrument to be executed by the officer designated below as of the day and year first above written.


                           THE WORLD FUNDS, INC.



                           BY:
                           John Pasco, III
                           Chairman

                                               DISTRIBUTION AGREEMENT



         DISTRIBUTION AGREEMENT, made this day of , 1998, by and between The World Funds, Inc. a Maryland corporation (the "Fund") and First Dominion Capital Corporation ("FDCC"), a Virginia corporation.

         WITNESSETH:

1.       DISTRIBUTION SERVICES

         The Fund hereby engages FDCC as national distributor to assist the Fund in promoting the sale and distribution to investors of shares of common stock of each series of the Fund ("Shares"). In connection therewith, FDCC shall (i) promote the sale of shares, (ii) act as principal underwriter of shares of various series of the Fund, (iii) otherwise assist the Fund in the distribution of shares directly to investors through dealers or otherwise. For this purpose the Fund agrees to offer shares for sale at all times when, and in such places as, such shares are to be made available for sale and may lawfully be offered for sale and sold. As and when necessary in connection therewith FDCC may act as principal or agent for the sale of such shares.

2.       SALE OF FUND SHARES

         Such shares are to be sold only on the following terms:

(a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Fund. Any offer or sale shall be conclusively presumed to have been accepted by the Fund if the Fund shall fail to notify FDCC of the rejection of such offer or sale prior to the computation of the net asset value of the Fund's shares next following receipt by the Fund of notice of such offer or sale.

(b) No share of the Fund shall be sold for any consideration other than cash or, except in instances otherwise provided for by the Fund's currently effective Prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Fund's currently effective Prospectus. No shares may be sold for less than the net asset value thereof.

3.       REGISTRATION OF SHARES

         The Fund agrees to make prompt and reasonable efforts to effect and to keep in effect the registration or qualification of its shares for sale in such jurisdictions as the Fund may designate. FDCC may serve as dealer of record to assist the Fund in connection with any such registration or qualification. The Fund acknowledges that FDCC may incur expenses in connection with assisting in the registration or qualification of Fund shares which are sold at net asset value and the Fund will pay or reimburse expenses of FDCC which are incurred in connection with such registration or qualification.

4.       INFORMATION TO BE FURNISHED TO FDCC

         The Fund agrees that it will furnish FDCC with such information with respect to the affairs and accounts of the Fund as FDCC may from time to time reasonably require, and further agrees that FDCC, at all reasonable times, shall be permitted to inspect the books and records of the Fund.

5.       ALLOCATION OF EXPENSES

         During the period of this contract, the Fund shall pay or cause to be paid all expenses, costs, and fees incurred by the Fund which are not assumed by FDCC or any investment manager or investment advisor to the Fund. FDCC shall pay advertising and promotional expenses incurred by FDCC in connection with the distribution of the Fund's shares which are sold subject to the imposition of a sales charge including paying for prospectuses for delivery to prospective shareholders.

6.       COMPENSATION TO FDCC

         It is understood and agreed by the parties hereto that FDCC will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

7.       LIMITATION OF FDCC'S AUTHORITY

         FDCC shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Fund. In the performance of its duties hereunder, FDCC may solicit and enter into selling dealer agreements with other broker-dealers in a form approved by the Fund. Such selling dealer agreements shall provide for the sale of shares of the Fund (or any series of the Fund) on terms consistent with the registration statement of the Fund as then if effect. Unless otherwise provided in a selling dealer agreement, any selling dealer agreement of FDCC in effect as of the date of this agreement shall be deemed to continue hereunder upon delivery to the selling dealer of any amendment required by the terms of the Fund's action eliminating the sales load on sales of affected Fund shares.

8.       SUBSCRIPTION FOR SHARES - REFUND FOR CANCELED ORDERS

         If FDCC elects to act as a principal, and not as agent, for a sale of Fund shares, FDCC shall subscribe for the shares of the Fund only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. Whether acting as principal or agent, in the event that an order for the purchase of shares of the Fund is placed with FDCC by a customer or dealer and subsequently canceled, FDCC shall forthwith cancel the subscription for such shares entered on the books of the Fund, and, if FDCC has paid the Fund for such shares, shall be entitled to receive from the Fund in refund of such payments the lesser of:

(a)      the consideration received by the Fund for said shares; or

(b) the net asset value of such shares at the time of cancellation by FDCC.

9.       INDEMNIFICATION OF THE FUND

         FDCC agrees to indemnify the Fund against any and all litigation and other legal proceedings of any kind or nature and against any liability, judgment, cost, or penalty imposed as a result of such litigation or proceedings in any way arising out of or in connection with the sale or distribution of the shares of the Fund by FDCC. In the event of the threat or institution of any such litigation or legal proceedings against the Fund, FDCC shall defend such action on behalf of the Fund at its own expense, and shall pay any such liability, judgment, cost, or penalty resulting therefrom, whether imposed by legal authority on agreed upon by way of compromise and settlement; provided, however, FDCC shall not be required to pay or reimburse the Fund for any liability, judgment, cost, or penalty incurred as a result of information supplied by, or as the result of the omission to supply information by, the Fund to FDCC or to FDCC by a director, officer, or employee of the Fund who is not an interested person of FDCC, unless the information so supplied or omitted was available to FDCC or the Fund's investment adviser without recourse to the Fund or any such person referred to above.

10.      FREEDOM TO DEAL WITH THIRD PARTIES

         FDCC shall be free to render to others services of a nature either similar to or different from those rendered under this contract, except such as may impair its performance of the services and duties to be rendered by it hereunder.

11.      EFFECTIVE DATE, DURATION AND TERMINATION OF AGREEMENT

         The effective date of this Agreement shall be the date first set forth above. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Fund (or of any series of the Fund) shall mean the vote of 67% or more of the securities of the Fund (or of any affected series of the Fund) if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of the securities of the Fund (or an affected series of the Fund) whichever is the lesser.

         Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect from year to year but only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund, including the specific approval of a majority of the directors who are not interested person of FDCC as defined by the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a majority of the outstanding voting securities of the Fund or an affected series of the Fund.

         This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund, or by FDCC, upon 60 days' written notice to the other party.

         This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the Investment Company Act of 1940, as amended).

12.      AMENDMENTS TO AGREEMENT

         No material amendment to this Agreement shall be effective until approved by FDCC and by the affirmative vote of a majority of the Board of Directors of the Fund (including a majority of the directors who are not interested persons of FDCC or any affiliate of FDCC).

13.      NOTICES

         Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

         IN WITNESS WHEREOF, the Fund and FDCC have caused this Agreement to be executed by their duly authorized officers affixed hereto all as of the day and year first above written.



                                               THE WORLD FUNDS, INC.


                                               By
                                               John Pasco, III
                                               Chairman


Attested by








                                            FIRST DOMINION CAPITAL CORP.



                                             By
                                             John Pasco, III
                                             President



Attested by

                                                     SCHEDULE A



         FDCC shall receive, as compensation for its services pursuant to this Distribution Agreement:

(a) With respect to any shares of the Fund sold subject to a sales charge, FDCC shall be entitled to retain the underwriter's portion of the sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective Prospectus and as otherwise provided in the Fund's registration statement.

(b) With respect to sales of shares of the Fund sold subject to a sales charge for which FDCC is the selling dealer, FDCC shall retain the dealer's sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective Prospectus and as otherwise provided in the Fund's registration statement.

(c) With respect to any shares of the Fund sold at net asset value (without a sales charge), FDCC shall receive from the Fund reimbursement at the rate of $30 per hour for the cost of personnel involved with assistance in the promotion of sale of such shares and for out-of-pocket costs incurred by FDCC.

                                                CUSTODIAN AGREEMENT
         THIS AGREEMENT, dated as of this ______ day of ______________, 1998, between THE WORLD FUNDS, INC., an open-end management investment company incorporated in Maryland and registered with the Commission under the 1940 Act (the Fund), on behalf of each of the series listed on the attached Appendix A as the same may from time to time be updated (each a Series), and BROWN BROTHERS HARRIMAN & CO., a limited partnership formed under the laws of the State of New York (BBH&Co. or the Custodian),

     W I T N E S S E T H: WHEREAS, the Fund wishes to employ BBH&Co. to act as custodian for the Fund and to provide related services, all as provided herein, and BBH&Co. is willing to accept such employment, subject to the terms and conditions herein set forth;

     NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, the Fund and BBH&Co. hereby agree, as follows:

1. Appointment of Custodian. The Fund hereby appoints BBH&Co. as the Fund's custodian, and BBH&Co. hereby accepts such appointment. All Investments of the Fund delivered to the Custodian or its agents or Subcustodians shall be dealt with as provided in this Agreement. The duties of the Custodian with respect to the Fund's Investments shall be only as set forth expressly in this Agreement which duties are generally comprised of safekeeping and various administrative duties that will be performed in accordance with Instructions and as reasonably required to effect Instructions.

     2. Representations, Warranties and Covenants of the Fund. The Fund hereby represents, warrants and covenants each of the following:

                    2.1 This Agreement has been, and at the time of delivery of each Instruction such Instruction will have been, duly authorized, executed and delivered by the Fund. This Agreement does not violate any Applicable Law or conflict with or constitute a default under the Fund's prospectus or other organic document, agreement, judgment, order or decree to which the Fund is a party or by which it or its Investments is bound.

                   2.2 By providing an Instruction with respect to the first acquisition of an Investment in a jurisdiction other than the United States of America, the Fund shall be deemed to have confirmed to the Custodian that the Fund has (a) assessed and accepted all material Country or Sovereign Risks and accepted responsibility for their occurrence, (b) made all determinations required to be made by the Fund under the 1940 Act, and (iii) appropriately and adequately disclosed to its shareholders, other investors and all persons who have rights in or to such Investments, all material investment risks, including those relating to the custody and settlement infrastructure or the servicing of securities in such jurisdictions.

                    2.3 The Fund shall safeguard and shall solely be responsible for the safekeeping of any testkeys, identification codes, passwords, other security devices or statements of account with which the Custodian provides it. In furtherance and not limitation of the foregoing, in the event the Fund utilizes any on-line service offered by the Custodian, the Fund and the Custodian shall be fully responsible for the security of its respective connecting terminal, access thereto and the proper and authorized use thereof and the initiation and application of continuing effective safeguards in respect thereof.

     3. Representation and Warranty of BBH&Co. BBH&Co. hereby represents and warrants that this Agreement has been duly authorized, executed and delivered by BBH&Co. and does not and will not violate any Applicable Law or conflict with or constitute a default under BBH&Co.'s limited partnership agreement or any agreement, instrument, judgment, order or decree to which BBH&Co. is a party or by which it is bound.

4. Instructions. Unless otherwise explicitly indicated herein, the Custodian shall perform its duties pursuant to Instructions. As used herein, the term Instruction shall mean a directive initiated by the Fund, acting directly or through its board of directors, officers or other Authorized Persons, which directive shall conform to the requirements of this Section 4.

         4.1 Authorized Persons. For purposes hereof, an Authorized Person shall be a person or entity authorized to give Instructions for or on behalf of the Fund by written notices to the Custodian or otherwise in accordance with procedures delivered to and acknowledged by the Custodian, including without limitation the Fund's Investment Adviser or Foreign Custody Manager. The
Custodian may treat any Authorized Person as having full authority of the Fund to issue Instructions hereunder unless the notice of authorization contains explicit limitations as to said authority. The Custodian shall be entitled to rely upon the authority of Authorized Persons until it receives appropriate written notice from the Fund to the contrary.

         4.2 Form of Instruction. Each Instruction shall be transmitted by such secured or authenticated electro-mechanical means as the Custodian shall make available to the Fund from time to time unless the Fund shall elect to transmit such Instruction in accordance with Subsections 4.2.1 through 4.2.3 of this Section.

                 4.2.1 Fund Designated Secured-Transmission Method. Instructions may be transmitted through a secured or tested electro-mechanical means identified by the Fund or by an Authorized Person entitled to give Instruction and acknowledged and accepted by the Custodian; it being understood that such acknowledgment shall authorize the Custodian to receive and process Instructions received by such means of delivery but shall not represent a judgment by the Custodian as to the reasonableness or security of the method determined by the Authorized Person.

                 4.2.2 Written Instructions. Instructions may be transmitted in a writing that bears the manual signature of Authorized Persons.

                 4.2.3 Other Forms of Instruction. Instructions may also be transmitted by another means determined by the Fund or Authorized Persons and acknowledged and accepted by the Custodian (subject to the same limits as to acknowledgements as is contained in Subsection 4.2.1, above) including Instructions given orally or by SWIFT, telex or telefax (whether tested or untested).

When an Instruction is given by means established under Subsections 4.2.1 through 4.2.3, it shall be the responsibility of the Custodian to use reasonable care to adhere to any security or other procedures established in writing between the Custodian and the Authorized Person with respect to such means of Instruction, but such Authorized Person shall be solely responsible for determining that the particular means chosen is reasonable under the circumstances. Oral Instructions shall be binding upon the Custodian only if and when the Custodian takes action with respect thereto. With respect to telefax instructions, the parties agree and acknowledge that receipt of legible instructions cannot be assured, that the Custodian cannot verify that authorized signatures on telefax instructions are original or properly affixed, and that the Custodian shall not be liable for losses or expenses incurred through actions taken in reliance on inaccurately stated, illegible or unauthorized telefax instructions. The provisions of Section 4A of the Uniform Commercial Code shall apply to funds transfers performed in accordance with Instructions. In the event that a Funds Transfer Services Agreement is executed between the Fund or and Authorized Person and the Custodian, such an agreement shall comprise a designation of form of a means of delivering Instructions for purposes of this Section 4.2.

     ` 4.3 Completeness and Contents of Instructions. The Authorized Person shall be responsible for assuring the adequacy and accuracy of Instructions. Particularly, upon any acquisition or disposition or other dealing in the Fund's Investments and upon any delivery and transfer of any Investment or moneys, the person initiating such Instruction shall give the Custodian an Instruction with appropriate detail, including, without limitation:

                  4.3.1 The transaction date and the date and location of settlement;

                  4.3.2  The specification of the type of transaction;

                  4.3.4 A description of the Investments or moneys in question, including, as appropriate, quantity, price per unit, amount of money to be received or delivered and currency information. Where an Instruction is communicated by electronic means, or otherwise where an Instruction contains an identifying number such as a CUSIP, SEDOL or ISIN number, the Custodian shall be entitled to rely on such number as controlling notwithstanding any inconsistency contained in such Instruction, particularly with respect to Investment description;

                  4.3.5 The name of the broker or similar entity concerned with execution of the transaction.

If the Custodian shall determine that an Instruction is either unclear or incomplete, the Custodian may give prompt notice of such determination to the Fund, and the Fund shall thereupon amend or otherwise reform such Instruction. In such event, the Custodian shall have no obligation to take any action in response to the Instruction initially delivered until the redelivery of an amended or reformed Instruction

         4.4 Timeliness of Instructions. In giving an Instruction, the Fund shall take into consideration delays which may occur due to the involvement of a Subcustodian or agent, differences in time zones, and other factors particular to a given market, exchange or issuer. When the Custodian has established specific timing requirements or deadlines with respect to particular classes of Instruction, or when an Instruction is received by the Custodian at such a time that it could not reasonably be expected to have acted on such instruction due to time zone differences or other factors beyond its reasonable control, the execution of any Instruction received by the Custodian after such deadline or at such time (including any modification or revocation of a previous Instruction) shall be at the risk of the Fund.

 5. Safekeeping of Fund Assets. The Custodian shall hold Investments delivered to it or Subcustodians for the Fund in accordance with the provisions of this Section. The Custodian shall not be responsible for (a) the safekeeping of Investments not delivered or that are not caused to be issued to it or its Subcustodians; or, (b) pre-existing faults or defects in Investments that are delivered to the Custodian, or its Subcustodians. The Custodian is hereby authorized to hold with itself or a Subcustodian, and to record in one or more accounts, all Investments delivered to and accepted by the Custodian, any Subcustodian or their respective agents pursuant to an Instruction or in consequence of any corporate action. The Custodian shall hold Investments for the account of the Fund and shall segregate Investments from assets belonging to the Custodian and shall cause its Subcustodians to segregate Investments from assets belonging to the Subcustodian in an account held for the Fund or in an account maintained by the Subcustodian generally for non-proprietary assets of the Custodian.

         5.1 Use of Securities Depositories. The Custodian may deposit and maintain Investments in any Securities Depository, either directly or through one or more Subcustodians appointed by the Custodian. Investments held in a Securities Depository shall be held (a) subject to the agreement, rules, statement of terms and conditions or other document or conditions effective between the Securities Depository and the Custodian or the Subcustodian, as the case may be, and (b) in an account for the Fund or in bulk segregation in an account maintained for the non-proprietary assets of the entity holding such Investments in the Depository. If market practice or the rules and regulations of the Securities Depository prevent the Custodian, the Subcustodian or (any agent of either) from holding its client assets in such a separate account, the Custodian, the Subcustodian or other agent shall as appropriate segregate such Investments for benefit of the Fund or for benefit of clients of the Custodian generally on its own books.

         5.2 Certificated Assets. Investments which are certificated may be held in registered or bearer form: (a) in the Custodian's vault; (b) in the vault of a Subcustodian or agent of the Custodian or a Subcustodian; or (c) in an account maintained by the Custodian, Subcustodian or agent at a Securities Depository; all in accordance with customary market practice in the jurisdiction in which any Investments are held.

         5.3 Registered Assets. Investments which are registered may be registered in the name of the Custodian, a Subcustodian, or in the name of the Fund or a nominee for any of the foregoing, and may be held in any manner set forth in paragraph 5.2 above with or without any identification of fiduciary capacity in such registration.

         5.4 Book Entry Assets. Investments which are represented by book -entry may be so held in an account maintained by the Book-Entry Agent on behalf of the Custodian, a Subcustodian or another agent of the Custodian, or a Securities Depository.

         5.5 Replacement of Lost Investments. In the event of a loss of Investments for which the Custodian is responsible under the terms of this Agreement, the Custodian shall replace such Investment, or in the event that such replacement cannot be effected, the Custodian shall pay to the Fund the fair market value of such Investment based on the last available price as of the close of business in the relevant market on the date that a claim was first made to the Custodian with respect to such loss, or, if less, such other amount as shall be agreed by the parties as the date for settlement.

6. Administrative Duties of the Custodian. The Custodian shall perform the following administrative duties with respect to Investments of the Fund.

         6.1 Purchase of Investments. Pursuant to Instruction, Investments purchased for the account of the Fund shall be paid for (a) against delivery thereof to the Custodian or a Subcustodian, as the case may be, either directly or through a Clearing Corporation or a Securities Depository (in accordance with the rules of such Securities Depository or such Clearing Corporation), or (b) otherwise in accordance with an Instruction, Applicable Law, generally accepted trade practices, or the terms of the instrument representing such Investment.

        6.2 Sale of Investments. Pursuant to Instruction, Investments sold for the account of the Fund shall be delivered (a) against payment therefor in cash, by check or by bank wire transfer, (b) by credit to the account of the Custodian or the applicable Subcustodian, as the case may be, with a Clearing Corporation or a Securities Depository (in accordance with the rules of such Securities Depository or such Clearing Corporation), or (c) otherwise in accordance with an Instruction, Applicable Law, generally accepted trade practices, or the terms of the instrument representing such Investment.

         6.3 Delivery in Connection with Borrowings of the Fund or other Collateral and Margin Requirements. Pursuant to Instruction, the Custodian may deliver Investments or cash of the Fund in connection with borrowings and other collateral and margin requirements.

         6.4 Futures and Options. If, pursuant to an Instruction, the Custodian shall become a party to an agreement with the Fund and a futures commission merchant regarding margin (Tri-Party Agreement), the Custodian shall (a) receive and retain, to the extent the same are provided to the Custodian, confirmations or other documents evidencing the purchase or sale by the Fund of exchange-traded futures contracts and commodity options, (b) when required by such Tri-Party Agreement, deposit and maintain in an account opened pursuant to such Agreement (Margin Account), segregated either physically or by book-entry in a Securities Depository for the benefit of any futures commission merchant, such Investments as the Fund shall have designated as initial, maintenance or variation "margin" deposits or other collateral intended to secure the Fund's performance of its obligations under the terms of any exchange-traded futures contracts and commodity options; and (c) thereafter pay, release or transfer Investments into or out of the margin account in accordance with the provisions of the such Agreement. Alternatively, the Custodian may deliver Investments, in accordance with an Instruction, to a futures commission merchant for purposes of margin requirements in accordance with Rule 17f-6 under the 1940 Act. The Custodian shall in no event be responsible for the acts and omissions of any futures commission merchant to whom Investments are delivered pursuant to this Section; for the sufficiency of Investments held in any Margin Account; or, for the performance of any terms of any exchange-traded futures contracts and commodity options.

         6.5 Contractual Obligations and Similar Investments. From time to time, the Fund's Investments may include Investments that are not ownership interests as may be represented by certificate (whether registered or bearer), by entry in a Securities Depository or by book entry agent, registrar or similar agent for recording ownership interests in the relevant Investment. If the Fund shall at any time acquire such Investments, including without limitation deposit obligations, loan participations, repurchase agreements and derivative arrangements, the Custodian shall (a) receive and retain, to the extent the same are provided to the Custodian, confirmations or other documents evidencing the arrangement; and (b) perform on the Fund's account in accordance with the terms of the applicable arrangement, but only to the extent directed to do so by Instruction. The Custodian shall have no responsibility for agreements running to the Fund as to which it is not a party other than to retain, to the extent the same are provided to the Custodian, documents or copies of documents evidencing the arrangement and, in accordance with Instruction, to include such arrangements in reports made to the Fund.

         6.6 Exchange of Securities. Unless otherwise directed by Instruction, the Custodian shall: (a) exchange securities held for the account of the Fund for other securities in connection with any reorganization, recapitalization, conversion, split-up, change of par value of shares or similar event, and (b) deposit any such securities in accordance with the terms of any reorganization or protective plan.

         6.7 Surrender of Securities. Unless otherwise directed by Instruction, the Custodian may surrender securities: (a) in temporary form for definitive securities; (b) for transfer into the name of an entity allowable under Section 5.3; and (c) for a different number of certificates or instruments representing the same number of shares or the same principal amount of indebtedness.

         6.8 Rights, Warrants, Etc. Pursuant to Instruction, the Custodian shall
(a) deliver warrants, puts, calls, rights or similar securities to the issuer or trustee thereof, or to any agent of such issuer or trustee, for purposes of exercising such rights or selling such securities, and (b) deposit securities in response to any invitation for the tender thereof.

         6.9 Mandatory Corporate Actions. Unless otherwise directed by Instruction, the Custodian shall: (a) comply with the terms of all mandatory or compulsory exchanges, calls, tenders, redemptions or similar rights of securities ownership affecting securities held on the Fund's account and promptly notify the Fund of such action, and (b) collect all stock dividends, rights and other items of like nature with respect to such securities.

         6.10 Income Collection. Unless otherwise directed by Instruction, the Custodian shall collect any amount due and payable to the Fund with respect to Investments and promptly credit the amount collected to a Principal or Agency Account; provided, however, that the Custodian shall not be responsible for: (a) the collection of amounts due and payable with respect to Investments that are in default, or (b) the collection of cash or share entitlements with respect to Investments that are not registered in the name of the Custodian or its Subcustodians. The Custodian is hereby authorized to endorse and deliver any instrument required to be so endorsed and delivered to effect collection of any amount due and payable to the Fund with respect to Investments.

         6.11 Ownership Certificates and Disclosure of the Fund's Interest. The Custodian is hereby authorized to execute on behalf of the Fund ownership certificates, affidavits or other disclosure required under Applicable Law or established market practice in connection with the receipt of income, capital gains or other payments by the Fund with respect to Investments, or in connection with the sale, purchase or ownership of Investments.

         6.12 Proxy Materials. The Custodian shall deliver, or cause to be delivered, to the Fund proxy forms, notices of meeting, and any other notices or announcements materially affecting or relating to Investments received by the Custodian or any nominee.

         6.13. Taxes. The Custodian shall, where applicable, assist the Fund in the reclamation of taxes withheld on dividends and interest payments received by the Fund. In the performance of its duties with respect to tax withholding and reclamation, the Custodian shall be entitled to rely on the advice of counsel and upon information and advice regarding the Fund's tax status that is received from or on behalf of the Fund without duty of separate inquiry.

         6.14 Other Dealings. The Custodian shall otherwise act as directed by Instruction, including without limitation effecting the free payments of moneys or the free delivery of securities, provided that such Instruction shall indicate the purpose of such payment or delivery and that the Custodian shall record the party to whom such payment or delivery is made.

         The Custodian shall attend to all nondiscretionary details in connection with the sale or purchase or other administration of Investments, except as otherwise directed by an Instruction, and may make payments to itself or others for minor expenses of administering Investments under this Agreement; provided that the Fund shall have the right to request an accounting with respect to such expenses.

         In fulfilling the duties set forth in Sections 6.6 through 6.10 above, the Custodian shall provide to the Fund all material information pertaining to a corporate action which the Custodian actually receives; provided that the Custodian shall not be responsible for the completeness or accuracy of such information. Any advance credit of cash or shares expected to be received as a result of any corporate action shall be subject to actual collection and may, when the Custodian deems collection unlikely, be reversed by the Custodian.

         The Custodian may at any time or times in its discretion appoint (and may at any time remove) agents (other than Subcustodians) to carry out some or all of the administrative provisions of this Agreement (Agents), provided, however, that the appointment of such agent shall not relieve the Custodian of its administrative obligations under this Agreement. 7. Cash Accounts, Deposits and Money Movements. Subject to the terms and conditions set forth in this
Section 7, the Fund hereby authorizes the Custodian to open and maintain, with itself or with Subcustodians, cash accounts in United States Dollars, in such other currencies as are the currencies of the countries in which the Fund maintains Investments or in such other currencies as the Fund shall from time to time request by Instruction.

         7.1 Types of Cash Accounts. Cash accounts opened on the books of the Custodian (Principal Accounts) shall be opened in the name of the Fund. Such accounts collectively shall be a deposit obligation of the Custodian and shall be subject to the terms of this Section 7 and the general liability provisions contained in Section 9. Cash accounts opened on the books of a Subcustodian may be opened in the name of the Fund or the Custodian or in the name of the Custodian for its customers generally (Agency Accounts). Such deposits shall be obligations of the Subcustodian and shall be treated as an Investment of the Fund. Accordingly, the Custodian shall be responsible for exercising reasonable care in the administration of such accounts but shall not be liable for their repayment in the event such Subcustodian, by reason of its bankruptcy, insolvency or otherwise, fails to make repayment.

         7.2 Payments and Credits with Respect to the Cash Accounts. The Custodian shall make payments from or deposits to any of said accounts in the course of carrying out its administrative duties, including but not limited to income collection with respect to the Fund's Investments, and otherwise in accordance with Instructions. The Custodian and its Subcustodians shall be required to credit amounts to the cash accounts only when moneys are actually received in cleared funds in accordance with banking practice in the country and currency of deposit. Any credit made to any Principal or Agency Account before actual receipt of cleared funds shall be provisional and may be reversed by the Custodian in the event such payment is not actually collected. Unless otherwise specifically agreed in writing by the Custodian or any Subcustodian, all deposits shall be payable only at the branch of the Custodian or Subcustodian where the deposit is made or carried.

         7.3 Currency and Related Risks. The Fund bears risks of holding or transacting in any currency. The Custodian shall not be liable for any loss or damage arising from the applicability of any law or regulation now or hereafter in effect, or from the occurrence of any event, which may delay or affect the transferability, convertibility or availability of any currency in the country
(a) in which such Principal or Agency Accounts are maintained or (b) in which such currency is issued, and in no event shall the Custodian be obligated to make payment of a deposit denominated in a currency during the period during which its transferability, convertibility or availability has been affected by any such law, regulation or event. Without limiting the generality of the foregoing, neither the Custodian nor any Subcustodian shall be required to repay any deposit made at a foreign branch of either the Custodian or Subcustodian if such branch cannot repay the deposit due to a cause for which the Custodian would not be responsible in accordance with the terms of Section 9 of this Agreement unless the Custodian or such Subcustodian expressly agrees in writing to repay the deposit under such circumstances. All currency transactions in any account opened pursuant to this Agreement are subject to exchange control regulations of the United States and of the country where such currency is the lawful currency or where the account is maintained. Any taxes, costs, charges or fees imposed on the convertibility of a currency held by the Fund shall be for the account of the Fund.

     7.4 Foreign Exchange Transactions. The Custodian shall, subject to the terms of this Section, settle foreign exchange transactions (including contracts, futures, options and options on futures) on behalf and for the account of the Fund with such currency brokers or banking institutions, including Subcustodians, as the Fund may direct pursuant to Instructions. The Custodian may act as principal in any foreign exchange transaction with the Fund in accordance with Section 7.4.2 of this Agreement. The obligations of the Custodian in respect of all foreign exchange transactions (whether or not the Custodian shall act as principal in such transaction) shall be contingent on the free, unencumbered transferability of the currency transacted on the actual settlement date of the transaction.

                           7.4.1 Third Party Foreign Exchange Transactions.  The
                  Custodian shall process foreign exchange transactions (including without limitation contracts, futures, options, and options on futures), where any third party acts as principal counterparty to the Fund on the same basis it performs duties as agent for the Fund with respect to any other of the Fund's Investments. Accordingly the Custodian shall only be responsible for delivering or receiving currency on behalf of the Fund in respect of such contracts pursuant to Instructions. The Custodian shall not be responsible for the failure of any counterparty (including any Subcustodian) in such agency transaction to perform its obligations thereunder. The Custodian (a) shall transmit cash and Instructions to and from the currency broker or banking institution with which a foreign exchange contract or option has been executed pursuant hereto, (b) may make free outgoing payments of cash in the form of United States Dollars or foreign currency without receiving confirmation of a foreign exchange contract or option or confirmation that the countervalue currency completing the foreign exchange contract has been delivered or received or that the option has been delivered or received, and (c) shall hold all confirmations, certificates and other documents and agreements received by the Custodian and evidencing or relating to such foreign exchange transactions in safekeeping. The Fund accepts full responsibility for its use of third-party foreign exchange dealers and for execution of said foreign exchange contracts and options and understands that the Fund shall be responsible for any and all costs and interest charges which may be incurred by the Fund or the Custodian as a result of the failure or delay of third parties to deliver foreign exchange.

                           7.4.2 Foreign Exchange with the Custodian as Principal. The Custodian may undertake foreign exchange transactions with the Fund as principal as the Custodian and the Fund may agree from time to time. In such event, the foreign exchange transaction will be performed in accordance with the particular agreement of the parties, or in the event a principal foreign exchange transaction is initiated by
                  Instruction  in  the  absence  of  specific  agreement,   such
                  transaction will be performed in accordance with the usual commercial terms of the Custodian.

         7.5 Delays. If no event of Force Majeure shall have occurred and be continuing and in the event that a delay shall have been caused by the negligence or willful misconduct of the Custodian in carrying out an Instruction to credit or transfer cash, the Custodian shall be liable to the Fund: (a) with respect to Principal Accounts, for interest to be calculated at the rate customarily paid on such deposit and currency by the Custodian on overnight deposits at the time the delay occurs for the period from the day when the transfer should have been effected until the day it is in fact effected; and,
(b) with respect to Agency Accounts, for interest to be calculated at the rate customarily paid on such deposit and currency by the Subcustodian on overnight deposits at the time the delay occurs for the period from the day when the transfer should have been effected until the day it is in fact effected. The Custodian shall not be liable for delays in carrying out such Instructions to transfer cash which are not due to the Custodian's own negligence or willful misconduct.

         7.6 Advances. If, for any reason in the conduct of its safekeeping duties pursuant to Section 5 hereof or its administration of the Fund's assets pursuant to Section 6 hereof, the Custodian or any Subcustodian advances monies to facilitate settlement or otherwise for benefit of the Fund (whether or not any Principal or Agency Account shall be overdrawn either during, or at the end of, any Business Day), the Fund hereby does:

         7.6.1 acknowledge that the Fund shall have no right or title to any Investments purchased with such Advance save a right to receive such Investments upon: (a) the debit of the Principal or Agency Account; or,
         (b) if such debit would produce an overdraft in such account, other reimbursement of the associated Advance;

         7.6.2  grant to the Custodian a security interest in all Investments;
         and,

         7.6.3 agree that the Custodian may secure the resulting Advance by perfecting a security interest in all Investments under Applicable Law.

Neither the Custodian nor any Subcustodian shall be obligated to advance monies to the Fund, and in the event that such Advance occurs, any transaction giving rise to an Advance shall be for the account and risk of the Fund and shall not be deemed to be a transaction undertaken by the Custodian for its own account and risk. If such Advance shall have been made by a Subcustodian or any other person, the Custodian may assign the security interest and any other rights granted to the Custodian hereunder to such Subcustodian or other person. If the Fund shall fail to repay when due the principal balance of an Advance and accrued and unpaid interest thereon, the Custodian or its assignee, as the case may be, shall be entitled to utilize the available cash balance in any Agency or Principal Account and to dispose of any Investments to the extent necessary to recover payment of all principal of, and interest on, such Advance in full. The Custodian may assign any rights it has hereunder to a Subcustodian or third party. Any security interest in Investments taken hereunder shall be treated as financial assets credited to securities accounts under Articles 8 and 9 of the Uniform Commercial Code as currently in effect in New York. Accordingly, the Custodian shall have the rights and benefits of a secured creditor that is a securities intermediary under such Articles 8 and 9.

          7.7 Integrated Account. For purposes hereof, deposits maintained in all Principal Accounts (whether or not denominated in United States Dollars) shall collectively constitute a single and indivisible current account with respect to the Fund's obligations to the Custodian, or its assignee, and balances in such Principal Accounts shall be available for satisfaction of the Fund's obligations under this Section 7. The Custodian shall further have a right of offset against the balances in any Agency Account maintained hereunder to the extent that the aggregate of all Principal Accounts is overdrawn.

8. Subcustodians and Securities Depositories. Subject to the provisions hereinafter set forth in this Section 8, the Fund hereby authorizes the Custodian to utilize Securities Depositories to act on behalf of the Fund and to appoint from time to time and to utilize Subcustodians. With respect to securities and funds held by a Subcustodian, either directly or indirectly (including by a Securities Depository or Clearing Corporation), notwithstanding any provisions of this Agreement to the contrary, payment for securities purchased and delivery of securities sold may be made prior to receipt of securities or payment, respectively, and securities or payment may be received in a form, in accordance with (a) governmental regulations, (b) rules of Securities Depositories and clearing agencies, (c) generally accepted trade practice in the applicable local market, (d) the terms and characteristics of the particular Investment, or (e) the terms of Instructions.

         8.1 Domestic Subcustodians and Securities Depositories. The Custodian may deposit and/or maintain, either directly or through one or more agents appointed by the Custodian, Investments of the Fund in any Securities Depository in the United States, including The Depository Trust Company, provided such Depository meets applicable requirements of the Federal Reserve Bank or of the Securities and Exchange Commission. The Custodian may, at any time and from time to time, appoint any bank as defined in Section 2(a)(5) of the 1940 Act meeting the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act on behalf of the Fund as a Subcustodian for purposes of holding Investments of the Fund in the United States.

         8.2 Foreign Subcustodians and Securities Depositories. The Custodian may deposit and/or maintain non-U.S. Investments of the Fund in any non-U.S. Securities Depository provided such Securities Depository meets the requirements of an "eligible foreign custodian" under Rule 17f-5 promulgated under the 1940 Act, or any successor rule or regulation ("Rule 17f-5") or which by order of the Securities and Exchange Commission is exempted therefrom. Additionally, the Custodian may, at any time and from time to time, appoint (a) any bank, trust company or other entity meeting the requirements of an Eligible Foreign Custodian under Rule 17f-5 or which by order of the Securities and Exchange Commission is exempted therefrom, or (b) any bank as defined in Section 2(a)(5) of the 1940 Act meeting the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act on behalf of the Fund as a Subcustodian for purposes of holding Investments of the Fund outside the United States. Such appointment of foreign Subcustodians shall be subject to approval of the Fund in accordance with Subsections 8.2.1 and 8.2.2.

                  8.2.1 Board Approval of Foreign Subcustodians. Unless and except to the extent that review of certain matters concerning the appointment of Subcustodians shall have been delegated to the Custodian pursuant to Subsection 8.2.2, the Custodian shall, prior to the appointment of any Subcustodian for purposes of holding Investments of the Fund outside the United States, obtain written confirmation of the approval of the Board of Trustees or Directors of the Fund with respect to (a) the identity of a Subcustodian, (b) the country or countries in which, and the Securities Depositories, if any, through which, any proposed Subcustodian is authorized to hold Investments of the Fund, and (c) the Subcustodian agreement which shall govern such appointment. Each such duly approved country, Subcustodian and Securities Depository shall be listed on Appendix A attached hereto as the same may from time to time be amended.

                  8.2.2 Delegation of Board Review of Subcustodians. From time to time, the Custodian may offer to perform, and the Fund may accept to perform, that the Custodian perform certain reviews of Subcustodians and of Subcustodian Contracts as delegate of the Fund's Board. Any such duties shall be established by separate agreement.

         8.3 Responsibility for Subcustodians. Except as set forth in the following sentence, the Custodian shall be liable to the Fund for any loss or damage to the Fund caused by or resulting from the acts or omissions of any Subcustodian to the extent that such acts or omissions would be deemed to be negligence, gross negligence or willful misconduct in accordance with the terms of the relevant subcustodian agreement under the laws, circumstances and practices prevailing in the place where the act or omission occurred. In the countries indicated in Exhibit [ ] to this Agreement, the liability of the Custodian shall be subject to the additional condition that the Custodian actually recovers such loss or damage from the Subcustodian and shall be limited to the amount of such recovery.

         8.4 New Countries. The Fund shall be responsible for informing the Custodian sufficiently in advance of a proposed investment which is to be held in a country in which no Subcustodian is authorized to act in order that the Custodian shall, if it deems appropriate to do so, have sufficient time to establish a subcustodial arrangement in accordance herewith. In the event, however, the Custodian is unable to establish such arrangements prior to the time such investment is to be acquired, the Custodian is authorized to designate at its discretion a local safekeeping agent, and the use of such local safekeeping agent shall be at the sole risk of the Fund, and accordingly the Custodian shall be responsible to the Fund for the actions of such agent if and only to the extent the Custodian shall have recovered from such agent for any damages caused the Fund by such agent.

9. Responsibility of the Custodian. In performing its duties and obligations hereunder, the Custodian shall use reasonable care under the facts and circumstances prevailing in the market where performance is effected. Subject to the specific provisions of this Section, the Custodian shall be liable for any direct damage incurred by the Fund in consequence of the Custodian's negligence, bad faith or willful misconduct. In no event shall the Custodian be liable hereunder for any special, indirect, punitive or consequential damages arising out of, pursuant to or in connection with this Agreement even if the Custodian has been advised of the possibility of such damages. It is agreed that the Custodian shall have no duty to assess the risks inherent in the Fund's Investments or to provide investment advice with respect to such Investments and that the Fund as principal shall bear any risks attendant to particular Investments such as failure of counterparty or issuer.

         9.1 Limitations of Performance. The Custodian shall not be responsible under this Agreement for any failure to perform its duties, and shall not liable hereunder for any loss or damage in association with such failure to perform, for or in consequence of the following causes:

                  9.1.1 Force Majeure. Force Majeure shall mean any circumstance or event which is beyond the reasonable control of the Custodian, a Subcustodian or any agent of the Custodian or a Subcustodian and which adversely affects the performance by the Custodian of its obligations hereunder, by the Subcustodian of its obligations under its Subcustody Agreement or by any other agent of the Custodian or the Subcustodian, including any event caused by, arising out of or involving (a) an act of God, (b) accident, fire, water damage or explosion, (c) any computer, system or other equipment failure or malfunction caused by any computer virus or the malfunction or failure of any communications medium, (d) any interruption of the power supply or other utility service, (e) any strike or other work stoppage, whether partial or total, (f) any delay or disruption resulting from or reflecting the occurrence of any Sovereign Risk, (g) any disruption of, or suspension of trading in, the securities, commodities or foreign exchange markets, whether or not resulting from or reflecting the occurrence of any Sovereign Risk, (h) any encumbrance on the transferability of a currency or a currency position on the actual settlement date of a foreign exchange transaction, whether or not resulting from or reflecting the occurrence of any Sovereign Risk, or (i) any other cause similarly beyond the reasonable control of the Custodian.

                  9.1.2 Country Risk. Country Risk shall mean, with respect to the acquisition, ownership, settlement or custody of Investments in a jurisdiction, all risks relating to, or arising in consequence of, systemic and market factors affecting the acquisition, payment for or ownership of Investments including (a) the prevalence of crime and corruption, (b) the inaccuracy or unreliability of business and financial information, (c) the instability or volatility of banking and financial systems, or the absence or inadequacy of an infrastructure to support such systems, (d) custody and settlement infrastructure of the market in which such Investments are transacted and held, (e) the acts, omissions and operation of any Securities Depository, (f) the risk of the bankruptcy or insolvency of banking agents, counterparties to cash and securities transactions, registrars or transfer agents, and (g) the existence of market conditions which prevent the orderly execution or settlement of transactions or which affect the value of assets.

                  9.1.3 Sovereign Risk. Sovereign Risk shall mean, in respect of any jurisdiction, including the United States of America, where Investments is acquired or held hereunder or under a Subcustody Agreement, (a) any act of war, terrorism, riot, insurrection or civil commotion, (b) the imposition of any investment, repatriation or exchange control restrictions by any Governmental Authority, (c) the confiscation, expropriation or nationalization of any Investments by any Governmental Authority, whether de facto or de jure, (iv) any devaluation or revaluation of the currency, (d) the imposition of taxes, levies or other charges affecting Investments, (vi) any change in the Applicable Law, or (e) any other economic or political risk incurred or experienced.

         9.2. Limitations on Liability. The Custodian shall not be liable for any loss, claim, damage or other liability arising from the following causes:

                  9.2.1 Failure of Third Parties. The failure of any third party including: (a) any issuer of Investments or book-entry or other agent of any issuer; (b) any counterparty with respect to any Investment, including any issuer of exchange-traded or other futures, option, derivative or commodities contract; (c) failure of an Investment Advisor, Foreign Custody Manager or other agent of the Fund; or (d) failure of other third parties similarly beyond the control or choice of the Custodian.

                  9.2.2 Information Sources. The Custodian may rely upon information received from issuers of Investments or agents of such issuers, information received from Subcustodians and from other commercially reasonable sources such as commercial data bases and the like, but shall not be responsible for specific inaccuracies in such information, provided that the Custodian has relied upon such information in good faith, or for the failure of any commercially reasonable information provider.

                  9.2.3 Reliance on Instruction. Action by the Custodian or the Subcustodian in accordance with an Instruction, even when such action conflicts with, or is contrary to any provision of, the Fund's declaration of trust, certificate of incorporation or by-laws, Applicable Law, or actions by the trustees, directors or shareholders of the Fund.

                  9.2.4 Restricted Securities. The limitations inherent in the rights, transferability or similar investment characteristics of a given Investment of the Fund.


10.  Indemnification.  The  Fund  hereby  indemnifies  the  Custodian  and  each
Subcustodian, and their respective agents, nominees and their partners, employees, officers and directors, and agrees to hold each of them harmless from and against all claims and liabilities, including counsel fees and taxes, incurred or assessed against any of them in connection with the performance of this Agreement and any Instruction. If a Subcustodian or any other person indemnified under the preceding sentence, gives written notice of claim to the Custodian, the Custodian shall promptly give written notice to the Fund. Not more than thirty days following the date of such notice, unless the Custodian shall be liable under Section 8 hereof in respect of such claim, the Fund will pay the amount of such claim or reimburse the Custodian for any payment made by the Custodian in respect thereof.

11.      Reports and Records.  The Custodian shall:

         11.1 create and maintain records relating to the performance of its obligations under this Agreement;

         11.2 make available to the Fund, its auditors, agents and employees, during regular business hours of the Custodian, upon reasonable request and during normal business hours of the Custodian, all records maintained by the Custodian pursuant to paragraph (a) above, subject, however, to all reasonable security requirements of the Custodian then applicable to the records of its custody customers generally; and

         11.3 make available to the Fund all electronic reports; it being understood that the Custodian shall not be liable hereunder for the inaccuracy or incompleteness thereof or for errors in any information included therein.

         The Fund shall examine all records, howsoever produced or transmitted, promptly upon receipt thereof and notify the Custodian promptly of any discrepancy or error therein. Unless the Fund delivers written notice of any such discrepancy or error within a reasonable time after its receipt thereof, such records shall be deemed to be true and accurate. It is understood that the Custodian now obtains and will in the future obtain information on the value of assets from outside sources which may be utilized in certain reports made available to the Fund. The Custodian deems such sources to be reliable but it is acknowledged and agreed that the Custodian does not verify nor represent nor warrant as to the accuracy or completeness of such information and accordingly shall be without liability in selecting and using such sources and furnishing such information.

12.      Miscellaneous.
                  12.1 Proxies, etc. The Fund will promptly execute and deliver, upon request, such proxies, powers of attorney or other instruments as may be necessary or desirable for the Custodian to provide, or to cause any Subcustodian to provide, custody services.
                  12.2 Entire Agreement. Except as specifically provided herein, this Agreement constitutes the entire agreement between the Fund and the Custodian with respect to the subject matter hereof. Accordingly, this Agreement supersedes any custody agreement or other oral or written agreements heretofore in effect between the Fund and the Custodian with respect to the custody of the Fund's Investments.
                  12.3 Waiver and Amendment. No provision of this Agreement may be waived, amended or modified, and no addendum to this Agreement shall be or become effective, or be waived, amended or modified, except by an instrument in writing executed by the party against which enforcement of such waiver, amendment or modification is sought; provided, however, that an Instruction shall, whether or not such Instruction shall constitute a waiver, amendment or modification for purposes hereof, shall be deemed to have been accepted by the Custodian when it commences actions pursuant thereto or in accordance therewith.
                  12.4 GOVERNING LAW AND JURISDICTION. THIS AGREEMENT SHALL BE CONSTRUED IN ACCORDANCE WITH, AND BE GOVERNED BY THE LAWS OF, THE STATE OF NEW YORK, WITHOUT GIVING EFFECT TO THE LAWS OF CONFLICT OF SUCH STATE. THE PARTIES HERETO IRREVOCABLY CONSENT TO THE EXCLUSIVE JURISDICTION OF THE COURTS OF THE STATE OF NEW YORK AND THE FEDERAL COURTS LOCATED IN NEW YORK CITY IN THE BOROUGH OF MANHATTAN.
                  12.5 Notices. Notices and other writings contemplated by this Agreement, other than Instructions, shall be delivered (a) by hand, (b) by first class registered or certified mail, postage prepaid, return receipt requested,
(c)  by  a  nationally   recognized   overnight  courier  or  (d)  by  facsimile
transmission, provided that any notice or other writing sent by facsimile transmission shall also be mailed, postage prepaid, to the party to whom such notice is addressed. All such notices shall be addressed, as follows:
                  If to the Fund:
                  [

                           Attn:               ]

                  Telephone:        [          ]
                  Facsimile         [          ]


                  If to the Custodian:

                  Brown Brothers Harriman & Co.
                  40 Water Street
                  Boston, Massachusetts 02109
                           Attn:  Manager, Securities Department
                  Telephone:        (617) 772-1818
                  Facsimile:        (617) 772-2263,

        or such other address as the Fund or the Custodian may from time to time designate in writing to the other.

                  12.6 Headings. Paragraph headings included herein are for convenience of reference only and shall not modify, define, expand or limit any of the terms or provisions hereof.

                  12.7 Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. This Agreement shall become effective when one or more counterparts have been signed and delivered by the Fund and the Custodian.

                  12.8 Confidentiality. The parties hereto agree that each shall treat confidentially the terms and conditions of this Agreement and all information provided by each party to the other regarding its business and operations. All confidential information provided by a party hereto shall be used by any other party hereto solely for the purpose of rendering or obtaining services pursuant to this Agreement and, except as may be required in carrying out this Agreement, shall not be disclosed to any third party without the prior consent of such providing party. The foregoing shall not be applicable to any information that is publicly available when provided or thereafter becomes publicly available other than through a breach of this Agreement, or that is required to be disclosed by or to any bank examiner of the Custodian or any Subcustodian, any regulatory authority, any auditor of the parties hereto, or by judicial or administrative process or otherwise by Applicable Law.

13.      Definitions.   The following defined terms will have the respective
meanings set forth below.

         13.1 Advance shall mean any extension of credit by or through the Custodian or by or through any Subcustodian and shall include amounts paid to third parties for account of the Fund or in discharge of any expense, tax or other item payable by the Fund.

         13.2 Agency Account shall mean any deposit account opened on the books of a Subcustodian or other banking institution in accordance with Section 7.1.

         13.3     Agent shall have the meaning set forth in the last system of
Section 6.

         13.4 Applicable Law shall mean with respect to each  jurisdiction,  all
(a) laws, statutes,  treaties,  regulations,  guidelines (or their equivalents);
(b) orders,  interpretations  licenses and permits; and (c) judgments,  decrees, injunctions writs, orders and similar actions by a court of competent jurisdiction; compliance with which is required or customarily observed in such jurisdiction.

         13.5 Authorized Person shall mean any person or entity authorized to give Instructions on behalf of the Fund in accordance with Section 4.1.

         13.6 Book-entry Agent shall mean an entity acting as agent for the issuer of Investments for purposes of recording ownership or similar entitlement to Investments, including without limitation a transfer agent or registrar.

         13.7 Clearing Corporation shall mean any entity or system established for purposes of providing securities settlement and movement and associated functions for a given market.

         13.8 Delegation Agreement shall mean any separate agreement entered into between the Custodian and the Fund or its authorized representative with respect to certain matters concerning the appointment and administration of Subcustodians delegated to the Custodian pursuant to Rule 17f-5.

         13.9 Foreign Custody Manager shall mean the Fund's foreign custody manager appointed pursuant to Rule 17f-5 of the 1940 Act.

         13.10 Funds Transfer Services Agreement shall mean any separate agreement entered into between the Custodian and the Fund or its authorized representative with respect to certain matters concerning the processing of payment orders from Principal Accounts of the Fund.

         13.11    Instruction(s) shall have the meaning assigned in Section 4.

         13.12 Investment Advisor shall mean any person or entity who is an Authorized Person to give Instructions with respect to the investment and reinvestment of the Fund's Investments.

         13.13 Investments shall mean any investment asset of the Fund, including without limitation securities, bonds, notes, and debentures as well as receivables, derivatives, contractual rights or entitlements and other intangible assets.

         13.14 Margin Account shall have the meaning set forth in Section 6.4 hereof.

         13.15 Principal Account shall mean deposit accounts of the Fund carried on the books of BBH&Co. as principal in accordance with Section 7.

         13.16 Safekeeping Account shall mean an account established on the books of the Custodian or any Subcustodian for purposes of segregating the interests of the Fund (or clients of the Custodian or Subcustodian) from the assets of the Custodian or any Subcustodian.

         13.17 Securities Depository shall mean a central or book entry system or agency established under Applicable Law for purposes of recording the ownership and/or entitlement to investment securities for a given market.

         13.18 Subcustodian shall mean each foreign bank appointed by the Custodian pursuant to Section 8, but shall not include Securities Depositories.

         13.19    Tri-Party Agreement shall have the meaning set forth in
Section 6.4 hereof.

         13.20 1940 Act shall mean the Investment Company Act of 1940, as amended.

     14. Compensation. The Fund agrees to pay to the Custodian (a) a fee in an amount set forth in the fee letter between the Fund and the Custodian in effect on the date hereof or as amended from time to time, and (b) all out-of-pocket expenses incurred by the Custodian, including the fees and expenses of all Subcustodians, and payable from time to time. Amounts payable by the Fund under and pursuant to this Section 14 shall be payable by wire transfer to the Custodian at BBH&Co. in New York, New York.


     15. Termination. This Agreement may be terminated by either party in accordance with the provisions of this Section. The provisions of this Agreement and any other rights or obligations incurred or accrued by any party hereto prior to termination of this Agreement shall survive any termination of this Agreement.

                  15.1 Notice and Effect. This Agreement may be terminated by either party by written notice effective no sooner than seventy-five days following the date that notice to such effect shall be delivered to other party at its address set forth in paragraph 12.5 hereof.

                  15.2 Successor Custodian. In the event of the appointment of a successor custodian, it is agreed that the Investments of the fund held by the Custodian or any Subcustodian shall be delivered to the successor custodian in accordance with reasonable Instructions. The Custodian agrees to cooperate with the Fund in the execution of documents and performance of other actions necessary or desirable in order to facilitate the succession of the new custodian. If no successor custodian shall be appointed, the Custodian shall in like manner transfer the Fund's Investments in accordance with Instructions.

                  15.3 Delayed Succession. If no Instruction has been given as of the effective date of termination, Custodian may at any time on or after such termination date and upon ten days written notice to the Fund either (a) deliver the Investments of the Fund held hereunder to the Fund at the address designated for receipt of notices hereunder; or
         (b) deliver any investments held hereunder to a bank or trust company having a capitalization of $2 million United States Dollars equivalent and operating under the Applicable law of the jurisdiction where such Investments are located, such delivery to be at the risk of the Fund. In the event that Investments or moneys of the Fund remain in the custody of the Custodian or its Subcustodians after the date of termination owing to the failure of the Fund to issue Instructions with respect to their disposition or owing to the fact that such disposition could not be accomplished in accordance with such Instructions despite diligent efforts of the Custodian, the Custodian shall be entitled to compensation for its services with respect to such Investments and moneys during such period as the Custodian or its Subcustodians retain possession of such items and the provisions of this Agreement shall remain in full force and effect until disposition in accordance with this Section is accomplished.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed as of the date first above written.

         THE WORLD FUNDS INC.
         By:_______________________________

         By: BROWN BROTHERS  HARRIMAN & CO.

         By: ________________________________





T:\CUSTODY\WORLD FUNDS

                                          ADMINISTRATIVE SERVICES AGREEMENT




         Administrative Services Agreement (the "Agreement") dated , 1998, by and between THE WORLD FUNDS, INC. (the "Fund"), a diversified, open-end management investment company, duly organized as a corporation in accordance with the laws of the State of Maryland, and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                         WITNESSETH THAT:

         WHEREAS, the Fund desires to appoint CSS as its Administrative Services Agent, for and on behalf of the THIRD MILLENNIUM RUSSIA FUND series (the "Portfolio"), to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund and the Portfolio, and provide ministerial services to implement the investment decisions of the Fund and the investment advisor of the Portfolio, Third Millennium Investment Advisors LLC (the "Advisor"); and

         WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

         Section 1. CSS shall examine and review all records and documents of the Portfolio pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

         Section 2. CSS shall, as necessary for such purposes, advise the Fund and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Fund, shall maintain and keep current such shareholder relations records.

         Unless the information necessary to perform the above functions is furnished in writing to CSS by the Fund or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Fund shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

         It shall be the responsibility of the Fund to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

         CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Fund and CSS.

         Section 3. The Fund shall confirm to the Fund's Transfer Agent all purchases and redemptions of shares of the Portfolio effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-1 under the Investment Company Act of 1940 and as otherwise directed by the Board of Directors of the Fund.

         CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's Transfer Agent periodically, and not less frequently than monthly.

         Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Fund may from time to time agree.

         Section 5. The accounts and records maintained by CSS shall be the property of the Fund, and shall be made available to the Fund, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Fund or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Fund of any necessary information, CSS shall assist the Fund in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Fund and CSS shall agree upon from time to time.

         Section 6. CSS and the Fund may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Fund or directed by the Fund, does not conflict with or violate any requirements of Fund's Prospectuses, Articles of Incorporation, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Fund (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Fund's procedures.

         Section 7. CSS may rely upon the advice of the Fund and upon statements of the Fund's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

         Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions, and certified copy of any resolution of the Board of Directors of the Fund or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

         CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Fund until receipt of notification thereof by the Fund.

         The Fund shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Fund, or the failure of the Fund to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Fund shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Fund reasonable opportunity to defend against such claim in the name of the Fund or CSS or both.

         Section 9. The Fund agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in the Schedule attached hereto, or as shall be set forth in amendments to such schedule approved by the Fund's Board of Directors and CSS.
         Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Fund and CSS are open. CSS will be open for business on days when the Fund is open for business and/or as otherwise set forth in the Fund's Prospectuses and Statements of Additional Information.

         Section 11. Either the Fund or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than 90 days from the giving of such notice. Such termination shall be without penalty.

         Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Fund and preceded by a certificate from the Fund's secretary so attesting.

         Notices to the Fund shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Notices to CSS shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

         Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of CSS, or by CSS without the written consent of the Fund, authorized or approved by a resolution of its Board of Directors.

         Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

         Oral Instructions: The term Oral Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund.

         Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund.

         The Fund shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

         Section 16. This Agreement shall be governed by the laws of the State of Maryland.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.





                                            THE WORLD FUNDS, INC.


                                            By:
                                            John Pasco, III
                                             Chairman








                                        COMMONWEALTH SHAREHOLDER SERVICES, INC.


                                         By:
                                         John Pasco, III
                                         President

                                                    SCHEDULE A TO

                                          ADMINISTRATIVE SERVICES AGREEMENT

                                                   BY AND BETWEEN

                                              THE WORLD FUNDS, INC. AND

                                       COMMONWEALTH SHAREHOLDER SERVICES, INC.

                                                       FOR THE

                                            THIRD MILLENNIUM RUSSIA FUND



         Pursuant to Section 9 of the Administrative Services Agreement, dated , 1998, by and between The World Funds, Inc. (the "Fund"), and Commonwealth Shareholder Services, Inc. ("CSS"), the Third Millennium Russia Fund series of the Fund shall pay CSS a fee calculated and paid monthly as follows:


A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.2% per annum of the average daily net assets of the Third Millennium Russia Fund series of the Fund, payable monthly, with a minimum fee of $30,000.

D. In addition to the foregoing, the Fund shall reimburse CSS, from the assets of the Portfolio, for the Portfolio's proportionate share of general expenses incurred for the Fund and for all expenses incurred by the Portfolio individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                          ADMINISTRATIVE SERVICES AGREEMENT




         Administrative Services Agreement (the "Agreement") dated , 1998, by and between THE WORLD FUNDS, INC. (the "Fund"), a diversified, open-end management investment company, duly organized as a corporation in accordance with the laws of the State of Maryland, and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                         WITNESSETH THAT:

         WHEREAS, the Fund desires to appoint CSS as its Administrative Services Agent, for and on behalf of the NEW MARKET FUND series (the "Portfolio"), to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund and the Portfolio, and provide ministerial services to implement the investment decisions of the Fund and the investment advisor of the Portfolio, Virginia Management Investment Company (the "Manager"); and

         WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

         Section 1. CSS shall examine and review all records and documents of the Portfolio pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

         Section 2. CSS shall, as necessary for such purposes, advise the Fund and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Fund, shall maintain and keep current such shareholder relations records.

         Unless the information necessary to perform the above functions is furnished in writing to CSS by the Fund or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Fund shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

         It shall be the responsibility of the Fund to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

         CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Fund and CSS.
         Section 3. The Fund shall confirm to the Fund's Transfer Agent all purchases and redemptions of shares of the Portfolio effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-1 under the Investment Company Act of 1940 and as otherwise directed by the Board of Directors of the Fund.

         CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's Transfer Agent periodically, and not less frequently than monthly.

         Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Fund may from time to time agree.

         Section 5. The accounts and records maintained by CSS shall be the property of the Fund, and shall be made available to the Fund, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Fund or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Fund of any necessary information, CSS shall assist the Fund in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Fund and CSS shall agree upon from time to time.

         Section 6. CSS and the Fund may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Fund or directed by the Fund, does not conflict with or violate any requirements of Fund's Prospectuses, Articles of Incorporation, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Fund (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Fund's procedures.

         Section 7. CSS may rely upon the advice of the Fund and upon statements of the Fund's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

         Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions, and certified copy of any resolution of the Board of Directors of the Fund or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

         CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Fund until receipt of notification thereof by the Fund.

         The Fund shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Fund, or the failure of the Fund to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Fund shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Fund reasonable opportunity to defend against such claim in the name of the Fund or CSS or both.

         Section 9. The Fund agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in the Schedule attached hereto, or as shall be set forth in amendments to such schedule approved by the Fund's Board of Directors and CSS.
         Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Fund and CSS are open. CSS will be open for business on days when the Fund is open for business and/or as otherwise set forth in the Fund's Prospectuses and Statements of Additional Information.

         Section 11. Either the Fund or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than 90 days from the giving of such notice. Such termination shall be without penalty.

         Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Fund and preceded by a certificate from the Fund's secretary so attesting.

         Notices to the Fund shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Notices to CSS shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

         Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of CSS, or by CSS without the written consent of the Fund, authorized or approved by a resolution of its Board of Directors.

         Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

         Oral Instructions: The term Oral Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund.

         Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund.

         The Fund shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

         Section 16. This Agreement shall be governed by the laws of the State of Maryland.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.





                                            THE WORLD FUNDS, INC.


                                            By:
                                            John Pasco, III
                                            Chairman








                                        COMMONWEALTH SHAREHOLDER SERVICES, INC.


                                         By:
                                         John Pasco, III
                                         President

                                                    SCHEDULE A TO

                                          ADMINISTRATIVE SERVICES AGREEMENT

                                                   BY AND BETWEEN

                                              THE WORLD FUNDS, INC. AND

                                       COMMONWEALTH SHAREHOLDER SERVICES, INC.

                                                       FOR THE

                                                   NEW MARKET FUND



         Pursuant to Section 9 of the Administrative Services Agreement, dated , 1998, by and between The World Funds, Inc. (the "Fund"), and Commonwealth Shareholder Services, Inc. ("CSS"), the New Market Fund series of the Fund shall pay CSS a fee calculated and paid monthly as follows:


A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.2% per annum of the average daily net assets of the New Market Fund series of the Fund, payable monthly, with a minimum fee of $30,000.

D. In addition to the foregoing, the Fund shall reimburse CSS, from the assets of the Portfolio, for the Portfolio's proportionate share of general expenses incurred for the Fund and for all expenses incurred by the Portfolio individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                                    Law Offices

                                       Stradley, Ronon, Stevens & Young, LLP

                                             2600 One Commerce Square
                                       Philadelphia, Pennsylvania 19103-7098
                                                  (215) 564-8000


Direct Dial: (215) 564-8074

                                                  April 22, 1998

The World Funds, Inc.
Suite 223
1500 Forest Avenue
Richmond, Virginia  23226

                  Re:      Legal Opinion-Securities Act of 1933

Ladies and Gentlemen:

   We have examined the Articles of Incorporation (the "Articles") of The World Funds, Inc. (the "Fund"), a series corporation organized under Maryland law, the By-Laws of the Fund, the resolutions adopted by the Fund's Board of Directors organizing the business of the Fund, and its proposed form of Share Certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material. We have also examined the Notification of Registration and the Registration Statements filed under the Investment Company Act of 1940 (the "Investment Company Act") and the Securities Act of 1933 (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.



   The Fund is authorized by the Articles to issue five hundred million (500,000,000) shares of common stock at a par value of $0.01 per share. The Articles designated the Sand Hill Portfolio Manager Fund series of the Fund, and authorized the issuance of fifty million (50,000,000) shares of common stock of such series. Articles Supplementary also authorized the issuance of fifty million (50,000,000) shares of common stock of the CSI Fixed Income Fund series, and the issuance of fifty million (50,000,000) shares of common stock of the CSI Equity Fund series. Finally, Articles Supplementary have now authorized the issuance of fifty million (50,000,000) shares of common stock of the New Market Fund series, and the issuance of fifty million (50,000,000) shares of common stock of the Third Millenium Russia Fund series.



    The Fund has filed with the U.S. Securities and Exchange Commission, a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Rule 24f-2 under the Investment Company Act. You have advised us that the Fund each year hereafter will timely file, a Notice pursuant to Rule 24f-2 perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

   You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.

   Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of Maryland, and the registration of an indefinite number of shares of the Fund remains effective, the authorized shares of the five series of the Fund identified above, when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

   We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                  Very truly yours,

                  STRADLEY, RONON, STEVENS & YOUNG, LLP



                   By: _______________________________________
                   Steven M. Felsenstein







8884




3


1

                      WORLD FUNDS, INC. - INDIVIDUAL RETIREMENT ACCOUNTS
                                  SERVICE AGREEMENT



         This Agreement is made as of the day of , 1998, between Brown Brothers Harriman Trust Company ("BBHTC"), a trust company incorporated under New York law having a place of business at 63 Wall Street, New York, New York 10005; World Funds, Inc. ("World"), a Maryland corporation having its principal place of business at 1500 Forrest Avenue, Suite 223, Richmond, Virginia 23229; and Fund Services, Inc. ("FSI"), a Virginia corporation having its principal place of business at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.
         WHEREAS, World desires to retain BBHTC as custodian under World's model Individual Retirement Account ("IRA") plan for exclusive investment in shares of the World sponsored mutual fund (the "IRA Plan"); and
         WHEREAS, FSI is the transfer agent for the Third Millennium Russia Fund, hereinafter referred to as the "Fund", and any future funds established as a series of World; and
         WHEREAS, BBHTC wishes to retain FSI to provide administrative and recordkeeping services for the IRA Accounts (as hereafter defined); and
         WHEREAS, FSI, as the Fund's transfer agent, has agreed that it can, and will, furnish the necessary administrative and recordkeeping services applicable to the IRA Accounts on behalf of BBHTC; and
         WHEREAS, the parties will establish in writing the standards for IRA processing that will insure timely services on the terms hereinafter set forth.
         Now, THEREFORE, in consideration of the respective undertakings and consents set forth herein, and intending to be legally bound, the parties do hereby agree as follows:
         1. BBHTC will act as custodian under the terms of the Individual Retirement Account Custodial Account Agreement, a copy of which is attached hereto, as said agreement may from time to time hereafter be amended with BBHTC's prior written consent (the "Custodial Account Agreement") for World's IRA accounts which are invested exclusively in shares of the fund and for which BBHTC is appointed the Custodian by the Depositor (as defined in the Custodian Account Agreement, which term shall accordingly mean the individual depositor identified in an IRA application) (The aforesaid accounts being hereinafter referred to as the "IRA Accounts"). Under no circumstances shall BBHTC be required to provide any other services to the IRA Accounts. BBHTC shall act as such custodian under the terms of and with the benefit of this Service Agreement.
         2.  BBHTC  hereby  designates  FSI as its  agent  to  service  the  IRA
Accounts. FSI agrees to perform the services set forth in this Service Agreement, including in schedule A attached hereto, on behalf of BBHTC.

         3. FSI is responsible for all recordkeeping with respect to the IRA Plan and IRA Accounts, including existing and new IRA Accounts, all payment and withdrawal activity, dividend processing, data changes and file maintenance and the preparation, reporting and filing on behalf of, and with the consent and review by, BBHTC of all informational tax returns and reports and all other filing and reporting requirements imposed on a custodian pursuant to tax, securities, labor, banking or any other applicable laws or regulations.

         Without limiting the generality of the preceding paragraph, FSI is responsible for the preparation and filing of all special tax reports relating to IRA Plans and Accounts, for delivering to Depositors information as to the withholding options available to holders of IRA Accounts and for withholding and paying over to appropriate tax authorities any amounts to be withheld in respect of any IRA Accounts.

         Prior to filing or delivering any of the aforesaid documents to any Depositors or to tax, securities, labor, banking or other applicable regulatory authorities, FSI shall provide drafts of such documents to BBHTC for its examination, it being understood that this requirement shall not, however, in any way reduce FSI's responsibility for the accuracy and completeness of such documents and their compliance with all applicable laws and regulations relating thereto.

         Upon request of BBHTC, FSI shall confirm in writing to BBHTC, from time to time, performance by FSI of its aforesaid responsibilities, including compliance with all such filing and reporting requirements, and FSI shall make such records available to BBHTC from time to time as BBHTC shall request, in order to allow BBHTC to satisfy itself as to such performance and compliance as well as compliance with sound auditing practices. FSI also agrees to provide at its expense to BBHTC not less frequently than annually an audit of compliance of the IRA Plan and IRA Accounts with all recordkeeping, reporting and filing requirements imposed by applicable laws or regulations, such audit to be performed by an accounting firm satisfactory to BBHTC.

         4. World is responsible for preparing and maintaining up to date, including in connection with any changes in applicable law or regulation, the Individual Retirement Account Disclosure Statement and the Custodial Account Agreement and any other documentation pursuant to which the IRA Plan or the IRA Accounts have been or shall be established, as well as all prospectuses, statements of additional information, registration statements and other materials provided to shareholders of the Funds generally, including to the Depositors. World is responsible for distribution to the Depositors of prospectuses, statements of additional information, registration statements and other materials to be provided to shareholders of the Funds generally, including to new or existing Depositors.
         World shall promptly notify BBHTC and FSI in writing of any amendments and/or modifications to the IRA Plan documents and promptly provide both BBHTC and FSI with copies of the same. World shall also promptly deliver to BBHTC and FSI copies of any and all annual or semiannual reports for the Fund or other communications or documents generally distributed to shareholders of the Fund, as well as copies of all prospectuses, statements of additional information, registration statements and amendments thereto relating to the Fund.
         5. FSI agrees to fully indemnify, protect and hold harmless BBHTC from and against any and all losses, damages, costs, expenses, claims liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which BBHTC may suffer or incur arising from FSI's failure to perform its duties under this Agreement or FSI's failure to perform its duties under any other agreement or document relating to the IRA Plan or the IRA Accounts (collectively referred to as "FSI-Caused Losses"), including FSI-Caused Losses which BBHTC may suffer or incur arising from BBHTC's performance hereunder as custodian of the IRA Accounts (except in respect of BBHTC's negligence or willful default), such as but not limited to responsibilities imposed by law on BBHTC as custodian or liabilities incurred in respect of the inaccuracy or incompleteness of, or the misstatement of material fact or failure to state a material fact in noncompliance with applicable law or regulation of, any IRA Plan documents, IRA Account documents or tax or informational returns, or other documents delivered or required to be delivered to Depositors.

         Without limiting the foregoing in any way, FSI agrees that it shall maintain in effect errors and omissions insurance in the amount of One Million ($1,000,000) Dollars during the term of this Agreement and any renewals hereof. FSI shall at least annually provide BBHTC with written proof that such insurance is in effect.
         FSI hereby agrees to fully indemnify, protect and hold harmless World from and against any and all losses, damages, costs, expenses, claims, liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which World may suffer or incur arising from World's obligation under Section 6 of this Agreement to fully indemnify, protect and hold harmless BBHTC under certain circumstances as stated in said
Section 6 from and against any and all FSI-Caused Losses.
         6. World agrees to fully indemnify, protect and hold harmless BBHTC from and against any and all losses, damages, costs, expenses, claims, liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which BBHTC may suffer or incur arising from World's failure to perform its duties under this agreement or World's failure to perform its duties under any other agreement or document relating to the IRA Plan or the IRA Accounts (collectively referred to as "World-Caused Losses"), including World-Caused Losses which BBHTC may suffer or incur arising from BBHTC's performance hereunder or under the Custodial Account Agreement or its status as custodian of the IRA Accounts (except in respect of BBHTC's negligence or willful default), such as but not limited to responsibilities imposed by law on BBHTC as custodian or liabilities incurred in respect of the inaccuracy or incompleteness of, or the misstatement of material fact or failure to state a material fact in, or non compliance with applicable law or regulation of any IRA Plan documents, IRA Account documents or tax or informational returns, or World or Fund prospectus, statements of additional information, registration statements or other documents delivered or required to be delivered to Depositors.

         7. FSI shall promptly deliver to BBHTC copies of all written correspondence received by FSI from the Securities and Exchange Commission, the Internal Revenue Service or any other government agencies regarding any act, transaction, duty or failure to perform any act or duty which is the subject matter of or is related to the IRA Accounts, this Agreement or the performance thereof.

8. FSI shall promptly deliver to BBHTC copies of any letters or correspondence concerning FSI's performance or responsibilities under this Agreement received by FSI from its independent accountants who audit or review FSI's books and records or from any depositor.
         9. As compensation for its custodial services for the IRA Accounts, BBHTC will receive from each Depositor an annual maintenance fee of $20.00 per fund account, per year. This fee will remain in effect for a three- (3) year period and thereafter may be increased upon thirty days' notice from BBHTC to World.
         10. For its services to BBHTC under this Agreement, FSI shall be entitled to retain from the aforesaid annual maintenance fee $10.00 per fund account, per year. Reimbursement for forms, postage and other out-of-pocket expenses incurred by FSI in executing its responsibilities under this agreement will be billable to the Fund as a expense incurred on behalf of BBHTC chargeable to the Fund.
         11. FSI agrees to collect the published annual maintenance fees from the Depositors (pursuant to paragraph 10 above) and to remit to BBHTC the net amount due BBHTC (after deduction of the fee due FSI pursuant to paragraph 11) within ten (10) business days after the end of each month in which such fees are collected. The annual maintenance fees will ordinarily be collected during the month of September and remitted to BBHTC in October. Fees from a complete distribution, exchange or roll-over/transfer, or similar transaction, will be collected as part of the transaction processing and remitted within ten (10) business days after the end of the month in which the transaction occurred.
         12. This Agreement may be terminated by any party, without prejudice to any obligations or liabilities of a party which have arisen prior to or relate to a period prior to termination, upon thirty days' prior written notice to the other parties, provided that if termination is by FSI or World and BBHTC so advises them within said thirty-day period, termination of this Agreement shall not become effective until, and shall occur simultaneously with, termination of BBHTC's position as custodian for the IRA Accounts provided that BBHTC shall promptly notify the Depositors of its determination to cease acting as a custodian.
         This Agreement may not be amended except by written agreement executed by all of the parties hereto. No provision of this Agreement shall be deemed waived unless said waiver is evidenced by a writing executed by the party to be bound.
         13. The books, records, information and operations of FSI under this Agreement shall be subject to inspection or audit by BBHTC, its independent auditors, its agents and appropriate supervisory authorities, including the National Association of Securities Dealers and the Securities and Exchange Commission.
         14. As of the end of each calendar month, FSI will promptly supply a report to BBHTC as to the account number, short name, tax ID number, blue sky state, number of shares held, in this fund, and value of each IRA Account closed during the month, as well as the total activity for the month.
         In addition, as of June 30th and December 31st, FSI will promptly supply a similar report for the six months ended that date, provided that the six-month report shall include the full name and address of each IRA Account.
         15. This Agreement shall be governed by and construed in accordance with the law of the State of New York, without giving effect to conflicts of laws principles.
         16. All notices, requests, consents and other communications pursuant to this Agreement shall be in writing and shall be deemed to have been given when sent by first class mail, or by personal delivery.

         (a)       Notices to World shall be addressed to:
                           World Funds, Inc.
                           1500 Forrest Avenue
                           Suite 223
                           Richmond, VA  23229
                           Attention:   John Pasco, III, Chairman


         (b)       Notices to FSI shall be directed to:

                           Fund Services, Inc.
                           1500 Forrest Avenue
                           Suite 111
                           Richmond, VA  23229
                           Attention: William R. Carmichael, President

         (c)       Notices to BBHTC shall be directed to:

                           Brown Brothers Harriman Trust Company
                           63 Wall Street
                           New York, NY  10005
                           Attention: Gerard F. Joyce, Jr.

         With a copy to:

                           Brown Brothers Harriman & Co.
                           40 Water Street
                           Boston, MA  02109
                           Attention:  Manager, Securities Department

         IN WITNESS WHEREOF, the undersigned have caused this Agreement to be duly executed and delivered by their proper officers as of the day and year first above written.

ATTEST:                                       WORLD FUNDS, INC.


-------------------------           ------------------------------

                                                FUND SERVICES, INC.


-------------------------           ------------------------------
                                          William R. Carmichael
                                          President


                                         Brown Brothers Harriman Trust Company


-------------------------           -------------------------------
                                         Gerard F. Joyce, Jr.

                                                 SCHEDULE A

                                 SERVICES TO BE PERFORMED BY FUND SERVICES, INC.
                                         FOR RETIREMENT PLAN ACCOUNTS OF
                                                WORLD FUNDS, INC.




Account Processing:

         Opening new accounts
         Processing all payments, including transfers and rollovers Issuing and cancelling certificates Processing partial and complete redemptions and systematic withdrawal plans
         Regular and legal transfers of accounts
         Mailing applicable reports, prospectus and proxies
         Processing dividends and capital gain distributions  annually,  if any.
                  This includes mailing of cash dividends and/or preparing statements to Depositors for reinvested distributions
         TEFRA withholdings, as applicable
         Blue Sky Reports.  This includes shares sold to Depositors in various states
         Establish and maintain dealer file
         Wire order services
                  Create purchase or redemption trade confirmations Provide reports on status of trades Cashier payments received Post trades to Depositor accounts to include any dividends due
         Sell shares to collect unpaid IRA maintenance fees
         Advise Depositors of withdrawal requirements necessary to avoid tax penalties



Account Maintenance/Tax Reporting
1. Maintaining Depositor records of certificate and whole and fractional unissued ("Book") shares.
2.        Changing Depositors' addresses.
3.        Daily or periodic reports on numbers of shares, accounts, etc.
4.        Addressing and tabulating annual proxy cards.
5.        Supplying an annual stockholder list.
6. Preparation and reporting of federal tax information (1099 DIV, 1099R, W-2P, 5498, and 1042S as appropriate) to Depositors and IRS.
7.        Issuance of year end annual valuation confirmations for IRA accounts.
8. Replying to Depositor correspondence other than that for Fund-related inquiries.

                                                THE WORLD FUNDS, INC.


                                                 Distribution Plan

                                                        Of

                                           THIRD MILLENNIUM RUSSIA FUND




                  This Plan of Distribution (the "Plan") has been adopted pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act") by The World Funds, Inc. (the "Fund") for the Class B shares of the Fund's Third Millennium Russia Fund series (the "Series"). The Plan has been approved by a majority of the Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "12b-1 Directors"), by votes cast in person at a meeting called for the purpose of voting on the Plan.1 The Fund contemplates that the Plan shall operate as a compensation Plan.


                  The Plan provides that:

                  1. Subject to the limits on payments under the Plan set forth herein, or in any annual budget approved by the Fund and the Distributor, the Fund shall pay to the Distributor, or others through the Distributor, the amounts called for under the Plan. Such payments shall be applied by the Distributor for all expenses incurred by such parties in the promotion and distribution of the Series' shares. For this purpose, expenses authorized under the Plan include, but are not limited to, printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, salaries and benefits of employees involved in sales of shares, telephone expenses, meeting and space rental expenses, underwriter's spreads, interest charges on funds used to finance activities under this Plan, and other distribution-related expenses, as well as any service fees paid to securities dealers or others who have executed an agreement with the Fund or its affiliates.

                  2. The following agreements are deemed to be "agreements under the Plan" and the form of each such agreement, and any material amendments thereto, shall be approved as required under the Rule:

         a. Any Distribution Agreement between the Fund and its National Distributor, or any other distributor of shares in privity with the Fund.
         b.       The National Distributor's Selling Dealer Agreement.

Purchase orders for goods and services acquired from persons who are not affiliates of the Fund are not deemed to be agreements under this Plan.

                  3. The maximum aggregate amount which may be reimbursed by the Fund under this Plan is 0.25% per annum of the average daily net assets of the Series' shares. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Fund.

                  4. It is anticipated that amounts paid by the Fund under this Plan shall be used to pay service and maintenance fees for shareholder servicing and maintenance of shareholder accounts by other providers.

                  5. The Distributor shall collect and disburse payments made under this Plan, and shall furnish to the Board of Directors of the Fund for its review on a quarterly basis, a written report of the monies reimbursed to the Distributor and others under the Plan, and shall furnish the Board of Directors of the Fund with such other information as the Board may reasonably request in connection with the payments made under the Plan in order to enable the Board to make an informed determination of whether the Plan should be continued.

                  6. The Plan shall continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the Fund's Board of Directors, including the non-interested Directors, cast in person at a meeting called for the purpose of voting on the Plan.

                  7. The Plan, or any agreements entered into pursuant to the Plan, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the non-interested Directors, on not more than sixty (60) days' written notice, and shall terminate automatically in the event of any act that constitutes an assignment of the management agreement between the Fund and the Fund's investment adviser.

                  8. The Plan and any agreements entered into pursuant to the Plan may not be amended to increase materially the amount to be spent by the Fund for distribution pursuant to paragraph 3 of this Plan without approval by a majority of the Fund's outstanding voting securities.

                  9. All material amendments to the Plan, or any agreements entered into pursuant to the Plan, shall be approved by the Board, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

                  10. So long as the Plan is in effect, the selection and nomination of the Fund's 12b-1 Directors shall be committed to the discretion of such 12b-1 Directors.

                  11. This Plan shall take effect on the ___ day of _____, 1998.







                  This Plan and the terms and provisions thereof are hereby accepted and agreed to by the Fund and the Distributor as evidenced by their execution hereof.


                                            The World Funds, Inc.


                                            By:



                                            First Dominion Capital Corp.


                                            By:




    1 In its consideration of the Plan, the Board of Directors considered the proposed schedule and nature of payments under the Plan. The Board of Directors concluded that the proposed reimbursement of the Company's principal underwriter, First Dominion Capital Corp. (the "Distributor"), for distribution expenses under the Plan is fair and not excessive. Accordingly, the Board determined that the Plan should provide for such reimbursement and that adoption of the Plan would be prudent and in the best interests of the Fund and the Series' shareholders. Such approval included a determination that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund, the Series and the Series' shareholders.









                                                       -3-



                                                THE WORLD FUNDS, INC.


                                                 Distribution Plan

                                                        Of

                                                THE NEW MARKET FUND




                  This Plan of Distribution (the "Plan") has been adopted pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act") by The World Funds, Inc. (the "Fund") for the shares of the Fund's New Market Fund series (the "Series"). The Plan has been approved by a majority of the Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "12b-1 Directors"), by votes cast in person at a meeting called for the purpose of voting on the Plan.1 The Fund contemplates that the Plan shall operate as a compensation Plan.


                  The Plan provides that:

                  1. Subject to the limits on payments under the Plan set forth herein, or in any annual budget approved by the Fund and the Distributor, the Fund shall pay to the Distributor, or others through the Distributor, the amounts called for under the Plan. Such payments shall be applied by the Distributor for all expenses incurred by such parties in the promotion and distribution of the Series' shares. For this purpose, expenses authorized under the Plan include, but are not limited to, printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, salaries and benefits of employees involved in sales of shares, telephone expenses, meeting and space rental expenses, underwriter's spreads, interest charges on funds used to finance activities under this Plan, and other distribution-related expenses, as well as any service fees paid to securities dealers or others who have executed an agreement with the Fund or its affiliates.

                  2. The following agreements are deemed to be "agreements under the Plan" and the form of each such agreement, and any material amendments thereto, shall be approved as required under the Rule:

         a. Any Distribution Agreement between the Fund and its National Distributor, or any other distributor of shares in privity with the Fund.
         b.       The National Distributor's Selling Dealer Agreement.

Purchase orders for goods and services acquired from persons who are not affiliates of the Fund are not deemed to be agreements under this Plan.

                  3. The maximum aggregate amount which may be reimbursed by the Series under this Plan is 0.50% per annum of the average daily net assets of the Series' shares. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Fund.

                  4. It is anticipated that amounts paid by the Series under this Plan shall be used to pay service and maintenance fees for shareholder servicing and maintenance of shareholder accounts by other providers.

                  5. The Distributor shall collect and disburse payments made under this Plan, and shall furnish to the Board of Directors of the Fund for its review on a quarterly basis, a written report of the monies reimbursed to the Distributor and others under the Plan, and shall furnish the Board of Directors of the Fund with such other information as the Board may reasonably request in connection with the payments made under the Plan in order to enable the Board to make an informed determination of whether the Plan should be continued.

                  6. The Plan shall continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the Fund's Board of Directors, including the non-interested Directors, cast in person at a meeting called for the purpose of voting on the Plan.

                  7. The Plan, or any agreements entered into pursuant to the Plan, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the non-interested Directors, on not more than sixty (60) days' written notice, and shall terminate automatically in the event of any act that constitutes an assignment of the management agreement between the Fund and the Fund's investment manager.

                  8. The Plan and any agreements entered into pursuant to the Plan may not be amended to increase materially the amount to be spent by the Series for distribution pursuant to paragraph 3 of this Plan without approval by a majority of the Fund's outstanding voting securities.

                  9. All material amendments to the Plan, or any agreements entered into pursuant to the Plan, shall be approved by the Board, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

                  10. So long as the Plan is in effect, the selection and nomination of the Fund's 12b-1 Directors shall be committed to the discretion of such 12b-1 Directors.

                  11. This Plan shall take effect on the ___ day of _____, 1998.



                  This Plan and the terms and provisions thereof are hereby accepted and agreed to by the Fund and the Distributor as evidenced by their execution hereof.


                                            The World Funds, Inc.


                                            By:



                                            First Dominion Capital Corp.


                                            By:



    1 In its consideration of the Plan, the Board of Directors considered the proposed schedule and nature of payments under the Plan. The Board of Directors concluded that the proposed reimbursement of the Company's principal underwriter, First Dominion Capital Corp. (the "Distributor"), for distribution expenses under the Plan is fair and not excessive. Accordingly, the Board determined that the Plan should provide for such reimbursement and that adoption of the Plan would be prudent and in the best interests of the Fund and the Series' shareholders. Such approval included a determination that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund, the Series and the Series' shareholders.